UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852
Exact Name of Registrant as Specified in Charter:	USAA MUTUAL FUNDS TRUST
Address of Principal Executive Offices and Zip Code:	9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288
Name and Address of Agent for Service:	DANIEL J. MAVICO
USAA MUTUAL FUNDS TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MARCH 31

Date of Reporting Period: JUNE 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2017

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CALIFORNIA BOND FUND

JUNE 30, 2017

(Form N-Q)

48500 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
PRE	Pre-refunded to a date prior to maturity
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC Assurance
Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual
Assurance Co., National Public Finance Guarantee Corp., or XL Capital Assurance.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America Corp.,
Deutsche Bank A.G., or JPMorgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from California Health Insurance
Construction Loan Insurance Program.

1 | USAA California Bond Fund

PORTFOLIO OF INVESTMENTS

USAA California Bond Fund

June 30, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (90.6%)

California (87.7%)

$2,000	Alameda Corridor Transportation Auth.	5.00%	10/01/2037	$2,267
1,500	Anaheim Public Financing Auth.	5.00	5/01/2046	1,709
4,235	Association of Bay Area Governments (NBGA)	5.00	1/01/2033	4,848
17,520	Association of Bay Area Governments (INS)	4.75	3/01/2036	17,614
1,500	Association of Bay Area Governments	5.00	7/01/2042	1,615
3,085	Burbank USD, 4.30%, 8/01/2023	4.30 (a)	8/01/2033	2,633
3,000	Burbank USD, 4.35%, 8/01/2023	4.35 (a)	8/01/2034	2,551
5,265	Carlsbad USD (INS) (PRE)	5.00	10/01/2034	5,735
9,500	Centinela Valley Union High School District	4.00	8/01/2050	9,882
3,000	Central USD (INS) (PRE)	5.50	8/01/2029	3,280
5,000	Chula Vista	5.88	1/01/2034	5,419
6,000	City and County of San Francisco Airport Commission	4.90	5/01/2029	6,508
2,000	City of Fillmore Wastewater	5.00	5/01/2047	2,282
1,350	Corona-Norco USD	5.00	9/01/2032	1,507
6,000	Educational Facilities Auth.	5.38	4/01/2034	6,574
1,000	Educational Facilities Auth.	5.00	10/01/2037	1,143
3,100	Educational Facilities Auth.	5.00	10/01/2049	3,595
1,500	Elk Grove Finance Auth. (INS)	5.00	9/01/2038	1,701
15,000	Foothill/Eastern Transportation Corridor Agency (INS)	4.21 (b)	1/15/2034	7,797
7,500	Foothill/Eastern Transportation Corridor Agency (INS)	4.25 (b)	1/15/2035	3,728
18,000	Golden State Tobacco Securitization (INS)	4.55	6/01/2022	18,555
16,675	Golden State Tobacco Securitization	5.00	6/01/2033	16,754
405	Health Facilities Financing Auth. (NBGA)	5.50	1/01/2019	406
5,000	Health Facilities Financing Auth.	5.00	7/01/2033	5,708
2,000	Health Facilities Financing Auth. (PRE)	6.50	10/01/2033	2,139
8,105	Health Facilities Financing Auth.	4.00	3/01/2039	8,399
1,050	Health Facilities Financing Auth. (NBGA)	5.00	7/01/2039	1,193
2,100	Health Facilities Financing Auth.	5.00	11/15/2039	2,373
14,000	Health Facilities Financing Auth.	4.00	11/15/2041	14,498
7,805	Health Facilities Financing Auth. (NBGA)	5.00	6/01/2042	8,722
1,000	Health Facilities Financing Auth.	5.00	8/15/2042	1,129
2,300	Health Facilities Financing Auth. (NBGA)	5.00	7/01/2044	2,601
10,000	Health Facilities Financing Auth.	4.00	10/01/2047	10,280
9,310	Indio Redevelopment Agency	5.25	8/15/2031	9,691
6,000	Inland Empire Tobacco Securitization Auth.	5.75	6/01/2026	6,293
1,000	Irvine USD	5.00	9/01/2042	1,132
1,000	Irvine USD	5.00	9/01/2042	1,132
1,000	Irvine USD	5.00	9/01/2047	1,124
525	Irvine USD	5.00	9/01/2047	590
1,000	Irvine USD	5.00	9/01/2049	1,118
1,000	Jurupa Public Financing Auth.	5.00	9/01/2042	1,132
3,875	Long Beach Bond Finance Auth.	5.00	11/15/2035	4,634
2,000	Los Angeles County Public Works Financing Auth.	5.00	12/01/2044	2,290
6,000	Los Angeles County Public Works Financing Auth.	5.00	12/01/2045	6,921
10,000	Madera Redevelopment Agency	5.38	9/01/2038	10,413

2 | USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,790	March Joint Powers Redevelopment Agency (INS)	4.00%	8/01/2041	$6,000
6,000	Modesto Irrigation District	5.75	10/01/2034	6,454
3,435	Monrovia Financing Auth.	5.00	12/01/2045	3,910
2,345	Monrovia Financing Auth. (INS)	5.00	12/01/2045	2,675
7,500	Monterey Peninsula CCD (INS) (PRE)	5.11 (b)	8/01/2029	4,175
2,000	Mountain View Shoreline Regional Park Community (e)	5.63	8/01/2035	2,291
750	Municipal Finance Auth.	5.00	2/01/2037	850
1,900	Municipal Finance Auth. (NBGA)	4.13	5/15/2039	1,989
1,000	Municipal Finance Auth.	5.00	2/01/2042	1,126
2,100	Municipal Finance Auth. (NBGA)	4.13	5/15/2046	2,181
1,000	Municipal Finance Auth.	5.00	2/01/2047	1,120
1,000	Municipal Finance Auth. (f)	5.00	7/01/2047	1,117
1,000	Municipal Finance Auth.	5.00	6/01/2050	1,066
1,500	Norco Redevelopment Agency	5.88	3/01/2032	1,670
1,250	Norco Redevelopment Agency	6.00	3/01/2036	1,397
5,000	Norwalk Redevelopment Agency (INS)	5.00	10/01/2030	5,015
3,500	Norwalk Redevelopment Agency (INS)	5.00	10/01/2035	3,511
7,500	Norwalk-La Mirada USD (INS)	5.00 (b)	8/01/2030	4,978
6,205	Oakdale Irrigation District (PRE)	5.50	8/01/2034	6,783
5,500	Palomar Pomerado Health (INS)	4.89 (b)	8/01/2026	4,197
12,230	Palomar Pomerado Health (INS)	6.05 (b)	8/01/2031	7,353
2,000	Pittsburg Successor Redevelopment Agency (INS)	5.00	9/01/2029	2,359
4,000	Pollution Control Financing Auth. (c)	5.25	8/01/2040	4,366
10,000	Pollution Control Financing Auth.	5.00	11/21/2045	10,019
1,500	Pomona USD (INS)	5.00	8/01/2039	1,698
1,000	Public Finance Auth.	5.00	10/15/2037	1,101
3,000	Public Finance Auth.	5.00	10/15/2047	3,257
6,875	Public Works Board	5.00	4/01/2031	6,899
5,705	Public Works Board	5.00	4/01/2031	5,725
2,000	Regents of the Univ. of California	4.00	5/15/2044	2,074
2,800	Rio Elementary School District (INS)	4.00	8/01/2045	2,904
1,250	Riverside County Public Financing Auth. (INS)	4.00	10/01/2036	1,307
1,625	Riverside County Public Financing Auth. (INS)	4.00	10/01/2037	1,698
2,000	Riverside County Redevelopment Successor Agency (INS)	4.00	10/01/2037	2,083
2,000	Riverside County Transportation Commission	5.25	6/01/2039	2,353
2,000	RNR School Financing Auth. (INS)	5.00	9/01/2041	2,296
7,115	Roseville Finance Auth. (PRE)	5.00	2/01/2037	7,830
2,000	Sacramento Area Flood Control Agency (INS)	5.00	10/01/2044	2,263
1,100	Sacramento County Airport Systems	5.00	7/01/2041	1,265
1,020	Sacramento USD (INS)	5.00	7/01/2038	1,169
2,000	San Diego County Regional Airport Auth.	5.00	7/01/2040	2,190
1,000	San Diego Public Facilities Financing Auth. (PRE)	5.25	5/15/2029	1,119
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,857
3,500	San Francisco City and County Airport (PRE)	5.25	5/01/2026	3,630
10,000	San Jose Financing Auth.	5.00	6/01/2039	11,391
3,000	San Jose Redevelopment Agency (INS)	4.45	8/01/2032	3,006
1,500	San Luis & Delta-Mendota (INS)	5.00	3/01/2038	1,676
3,000	San Marcos USD Financing Auth. (INS)	5.00	8/15/2035	3,290
5,000	San Ramon Successor Redevelopment Agency (INS)	5.00	2/01/2038	5,670
3,500	Santa Barbara Financing Auth.	5.00	7/01/2029	3,757
9,000	Santa Barbara Financing Auth.	5.00	7/01/2039	9,617
2,000	Santa Clara	5.25	7/01/2032	2,297
5,250	Santa Clarita CCD	4.00	8/01/2046	5,511
6,000	Santa Cruz County Redevelopment Successor Agency (INS)	5.00	9/01/2035	6,910
1,750	School Finance Auth. (c)	5.00	8/01/2041	1,908
2,250	School Finance Auth. (c)	5.00	8/01/2046	2,444
1,750	Sierra View Local Health Care District (PRE)	5.25	7/01/2037	1,750

3 | USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$10,000	South Orange County Public Financing Auth. (INS)	5.00%	8/15/2032	$10,025
4,000	State	5.25	2/01/2030	4,588
75	State	4.50	8/01/2030	75
5,000	State	5.75	4/01/2031	5,406
3,000	State	5.00	2/01/2043	3,412
2,500	State	5.00	9/01/2045	2,913
9,500	State	5.00	8/01/2046	11,050
11,795	Statewide Communities Dev. Auth. (NBGA) (PRE)	5.00	12/01/2027	12,004
4,225	Statewide Communities Dev. Auth. (PRE)	5.50	7/01/2031	4,226
13,000	Statewide Communities Dev. Auth. (NBGA) (PRE)	5.00	12/01/2037	13,231
3,500	Statewide Communities Dev. Auth. (NBGA) (PRE)	5.75	8/15/2038	3,692
2,500	Statewide Communities Dev. Auth.	5.00	11/15/2038	2,573
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2040	2,242
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2042	1,619
500	Statewide Communities Dev. Auth.	5.00	11/01/2043	561
2,400	Statewide Communities Dev. Auth. (NBGA)	5.00	8/01/2044	2,730
2,750	Statewide Communities Dev. Auth.	5.00	10/01/2046	3,023
4,000	Statewide Communities Dev. Auth. (NBGA)	4.00	11/01/2046	4,181
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,611
3,000	Statewide Communities Dev. Auth.	4.00	8/15/2051	3,066
1,575	Temecula Valley USD (INS)	5.00	9/01/2040	1,781
7,500	Temecula Valley USD (INS)	4.00	8/01/2045	7,787
5,710	Tulare (INS)	4.00	11/15/2041	5,953
5,000	Tulare (INS)	4.00	11/15/2044	5,198
7,190	Tuolumne Wind Project Auth. (PRE)	5.63	1/01/2029	7,693
4,000	Val Verde USD (INS)	5.00	3/01/2029	4,234
1,105	Val Verde USD (INS)	5.00	8/01/2034	1,269
1,530	Val Verde USD (INS)	5.00	8/01/2035	1,754
1,500	Val Verde USD (INS)	5.13	3/01/2036	1,585
4,000	Val Verde USD (INS)	5.00	8/01/2044	4,555
4,475	Val Verde USD (INS)	4.00	8/01/2045	4,655
4,813	Vallejo Sanitation and Flood Control District (INS)	5.00	7/01/2019	4,947
5,000	Victor Valley Union High School District (INS)	4.00	8/01/2037	5,245
1,250	Washington Township Health Care District	6.00	7/01/2029	1,344
6,080	Washington Township Health Care District	5.00	7/01/2037	6,092
1,000	Washington Township Health Care District	5.00	7/01/2042	1,108
4,585	West Kern Water District	5.00	6/01/2028	5,180
6,000	Western Placer USD (INS)	4.00	8/01/2041	6,227

				601,997
	Guam (1.9%)
1,000	Power Auth.	5.00	10/01/2034	1,058
4,000	Waterworks Auth.	5.50	7/01/2043	4,441
7,000	Waterworks Auth.	5.00	1/01/2046	7,630
				13,129
	U.S. Virgin Islands (1.0%)
1,590	Public Finance Auth.	4.00	10/01/2022	1,345
1,500	Public Finance Auth.	5.00	10/01/2027	1,250
1,500	Public Finance Auth.	5.00	10/01/2032	1,198
3,000	Public Finance Auth. (c)	5.00	9/01/2033	3,282
				7,075
	Total Fixed-Rate Instruments (cost: $600,622)			622,201

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

PUT BONDS (3.5%)

California (3.5%)

$15,000	Bay Area Toll Auth.	2.16% (d)	4/01/2036	$15,202
8,485	Twin Rivers USD (INS)	3.20	6/01/2041	8,498
				23,700
	Total Put Bonds (cost: $23,485)			23,700

VARIABLE-RATE DEMAND NOTES (5.1%)

California (5.1%)

3,230	Antioch USD (LIQ) (LOC - Deutsche Bank A.G.) (c)	0.99	8/01/2047	3,230
1,650	Bay Area Toll Auth. (LIQ) (c)	1.12	4/01/2039	1,650
9,595	Semitropic Improvement District (LIQ) (c)	1.16	12/01/2018	9,595
5,050	Statewide Communities Dev. Auth.	0.88	4/01/2046	5,050
15,550	Victorville Joint Powers Financing Auth. (LOC - BNP Paribas)	1.41	5/01/2040	15,550
				35,075
	Total Variable-Rate Demand Notes (cost: $35,075)			35,075
	Total Investments (cost: $659,182)			$680,976
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$—	$622,201	$—	$622,201
Put Bonds	—	23,700	—	23,700
Variable-Rate Demand Notes	—	35,075	—	35,075
Total	$—	$680,976	$—	$680,976

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA California Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA California Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt

6 | USAA California Bond Fund

securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may

7 | USAA California Bond Fund

increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $28,034,000 and $6,240,000 respectively, resulting in net unrealized appreciation of $21,794,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $686,751,000 at June 30, 2017, and, in total, may not equal 100%.

Acategory percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

SPECIFIC NOTES

(a)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2017.

(e)At June 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

Notes to Portfolio of Investments | 8

(f)At June 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $1,117,000, of which all were when-issued securities.

9 | USAA California Bond Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CALIFORNIA MONEY MARKET FUND

JUNE 30, 2017

(Form N-Q)

48501 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG	Association of Bay Area Governments
IDA	Industrial Development Authority/Agency
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Barclays Bank plc, Deutsche Bank A.G., or JP Morgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA California Money Market Fund

PORTFOLIO OF INVESTMENTS

USAA California Money Market Fund

June 30, 2017 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (94.6%)

California (94.6%)

$8,100	ABAG Finance Auth. for Nonprofit Corps. (LOC -
	Citigroup, Inc.)	0.86%	8/01/2035	$8,100
3,700	Alameda County IDA (LOC - BNP Paribas)	1.00	12/01/2040	3,700
4,375	Alameda County IDA (LOC - Comerica Bank,
	N.A.)	1.03	12/01/2040	4,375
7,000	Antioch USD (LIQ) (LOC - Deutsche Bank A.G.)
	(a)	0.99	8/01/2047	7,000
10,100	Bay Area Toll Auth. (LOC - Mitsubishi UFJ
	Financial Group Inc.)	0.87	4/01/2045	10,100
2,650	Chino Basin Regional Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.87	6/01/2032	2,650
7,500	Enterprise Dev. Auth. (LOC - Federal Home
	Loan Bank of San Francisco) (a)	0.96	12/01/2042	7,500
7,050	Health Facilities Financing Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.93	7/01/2033	7,050
6,800	Health Facilities Financing Auth. (LIQ) (LOC -
	Barclays Bank plc) (a)	0.99	3/01/2042	6,800
4,765	Infrastructure and Economic Dev. Bank (LOC -
	Federal Home Loan Bank of San
	Francisco) (a)	0.97	12/01/2040	4,765
4,900	Irvine (LOC - Sumitomo Mitsui Banking Corp.)	0.92	9/02/2025	4,900
7,905	Irvine (LOC - Sumitomo Mitsui Banking Corp.)	0.92	9/02/2032	7,905
4,692	Irvine (LOC - Sumitomo Mitsui Banking Corp.)	0.92	9/02/2050	4,692
6,000	Livermore (LOC - U.S. Bancorp)	0.75	10/01/2030	6,000
6,085	Los Angeles (LOC - U.S. Bancorp)	0.88	8/01/2035	6,085
400	Novato (LOC - BNP Paribas)	0.99	10/01/2032	400
7,770	Pasadena (LOC - Bank of America Corp.)	0.91	2/01/2035	7,770
3,200	Pollution Control Financing Auth. (LOC - BNP
	Paribas)	0.93	11/01/2019	3,200
5,500	Pollution Control Financing Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.90	11/01/2026	5,500
1,435	Pollution Control Financing Auth. (LOC -
	Comerica Bank, N.A.)	1.03	12/01/2030	1,435
5,985	Rancho Water District (LOC - Wells Fargo &
	Co.)	0.89	9/01/2028	5,985
8,700	Riverside (LOC - Bank of America Corp.)	0.91	3/01/2037	8,700
9,700	Riverside County Asset Leasing Corps. (LOC -
	Wells Fargo & Co.)	0.88	11/01/2032	9,700
10,100	Riverside Electric Public Utilities (LOC -
	Barclays Bank plc)	0.88	10/01/2029	10,100
6,050	San Diego County (LOC - Comerica Bank, N.A.)	0.99	1/01/2023	6,050
3,200	San Diego County (LOC - Wells Fargo & Co.)	0.92	9/01/2030	3,200
1,505	State (LOC - U.S. Bancorp)	0.88	5/01/2033	1,505
4,805	State (LOC - State Street Bank and Trust Co.)	0.88	5/01/2034	4,805
4,805	Statewide Communities Dev. Auth. (LIQ) (a)	1.11	10/01/2020	4,805
7,845	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank, N.A.)	0.99	12/01/2024	7,845
4,000	Statewide Communities Dev. Auth.	0.89	4/01/2038	4,000
560	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank, N.A.)	1.01	3/01/2057	560

2 | USAA California Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$4,100	Statewide Communities Dev. Auth. (LOC -
	Federal Home Loan Bank of Des Moines)
	(LOC - Federal Home Loan Bank of San
	Francisco)	1.03%	3/01/2057	$4,100
				181,282
	Total Variable-Rate Demand Notes (cost: $181,282)			181,282

FIXED-RATE INSTRUMENTS (9.9%)

California (9.9%)

9,000	San Diego County Water Auth.			0.86	7/18/2017		9,000
10,000	Statewide Communities Dev. Auth.			0.80	7/05/2017		10,000
							19,000
	Total Fixed-Rate Instruments (cost: $19,000)						19,000
	Total Investments (cost: $200,282)						$200,282
($ in 000s)			VALUATION HIERARCHY
Assets			LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes		$	— $	181,282	$	— $	181,282
Fixed-Rate Instruments			—	19,000		—	19,000
Total		$	— $	200,282	$	— $	200,282

3 | USAA California Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA California Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Board of Trustees (the Board) of the Trust has approved a Plan of Liquidation and Dissolution for USAA California Money Market Fund pursuant to which the Fund will be liquidated on or about July 26, 2017. In approving the liquidations, the Board determined that the liquidation of the Fund is in the best interest of that Fund and its shareholders.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Board has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

4 | USAA California Money Market Fund

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $191,720,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

5 | USAA California Money Market Fund

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GLOBAL EQUITY INCOME FUND

JUNE 30, 2017

(Form N-Q)

98351 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Equity Income Fund

June 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.7%)

COMMON STOCKS (98.7%)

Consumer Discretionary (6.4%)

Advertising (0.4%)

4,790	Omnicom Group, Inc.	$397
	Auto Parts & Equipment (0.8%)
17,040	Magna International, Inc.	789
	Automobile Manufacturers (0.9%)
12,830	Daimler AG	929
	Cable & Satellite (0.9%)
64,630	Sky plc	837
	Casinos & Gaming (0.5%)
8,060	Las Vegas Sands Corp.	515
	Home Improvement Retail (0.9%)
223,900	Kingfisher plc	877
	Hotels, Resorts & Cruise Lines (0.5%)
7,900	Carnival Corp.	518
	Restaurants (1.5%)
9,600	McDonald's Corp.	1,470
	Total Consumer Discretionary	6,332
	Consumer Staples (15.0%)
	Household Products (2.2%)
24,770	Procter & Gamble Co.	2,159
	Hypermarkets & Super Centers (1.5%)
19,340	Wal-Mart Stores, Inc.	1,463
	Packaged Foods & Meat (3.3%)
11,450	B&G Foods, Inc.	408
32,370	Nestle S.A.	2,817
		3,225
	Personal Products (2.7%)
49,050	Unilever N.V.	2,707
	Soft Drinks (1.6%)
13,080	Coca-Cola Co.	587
8,395	PepsiCo, Inc.	969
		1,556
	Tobacco (3.7%)
10,240	Altria Group, Inc.	762
13,330	British American Tobacco plc	909

1 | USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)
13,180	Imperial Tobacco Group plc	$592
13,590	Japan Tobacco, Inc.	477
8,180	Philip Morris International, Inc.	961
		3,701
	Total Consumer Staples	14,811

Energy (10.9%)

Integrated Oil & Gas (7.8%)

29,160	Exxon Mobil Corp.	2,354
50,310	Galp Energia SGPS S.A.	762
24,710	Occidental Petroleum Corp.	1,479
34,234	Royal Dutch Shell plc "A"	907
44,820	Total S.A.	2,216
		7,718
	Oil & Gas Drilling (0.5%)
9,620	Helmerich & Payne, Inc.	523
	Oil & Gas Equipment & Services (0.5%)
7,540	Schlumberger Ltd.	497
	Oil & Gas Exploration & Production (1.6%)
11,030	ConocoPhillips	485
56,950	Peyto Exploration & Development Corp.	1,033
		1,518
	Oil & Gas Refining & Marketing (0.5%)
16,240	Keyera Corp.	511
	Total Energy	10,767
	Financials (11.6%)
	Consumer Finance (0.8%)
26,585	Synchrony Financial	793
	Diversified Banks (6.8%)
47,510	Australia and New Zealand Banking Group Ltd.	1,049
7,090	Bank of Montreal	520
12,440	Canadian Imperial Bank of Commerce	1,011
67,190	DBS Group Holdings Ltd.	1,012
113,350	HSBC Holdings plc	1,051
8,500	JPMorgan Chase & Co.	777
16,880	Royal Bank of Canada	1,226
		6,646
	Multi-Line Insurance (2.0%)
2,510	Allianz SE	494
55,170	AXA S.A.	1,509
		2,003
	Property & Casualty Insurance (0.5%)
11,290	XL Group Ltd.	494
	Regional Banks (0.5%)
3,630	PNC Financial Services Group, Inc.	453
	Reinsurance (0.5%)
5,360	Swiss Re AG	490
	Specialized Finance (0.5%)
3,950	CME Group, Inc.	495
	Total Financials	11,374

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Health Care (16.6%)

Biotechnology (2.5%)

28,380	AbbVie, Inc.	$2,058
5,860	Gilead Sciences, Inc.	414
		2,472
	Health Care Equipment (0.8%)
9,100	Medtronic plc	808
	Pharmaceuticals (13.3%)
50,920	GlaxoSmithKline plc	1,085
15,300	Johnson & Johnson	2,024
37,630	Merck & Co., Inc.	2,412
31,140	Novartis AG	2,591
79,690	Pfizer, Inc.	2,677
7,800	Roche Holding AG	1,986
3,530	Sanofi	338
		13,113
	Total Health Care	16,393
	Industrials (10.5%)
	Aerospace & Defense (2.0%)
118,140	BAE Systems plc	975
3,480	Lockheed Martin Corp.	966
		1,941
	Building Products (0.5%)
11,902	Johnson Controls International plc	516
	Construction & Engineering (1.5%)
17,500	Vinci S.A.	1,494
	Electrical Components & Equipment (0.8%)
10,370	Eaton Corp. plc	807
	Environmental & Facilities Services (0.5%)
8,460	Republic Services, Inc.	539
	Human Resource & Employment Services (0.5%)
6,450	Adecco Group AG	490
	Industrial Conglomerates (4.7%)
61,278	General Electric Co.	1,655
21,340	Siemens AG	2,934
		4,589
	Total Industrials	10,376
	Information Technology (8.7%)
	Communications Equipment (1.7%)
54,810	Cisco Systems, Inc.	1,715
	Semiconductors (3.7%)
48,820	Intel Corp.	1,647
10,740	Maxim Integrated Products, Inc.	482
17,870	QUALCOMM, Inc.	987
7,450	Texas Instruments, Inc.	573
		3,689
	Systems Software (1.0%)
13,980	Microsoft Corp.	964
	Technology Hardware, Storage, & Peripherals (2.3%)
55,720	HP, Inc.	974

3 | USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)
370	Samsung Electronics Co. Ltd.	$769
5,600	Western Digital Corp.	496
		2,239
	Total Information Technology	8,607

Materials (5.1%)

Construction Materials (0.5%)

8,610	LafargeHolcim Ltd.	493
	Diversified Chemicals (2.7%)
12,870	BASF SE	1,192
15,400	Dow Chemical Co.	971
19,900	Huntsman Corp.	514
		2,677
	Diversified Metals & Mining (1.1%)
21,400	Rio Tinto Ltd.	1,041
	Paper Products (0.3%)
9,590	UPM-Kymmene Oyj	273
	Precious Metals & Minerals (0.5%)
37,300	Goldcorp, Inc.	482
	Total Materials	4,966
	Telecommunication Services (6.0%)
	Integrated Telecommunication Services (2.9%)
39,040	AT&T, Inc.	1,473
12,310	Nippon Telegraph & Telephone Corp.	581
109,650	Singapore Telecommunications Ltd.	310
10,920	Verizon Communications, Inc.	488
		2,852
	Wireless Telecommunication Services (3.1%)
25,800	NTT DOCOMO, Inc.	608
21,170	Rogers Communications, Inc. "B"	1,000
500,040	Vodafone Group plc	1,418
		3,026
	Total Telecommunication Services	5,878
	Utilities (7.9%)
	Electric Utilities (5.4%)
8,090	American Electric Power Co., Inc.	562
8,570	Duke Energy Corp.	717
12,110	Edison International	947
87,570	EDP-Energias de Portugal S.A.	286
255,410	Enel S.p.A.	1,369
3,500	NextEra Energy, Inc.	491
25,220	PPL Corp.	975
		5,347
	Independent Power Producers & Energy Traders (0.3%)
14,390	Uniper SE	270
	Multi-Utilities (2.2%)
119,950	E.ON SE	1,130
85,025	National Grid plc	1,054
		2,184
	Total Utilities	7,801
	Total Common Stocks	97,305
	Total Equity Securities (cost: $90,065)	97,305

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.83%(a)
503,390	(cost: $503)					$503
Total Investments (cost: $90,568)						$97,808
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks		$97,305	$	— $	— $	97,305
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds		503		—	—	503
Total		$97,808	$	— $	— $	97,808

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Global Equity Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Global Equity Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

6 | USAA Global Equity Income Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

7 | USAA Global Equity Income Fund

bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 8

C.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $8,885,000 and $1,645,000, respectively, resulting in net unrealized appreciation of $7,240,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $98,603,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 50.1% of net assets at June 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

9 | USAA Global Equity Income Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA NEW YORK BOND FUND

JUNE 30, 2017

(Form N-Q)

48504 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: ACA
Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., or
Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the Federal
Housing Administration or the State of New York Mortgage Agency.

1 | USAA New York Bond Fund

PORTFOLIO OF INVESTMENTS

USAA New York Bond Fund

June 30, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (96.2%)

New York (91.0%)

$1,000	Albany Capital Resource Corp. (PRE)	6.00%	11/15/2025	$1,159
500	Albany IDA	5.00	7/01/2031	501
1,000	Albany IDA (PRE)	5.25	11/15/2032	1,017
1,000	Albany IDA (PRE)	5.25	11/15/2032	1,017
1,500	Brookhaven Local Dev. Corp.	5.25	11/01/2036	1,672
500	Buffalo and Erie County Industrial Land Dev. Corp.	6.00	10/01/2031	576
1,000	Buffalo and Erie County Industrial Land Dev. Corp.(a)	5.00	6/01/2035	1,075
2,000	Buffalo and Erie County Industrial Land Dev. Corp.	5.00	7/01/2040	2,180
700	Build NYC Resource Corp.	5.00	6/01/2040	788
1,000	Build NYC Resource Corp.	5.00	8/01/2040	1,127
500	Build NYC Resource Corp.	5.00	7/01/2041	546
1,000	Build NYC Resource Corp.	4.00	8/01/2042	1,036
1,500	Build NYC Resource Corp.	5.00	8/01/2042	1,642
1,000	Build NYC Resource Corp.	5.50	4/01/2043	1,060
2,000	Build NYC Resource Corp.	5.00	7/01/2045	2,237
1,000	Canton Capital Resource Corp. (INS) (PRE)	5.00	5/01/2040	1,108
2,000	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2048	2,059
1,000	Convention Center Dev. Corp.	3.28 (b)	11/15/2037	452
500	Convention Center Dev. Corp.	5.00	11/15/2045	574
500	Counties Tobacco Trust VI	5.00	6/01/2045	534
1,365	Dormitory Auth. (ETM)	5.30	2/15/2019	1,424
1,500	Dormitory Auth. (NBGA)	5.00	7/01/2024	1,504
2,000	Dormitory Auth.	5.00	7/01/2026	2,197
1,000	Dormitory Auth.	5.00	7/01/2027	1,040
3,275	Dormitory Auth. (INS)	5.50	5/15/2030	4,270
500	Dormitory Auth. (INS)	5.00	7/01/2030	502
1,000	Dormitory Auth.	5.00	7/01/2031	1,088
1,000	Dormitory Auth.	5.00	1/15/2032	1,020
500	Dormitory Auth. (INS)	5.63	11/01/2032	572
2,500	Dormitory Auth. (NBGA)	5.00	6/01/2033	2,584
2,500	Dormitory Auth. (INS) (PRE)	5.00	7/01/2033	2,602
2,000	Dormitory Auth. (PRE)	5.25	7/01/2033	2,167
1,300	Dormitory Auth.	5.75	7/01/2033	1,394
2,000	Dormitory Auth.	5.00	2/15/2034	2,126
1,200	Dormitory Auth. (INS) (PRE)	5.00	7/01/2034	1,294
500	Dormitory Auth.	5.00	7/01/2034	571
1,000	Dormitory Auth.	5.25	7/01/2035	1,059
1,000	Dormitory Auth. (PRE)	5.00	7/01/2036	1,000
2,000	Dormitory Auth. (INS) (PRE)	5.00	8/15/2036	2,011
250	Dormitory Auth. (INS)	5.30	7/01/2037	251
1,300	Dormitory Auth. (c)	5.00	12/01/2037	1,429
500	Dormitory Auth.	5.00	5/01/2038	536
2,000	Dormitory Auth. (PRE)	5.00	7/01/2038	2,082
500	Dormitory Auth. (PRE)	5.50	3/01/2039	537
500	Dormitory Auth.	5.00	5/01/2039	551
1,000	Dormitory Auth. (PRE)	5.50	7/01/2040	1,127
2,000	Dormitory Auth. (INS)	5.50	7/01/2040	2,714
2,000	Dormitory Auth.	5.00	5/01/2041	2,194
1,000	Dormitory Auth.	4.00	7/01/2041	1,054
250	Dormitory Auth.	5.00	7/01/2042	267

2 | USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	Dormitory Auth.	5.00%	5/01/2043	$1,130
2,000	Dormitory Auth.	4.00	7/01/2043	2,053
1,000	Dormitory Auth.	5.75	7/01/2043	1,146
1,500	Dormitory Auth.	5.00	7/01/2044	1,658
1,000	Dutchess County IDA (INS)	5.50	4/01/2030	1,105
1,250	Dutchess County Local Dev. Corp.	5.75	7/01/2040	1,387
2,000	Dutchess County Local Dev. Corp.	4.00	7/01/2041	2,050
1,000	Dutchess County Local Dev. Corp.	5.00	7/01/2044	1,101
2,000	Dutchess County Local Dev. Corp.	5.00	7/01/2045	2,237
600	Dutchess County Local Dev. Corp.	5.00	7/01/2046	674
1,000	Environmental Facilities Corp.	4.00	8/15/2046	1,060
250	Erie County IDA	5.25	5/01/2032	283
600	Hempstead Town Local Dev Co.	5.00	7/01/2047	692
10	Housing Finance Agency (INS)	6.13	11/01/2020	10
2,000	Hudson Yards Infrastructure Co.	4.00	2/15/2044	2,108
2,500	Liberty Dev. Corp.	5.25	10/01/2035	3,125
560	Liberty Dev. Corp.	5.50	10/01/2037	725
1,000	Liberty Dev. Corp. (c)	5.00	11/15/2044	1,073
2,000	Long Island Power Auth.	5.00	5/01/2038	2,223
1,000	Long Island Power Auth.	5.00	9/01/2041	1,147
2,000	Long Island Power Auth.	5.00	9/01/2044	2,251
500	Monroe County IDC (d)	5.25	10/01/2031	550
1,000	Monroe County IDC	5.00	12/01/2037	1,097
500	Monroe County IDC (INS)	5.00	1/15/2038	560
2,100	Monroe County IDC (NBGA)	5.50	8/15/2040	2,375
2,000	Monroe County IDC	5.00	12/01/2042	2,178
1,000	Monroe County IDC	5.00	12/01/2046	1,122
3,000	MTA	5.00	11/15/2035	3,480
1,500	MTA	5.25	11/15/2038	1,715
1,000	MTA	5.25	11/15/2057	1,168
1,000	Nassau County	5.00	1/01/2038	1,139
1,000	Nassau County (INS)	5.00	4/01/2038	1,130
1,000	Nassau County Local Economic Assistance Corp.	5.00	7/01/2037	1,085
2,000	New York City	5.25	8/15/2023	2,098
1,885	New York City Health and Hospital Corp.	5.00	2/15/2025	1,931
1,000	New York City Housing Dev. Corp.	5.00	11/01/2042	1,072
1,000	New York City IDA (INS) (PRE)	5.25	11/01/2037	1,015
17,090	New York City Municipal Water Finance Auth.	5.12 (b)	6/15/2020	16,406
2,000	New York City Municipal Water Finance Auth.	5.00	6/15/2039	2,147
3,000	New York City Transitional Finance Auth.	5.00	1/15/2034	3,065
1,000	New York City Transitional Finance Auth.	5.13	1/15/2034	1,059
1,000	New York City Transitional Finance Auth.	4.00	8/01/2041	1,062
1,250	New York City Transitional Finance Auth.	5.00	7/15/2043	1,427
2,000	New York City Trust for Cultural Resources	5.00	12/01/2039	2,158
1,000	New York City Trust for Cultural Resources	5.00	8/01/2043	1,138
1,000	New York City Trust for Cultural Resources	4.00	7/01/2046	1,034
825	Newburgh City	5.00	6/15/2023	919
870	Newburgh City	5.00	6/15/2024	964
1,000	Niagara Area Dev. Corp.	4.00	11/01/2024	1,002
750	Niagara Tobacco Asset Securitization Corp.	5.25	5/15/2040	833
1,500	Onondaga Civic Dev. Corp.	5.38	7/01/2040	1,620
1,000	Onondaga Civic Dev. Corp.	5.00	10/01/2040	1,091
1,000	Onondaga Civic Dev. Corp.	5.00	7/01/2042	1,061
1,000	Onondaga County Trust for Cultural Resources (d)	5.00	12/01/2036	1,132
800	Onondaga County Trust for Cultural Resources	5.00	5/01/2040	908
2,000	Oyster Bay	4.00	6/01/2018	2,022
600	Rockland County	5.00	12/15/2021	670
1,265	Rockland County	3.75	10/01/2025	1,300
675	Saratoga County IDA (PRE)	5.25	12/01/2032	688
1,000	Seneca County IDA (PRE)	5.00	10/01/2027	1,011
1,000	Southold Local Dev. Corp.	5.00	12/01/2045	1,060
500	St. Lawrence County IDA	4.00	7/01/2043	521
1,770	St. Lawrence County IDA	5.00	9/01/2047	2,017
1,000	State	5.00	2/15/2039	1,063
220	Suffolk County EDC (PRE)	5.00	7/01/2028	253

3 | USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,280	Suffolk County EDC	5.00%	7/01/2028	$1,404
250	Suffolk County EDC	5.00	7/01/2033	275
1,020	Suffolk Tobacco Asset Securitization Corp.	5.38	6/01/2028	1,026
1,450	Suffolk Tobacco Asset Securitization Corp.	5.00	6/01/2032	1,565
1,000	Thruway Auth. (PRE)	5.00	4/01/2028	1,050
1,000	Thruway Auth.	4.00	1/01/2056	1,028
1,000	Tompkins County Dev. Corp. (INS)	5.50	7/01/2033	1,116
1,500	Tompkins County Dev. Corp.	5.00	7/01/2044	1,605
1,500	Town of Hempstead IDA	4.50	7/01/2036	1,500
2,265	Triborough Bridge and Tunnel Auth. (PRE)	5.00	11/15/2029	2,391
1,410	Triborough Bridge and Tunnel Auth.	5.00	11/15/2029	1,485
1,850	Triborough Bridge and Tunnel Auth. (PRE)	5.00	11/15/2031	1,953
1,150	Triborough Bridge and Tunnel Auth.	5.00	11/15/2031	1,208
1,000	Triborough Bridge and Tunnel Auth.	3.70 (b)	11/15/2032	607
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,198
1,000	TSASC, Inc.	5.00	6/01/2041	1,112
1,685	Urban Dev. Corp.	5.00	1/01/2029	1,752
2,000	Urban Dev. Corp. (PRE)	5.00	3/15/2036	2,136
870	Westchester County Health Care Corp. (PRE)	6.00	11/01/2030	1,007
130	Westchester County Health Care Corp.	6.00	11/01/2030	145
1,500	Westchester County Local Dev. Corp.	5.00	1/01/2034	1,631
1,000	Westchester County Local Dev. Corp.	5.00	11/01/2046	1,087
500	Westchester Tobacco Asset Securitization Corp.	5.00	6/01/2041	543
1,000	Yonkers (INS)	5.00	10/01/2024	1,141
665	Yonkers (INS)	3.00	7/01/2025	691
				199,767
	Guam (3.6%)
500	Government	5.00	1/01/2037	524
500	Government	5.00	12/01/2046	545
1,000 Government Business Privilege Tax		5.00	11/15/2039	1,079
1,000	International Airport Auth. (INS)	5.75	10/01/2043	1,172
1,000	Power Auth. (INS)	5.00	10/01/2030	1,121
500	Power Auth. (INS)	5.00	10/01/2039	560
1,000	Waterworks Auth.	5.00	7/01/2029	1,119
500	Waterworks Auth.	5.00	7/01/2035	547
1,000	Waterworks Auth.	5.50	7/01/2043	1,110
				7,777
	Puerto Rico (0.6%)
1,390	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing Auth.	5.13	4/01/2032	1,319
	U.S. Virgin Islands (1.0%)
2,000	Public Finance Auth.	5.00	10/01/2032	1,598
750	Water and Power Auth.	5.00	7/01/2018	624
				2,222
	Total Fixed-Rate Instruments (cost: $200,136)			211,085

VARIABLE-RATE DEMAND NOTES (2.9%)

New York (2.9%)

1,315	Albany IDA (LOC - Citizens Financial Group)	0.98	5/01/2035	1,315
990	East Rochester Housing Auth.
	(LOC - Citizens Financial Group)	1.04	12/01/2036	990
2,500 Energy Research and Dev. Auth.
	(LOC - Mizuho Corporate Bank Ltd.)	0.91	5/01/2039	2,500

Portfolio of Investments | 4

Principal					Market
Amount			Coupon	Final	Value
(000)	Security		Rate	Maturity	(000)
$300	Housing Finance Agency (LOC - Wells Fargo & Co.)		0.93%	11/01/2046	$300
1,170 Monroe County IDA (LOC - Citizens Financial Group)			1.04	7/01/2027	1,170
					6,275
	Total Variable-Rate Demand Notes (cost: $6,275)				6,275
Units
	LIQUIDATING TRUST (0.2%)
200	Center for Medical Science, Inc.* (e),(f)(cost: $499)				545
	Total Investments (cost: $206,910)				$217,905

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments		$—	$211,085	$—	$211,085
Variable-Rate Demand Notes		—	6,275	—	6,275
Liquidating Trust		—	—	545	545
Total		$—	$217,360	$545	$217,905
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

	RECONCILIATION OF LEVEL 3 INVESTMENTS
($ in 000s)					Liquidating Trust
Balance as of March 31, 2017					$545
Purchases					-
Sales					-
Transfers into Level 3					-
Transfers out of Level 3					-
Net realized gain (loss) on investments					-
Change in net unrealized appreciation/(depreciation) of investments					-

Balance as of June 30, 2017					$545

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA New York Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA New York Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

6 | USAA New York Bond Fund

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

7 | USAA New York Bond Fund

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when- issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $12,128,000 and $1,133,000, respectively, resulting in net unrealized appreciation of $10,995,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $219,455,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

Notes to Portfolio of Investments | 8

SPECIFIC NOTES

(a)At June 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $1,075,000, of which all were when-issued securities.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)At June 30, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(e)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2017, was $545,000, which represented 0.2% of the Fund's net assets.

(f)Restricted security that is not registered under the Securities Act of 1933.

*Non-income-producing security.

9 | USAA New York Bond Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA NEW YORK MONEY MARKET FUND

JUNE 30, 2017

(Form N-Q)

48505-0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Royal Bank of
Canada.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA New York Money Market Fund

PORTFOLIO OF INVESTMENTS

USAA New York Money Market Fund

June 30, 2017 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (88.8%)

New York (88.8%)

$1,310	Albany IDA (LOC - Citizens Financial Group)	0.98%	5/01/2035	$1,310
4,695	Build NYC Resource Corp. (LOC - Toronto-
	Dominion Bank)	1.01	12/01/2045	4,695
2,245	Chautauqua County IDA (LOC - Citizens
	Financial Group)	1.01	8/01/2027	2,245
2,000	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.91	5/01/2039	2,000
1,210	Erie County IDA (LOC - Key Bank, N.A.)	0.99	6/01/2022	1,210
2,000	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.95	11/01/2037	2,000
1,700	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.97	5/01/2042	1,700
2,200	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	0.93	11/01/2046	2,200
2,500	Liberty Development Corp. (LIQ) (LOC - Royal
	Bank of Canada) (a)	0.95	11/15/2019	2,500
2,420	Monroe County IDA (LOC - Manufacturers &
	Traders Trust Co.)	0.96	12/01/2034	2,420
2,355	MTA (LOC - BNP Paribas)	0.95	11/15/2045	2,355
1,975	New Jersey Transportation Trust Fund Auth.
	(LIQ) (LOC - Royal Bank of Canada) (a)	0.96	2/15/2019	1,975
2,100	New York City (LOC - Sumitomo Mitsui Banking
	Corp.)	0.89	9/01/2035	2,100
1,000	New York City (LOC - Manufacturers & Traders
	Trust Co.)	1.03	12/01/2040	1,000
2,275	New York City Health and Hospitals Corp. (LOC
	- JP Morgan Chase & Co.)	0.91	2/15/2026	2,275
740	New York City IDA (LOC - Toronto-Dominion
	Bank)	1.01	12/01/2027	740
2,335	New York City IDA (LOC - JP Morgan Chase &
	Co.)	1.01	12/01/2034	2,335
2,305	New York City IDA (LOC - Key Bank, N.A.)	0.96	7/01/2038	2,305
1,700	Onondaga County IDA (LOC - Manufacturers &
	Traders Trust Co.)	0.96	12/01/2031	1,700
2,005	Ontario County IDA (LOC - Key Bank, N.A.)	0.94	7/01/2030	2,005
5,685	Tompkins County IDA (LOC - Bank of America
	Corp.)	1.03	2/01/2037	5,685
				46,755
	Total Variable-Rate Demand Notes (cost: $46,755)			46,755

FIXED-RATE INSTRUMENTS (7.6%)

New York (7.6%)

1,500	Chenango Valley CSD	1.50	7/14/2017	1,500
1,000	Indian River CSD	2.00	7/14/2017	1,001

2 | USAA New York Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,500	Waverly CSD	2.00%	7/28/2017	$1,501
				4,002
	Total Fixed-Rate Instruments (cost: $4,002)			4,002
	Total Investments (cost: $50,757)			$50,757
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes	$	— $	46,755	$	— $	46,755
Fixed-Rate Instruments		—	4,002		—	4,002
Total	$	— $	50,757	$	— $	50,757

3 | USAA New York Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA New York Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Board of Trustees (the Board) of the Trust has approved a Plan of Liquidation and Dissolution for USAA New York Money Market Fund pursuant to which the Fund will be liquidated on or about July 26, 2017. In approving the liquidations, the Board determined that the liquidation of the Fund is in the best interest of that Fund and its shareholders.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Board has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

4 | USAA New York Money Market Fund

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $52,651,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

5 | USAA New York Money Market Fund

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

JUNE 30, 2017

(Form N-Q)

48497 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

1 | USAA Tax Exempt Intermediate-Term Fund

(INS)	Principal and interest payments are insured by one of the following: ACA
Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty
Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance
Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Barclays Bank plc, Citibank, N.A., Deutsche Bank A.G., or Wells Fargo &
Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing
Administration, Michigan School Bond Qualification and Loan Program, or
Texas Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Intermediate-Term Fund

June 30, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (84.1%)

Alabama (1.8%)

$5,000	Lower Alabama Gas District	5.00%	9/01/2027	$5,900
7,000	Lower Alabama Gas District	5.00	9/01/2028	8,291
35,000	Lower Alabama Gas District	5.00	9/01/2034	41,831
5,955	Montgomery Medical Clinic Board	5.00	3/01/2033	6,608
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,927
4,605	Private Colleges and Universities Facilities Auth.
	(INS)	4.75	9/01/2026	4,619
8,000	Special Care Facilities Financing Auth.	5.00	2/01/2036	8,933
				78,109
	Arizona (1.9%)
20,310	Apache County IDA	4.50	3/01/2030	21,582
6,000	Health Facilities Auth.	5.00	2/01/2027	6,600
3,270	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2024	3,929
2,115	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2025	2,573
8,315	Phoenix IDA (a)	3.75	7/01/2024	8,568
11,100	Phoenix IDA (a)	5.00	7/01/2034	11,947
1,675	Phoenix IDA	5.00	7/01/2036	1,810
4,250	Phoenix IDA	5.00	10/01/2036	4,807
2,680	Pima County IDA	4.50	6/01/2030	2,855
2,000	Pinal County IDA (INS)	5.25	10/01/2020	2,004
1,250	Pinal County IDA (INS)	5.25	10/01/2022	1,252
2,000	Pinal County IDA (INS)	4.50	10/01/2025	2,002
3,540	State (INS)	5.00	10/01/2019	3,835
7,275	State (INS)	5.25	10/01/2020	7,906
				81,670
	Arkansas (0.1%)
4,290	Pulaski Technical College (INS)	5.00	9/01/2030	4,934
	California (8.1%)
4,500	Alameda Corridor Transportation Auth.	5.00	10/01/2035	5,121
500	Anaheim Public Financing Auth.	5.00	5/01/2028	588
500	Anaheim Public Financing Auth.	5.00	5/01/2029	586
1,000	Anaheim Public Financing Auth.	5.00	5/01/2030	1,166
1,510	Cerritos CCD	5.02 (b)	8/01/2025	1,259
1,000	Cerritos CCD	5.24 (b)	8/01/2027	762
1,000	Cerritos CCD	5.41 (b)	8/01/2028	724
1,520	Chula Vista Financing Auth.	5.00	9/01/2027	1,785
1,700	Chula Vista Financing Auth.	5.00	9/01/2028	1,979
1,785	Chula Vista Financing Auth.	5.00	9/01/2029	2,061
2,635	Chula Vista Financing Auth.	5.00	9/01/2030	3,035
2,095	Chula Vista Financing Auth.	5.00	9/01/2031	2,401
5,000	City and County of San Francisco Airport
	Commission	5.25	5/01/2022	5,385
7,000	City and County of San Francisco Airport
	Commission	5.25	5/01/2023	7,537

3 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,000	City and County of San Francisco Airport
	Commission	4.90%	5/01/2029	$5,423
1,250	Communities Dev. Auth.	5.00	5/15/2032	1,428
2,000	Communities Dev. Auth.	5.00	5/15/2033	2,275
1,250	Communities Dev. Auth.	5.00	5/15/2034	1,415
2,000	Communities Dev. Auth.	5.00	5/15/2035	2,258
2,000	Coronado Community Dev. Agency (INS)	5.00	9/01/2024	2,007
6,810	El Camino CCD	4.25 (b)	8/01/2026	5,442
7,665	El Camino CCD	4.42 (b)	8/01/2027	5,856
5,500	El Camino CCD	4.58 (b)	8/01/2028	4,010
5,500	Foothill/Eastern Transportation Corridor Agency
	(INS)	4.25 (b)	1/15/2035	2,734
1,000	Fresno Joint Power Financing Auth. (INS)	5.00	4/01/2032	1,162
1,000	Fresno Joint Power Financing Auth. (INS)	5.00	4/01/2035	1,149
420	Fresno Joint Power Financing Auth. (INS)	5.00	4/01/2036	481
46,605	Golden State Tobacco Securitization Corp. (INS)	4.17 (b)	6/01/2025	38,362
2,000	Health Facilities Financing Auth.	5.00	8/15/2027	2,277
5,000	Health Facilities Financing Auth.	5.25	8/15/2031	5,730
2,540	Health Facilities Financing Auth.	4.00	3/01/2033	2,679
2,700	Health Facilities Financing Auth.	4.00	3/01/2034	2,827
1,000	Irvine City	5.00	9/02/2029	1,109
5,000	Irvine USD Special Tax District (INS)	5.25	9/01/2019	5,426
2,500	Irvine USD Special Tax District (INS)	4.50	9/01/2020	2,665
1,300	Los Angeles County	5.00	3/01/2023	1,535
3,500	Pittsburg Redevelopment Agency (INS)	5.00	9/01/2027	4,221
2,640	Pittsburg Redevelopment Agency (INS)	5.00	9/01/2028	3,150
6,400	Public Works Board (PRE)	5.50	4/01/2021	6,904
6,755	Public Works Board (PRE)	5.60	4/01/2022	7,298
3,000	Public Works Board	5.13	3/01/2023	3,300
3,130	Public Works Board (PRE)	5.75	4/01/2023	3,390
1,185	Public Works Board	5.00	11/01/2023	1,389
2,500	Public Works Board	5.25	3/01/2024	2,768
2,000	Public Works Board	5.00	11/01/2024	2,344
1,250	Public Works Board	5.00	3/01/2025	1,457
2,000	Public Works Board	5.38	3/01/2025	2,216
1,365	Public Works Board	5.00	3/01/2026	1,593
10,000	Public Works Board	5.00	4/01/2028	11,492
7,000	Public Works Board	5.00	11/01/2028	8,151
5,000	Public Works Board	5.00	4/01/2029	5,724
11,465	Public Works Board	5.00	10/01/2031	13,372
775	San Diego Public Facilities Financing Auth.	5.00	10/15/2030	910
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2031	1,169
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2032	1,164
1,635	San Diego Public Facilities Financing Auth.	5.00	10/15/2033	1,894
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2034	1,154
1,250	San Diego Public Facilities Financing Auth.	5.00	10/15/2035	1,440
500	School Finance Auth. (a)	5.00	8/01/2031	553
1,600	School Finance Auth. (a)	5.00	8/01/2036	1,755
4,035	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2022	4,047
4,920	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2025	4,935
20,000	State	5.25	10/01/2022	21,888
27,445	State	5.75	4/01/2027	29,697
10,240	State	5.00	8/01/2032	12,091
10,000	State Univ.	5.00	11/01/2029	11,858
10,000	State Univ.	5.00	11/01/2033	11,821
1,000	Statewide Communities Dev. Auth.	5.13	5/15/2031	1,106
6,185	Tobacco Securitization Auth.	4.75	6/01/2025	6,230
1,605	Tulare City (INS)	5.00	11/15/2032	1,870
1,570	Tulare City (INS)	5.00	11/15/2033	1,821
3,655	Tulare City (INS)	5.00	11/15/2034	4,222
2,340	Tulare City (INS)	5.00	11/15/2035	2,697
3,470	Tuolumne Wind Project Auth. (PRE)	5.00	1/01/2022	3,680
10,000	Upland City	6.00	1/01/2026	11,336

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	Washington Township Health Care District	5.75%	7/01/2024	$2,157
3,500	Washington Township Health Care District	5.00	7/01/2025	3,797
				356,700
	Colorado (2.7%)
5,000	Adams and Arapahoe Counties Joint School
	District No. 28J	3.20 (b)	12/01/2022	4,529
30,955	Denver Health and Hospital Auth.	4.75	12/01/2027	31,034
135	Health Facilities Auth.	5.25	6/01/2023	135
2,750	Health Facilities Auth.	5.00	6/01/2028	2,996
1,000	Health Facilities Auth.	5.00	12/01/2028	1,125
1,500	Health Facilities Auth.	5.00	12/01/2029	1,672
2,310	Health Facilities Auth.	5.00	6/01/2031	2,511
2,000	Health Facilities Auth.	5.00	6/01/2032	2,161
2,470	Health Facilities Auth.	5.00	6/01/2033	2,660
6,385	Health Facilities Auth.	5.00	6/01/2034	6,868
3,385	Health Facilities Auth.	5.00	6/01/2035	3,637
4,000	Health Facilities Auth.	5.00	12/01/2035	4,351
1,250	Park Creek Metropolitan District	5.00	12/01/2032	1,389
1,000	Park Creek Metropolitan District	5.00	12/01/2034	1,102
10,000	Regional Transportation District	5.00	6/01/2025	10,995
7,585	Regional Transportation District	5.00	6/01/2029	8,690
14,175	Regional Transportation District	5.00	6/01/2030	16,120
15,005	Regional Transportation District	5.00	6/01/2031	17,022
				118,997
	Connecticut (0.6%)
1,120	Hartford City (INS)	5.00	7/01/2028	1,237
2,400	Hartford City (INS)	5.00	7/01/2032	2,590
10,000	Health and Educational Facilities Auth.	5.00	7/01/2034	11,235
7,479	Mashantucket (Western) Pequot Tribe (c),(d)	6.05 (e)	7/01/2031	289
1,000	New Haven (INS)	5.00	8/15/2030	1,143
1,000	New Haven (INS)	5.00	8/15/2032	1,138
1,000	New Haven (INS)	5.00	8/15/2033	1,135
1,350	New Haven (INS)	5.00	8/15/2034	1,526
5,000	State	5.00	11/15/2035	5,594
				25,887
	District of Columbia (0.4%)
375	District of Columbia	5.00	7/01/2023	420
3,870	District of Columbia	5.63	10/01/2025	4,069
5,000	District of Columbia	5.75	10/01/2026	5,256
6,000	District of Columbia (PRE)	5.75	10/01/2027	6,999
1,280	District of Columbia	6.00	7/01/2033	1,500
				18,244
	Florida (6.2%)
2,500	Broward County Airport System	5.00	10/01/2024	2,700
2,000	Broward County School Board	5.00	7/01/2029	2,342
2,000	Broward County School Board	5.00	7/01/2030	2,328
2,325	Halifax Hospital Medical Center	5.00	6/01/2035	2,590
2,750	Halifax Hospital Medical Center	5.00	6/01/2036	3,073
8,000	Hillsborough County IDA	5.65	5/15/2018	8,295
3,500	Jacksonville	5.00	10/01/2028	3,972
1,250	Lake County School Board (INS)	5.00	6/01/2029	1,433
2,225	Lake County School Board (INS)	5.00	6/01/2030	2,537
2,500	Lee County	5.00	10/01/2023	2,977
2,700	Lee County	5.00	10/01/2024	3,267
4,000	Lee County	5.00	10/01/2033	4,660
7,245	Lee County IDA	5.00	10/01/2028	7,533
3,750	Lee County School Board	5.00	8/01/2028	4,387
6,560	Miami Beach City Health Facilities Auth.	5.00	11/15/2029	7,213

5 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$7,500	Miami-Dade County	3.75%	12/01/2018	$7,766
2,345	Miami-Dade County (INS) (PRE)	5.00	10/01/2024	2,370
2,000	Miami-Dade County	5.00	10/01/2025	2,322
3,670	Miami-Dade County (INS) (PRE)	5.00	10/01/2025	3,710
2,500	Miami-Dade County (INS) (PRE)	5.00	10/01/2026	2,527
6,440	Miami-Dade County	5.00	10/01/2026	7,166
7,000	Miami-Dade County	5.00	10/01/2027	7,784
10,000	Miami-Dade County Expressway Auth.	5.00	7/01/2028	11,378
7,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	7,922
1,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	1,164
1,610	Miami-Dade County Expressway Auth.	5.00	7/01/2030	1,864
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2030	2,292
1,255	Miami-Dade County Expressway Auth.	5.00	7/01/2031	1,449
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2031	2,284
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2032	2,301
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2033	2,294
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2034	2,288
4,750	Miami-Dade County Health Facilities Auth.	5.00	8/01/2027	5,420
4,950	Miami-Dade County Health Facilities Auth.	5.00	8/01/2028	5,617
5,250	Miami-Dade County Health Facilities Auth.	5.00	8/01/2029	5,923
3,500	Miami-Dade County Health Facilities Auth.	5.00	8/01/2030	3,927
5,780	Miami-Dade County Health Facilities Auth.	5.00	8/01/2031	6,459
10,000	Miami-Dade County School Board (INS) (PRE)	5.00	2/01/2024	10,625
12,000	Miami-Dade County School Board (INS) (PRE)	5.25	5/01/2025	12,434
12,000	Orange County Health Facility Auth.	5.25	10/01/2022	13,068
5,000	Orange County Health Facility Auth.	5.38	10/01/2023	5,455
4,000	Orange County Health Facility Auth.	5.00	10/01/2035	4,562
3,055	Osceola County School Board	5.00	6/01/2028	3,485
7,595	Palm Beach County Health Facilities Auth.	5.00	11/15/2023	8,649
1,995	Pinellas County Educational Facilities Auth.	5.00	10/01/2021	2,192
1,080	Pinellas County Educational Facilities Auth.	4.00	10/01/2022	1,150
1,415	Pinellas County Educational Facilities Auth.	4.00	10/01/2023	1,497
2,045	Pinellas County Educational Facilities Auth.	5.38	10/01/2026	2,277
1,895	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	2,047
2,615	Pinellas County Educational Facilities Auth.	6.50	10/01/2031	3,009
3,195	Port St. Lucie Special Assessment	4.00	7/01/2031	3,360
2,000	Port St. Lucie Special Assessment	4.00	7/01/2032	2,092
2,785	Port St. Lucie Special Assessment	4.00	7/01/2033	2,901
1,000	Port St. Lucie Utility System	4.00	9/01/2031	1,072
7,370	Saint Lucie County (INS)	5.00	10/01/2028	8,449
2,045	Saint Lucie County School Board	5.00	7/01/2025	2,384
1,500	Saint Lucie County School Board	5.00	7/01/2026	1,735
3,195	Southeast Overtown/Park West Community
	Redevelopment Agency (a)	5.00	3/01/2030	3,482
8,970	Sunshine State Governmental Financing
	Commission	5.00	9/01/2019	9,681
5,525	Sunshine State Governmental Financing
	Commission	5.00	9/01/2020	6,142
1,055	Sunshine State Governmental Financing
	Commission (INS)	5.00	9/01/2021	1,204
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2028	1,139
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2029	1,131
1,500	Volusia County Educational Facilities Auth.	5.00	10/15/2030	1,688
1,560	Volusia County Educational Facilities Auth.	5.00	10/15/2032	1,741
				274,185
	Georgia (0.5%)
10,000	Burke County Dev. Auth.	7.00	1/01/2023	10,283
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.25	8/01/2023	3,767
400	Glynn-Brunswick Memorial Hospital Auth.	5.25	8/01/2023	417
3,000	Private Colleges and Universities Auth.	5.25	10/01/2027	3,311

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	Private Colleges and Universities Auth.	5.25%	10/01/2027	$2,220
				19,998
	Guam (0.4%)
1,500	Government	5.00	12/01/2030	1,690
2,000	Government	5.00	12/01/2031	2,234
1,000	Power Auth. (INS)	5.00	10/01/2027	1,130
1,000	Power Auth.	5.00	10/01/2029	1,104
1,000	Power Auth. (INS)	5.00	10/01/2030	1,121
1,000	Power Auth.	5.00	10/01/2030	1,098
695	Power Auth.	5.00	10/01/2031	760
1,000	Power Auth. (INS)	5.00	10/01/2032	1,136
750	Waterworks Auth.	5.00	7/01/2023	852
600	Waterworks Auth.	5.00	7/01/2024	688
750	Waterworks Auth.	5.00	7/01/2025	861
1,000	Waterworks Auth.	5.00	7/01/2028	1,114
1,000	Waterworks Auth.	5.00	7/01/2029	1,119
3,000	Waterworks Auth.	5.25	7/01/2033	3,321
1,250	Waterworks Auth.	5.00	7/01/2036	1,377
				19,605
	Illinois (13.2%)
2,974	Chicago	6.63	12/01/2022	2,975
30,000	Chicago (INS)	4.45 (b)	1/01/2023	24,282
6,525	Chicago Midway Airport	5.00	1/01/2027	7,424
11,750	Chicago Midway Airport	5.00	1/01/2029	13,488
5,175	Chicago Midway Airport	5.00	1/01/2030	5,904
8,910	Chicago Midway Airport	5.00	1/01/2031	10,130
6,000	Chicago Midway Airport	5.00	1/01/2032	6,803
1,635	Chicago Midway Airport	5.25	1/01/2033	1,842
3,500	Chicago Midway Airport	4.00	1/01/2034	3,667
3,000	Chicago Midway Airport	4.00	1/01/2035	3,110
1,000	Chicago Wastewater Transmission	5.00	1/01/2031	1,082
1,000	Chicago Wastewater Transmission	5.00	1/01/2032	1,081
3,500	Chicago Wastewater Transmission	5.00	1/01/2033	3,805
1,000	Chicago Wastewater Transmission	5.00	1/01/2034	1,087
8,000	Chicago Wastewater Transmission	5.00	1/01/2035	8,867
1,250	Chicago Wastewater Transmission	5.00	1/01/2035	1,356
1,500	Chicago Water	5.00	11/01/2028	1,708
725	Chicago Water	5.00	11/01/2029	822
1,000	Chicago Water	5.00	11/01/2029	1,133
1,000	Chicago Water	5.00	11/01/2030	1,122
2,000	Chicago Water	5.00	11/01/2031	2,210
1,000	Chicago Water	5.00	11/01/2031	1,116
2,000	Chicago Water	5.00	11/01/2033	2,194
1,605	Chicago Water (INS)	5.25	11/01/2034	1,885
1,635	Chicago Water (INS)	5.25	11/01/2035	1,915
2,665	Chicago Water	5.00	11/01/2036	2,948
9,000	Chicago-O'Hare International Airport	5.25	1/01/2024	9,775
3,620	Chicago-O'Hare International Airport (INS)	5.00	1/01/2028	4,161
1,500	Chicago-O'Hare International Airport (INS)	5.00	1/01/2029	1,722
13,480	Chicago-O'Hare International Airport	5.25	1/01/2029	15,615
2,150	Chicago-O'Hare International Airport (INS)	5.13	1/01/2030	2,439
11,560	Chicago-O'Hare International Airport	5.00	1/01/2033	13,245
5,675	Chicago-O'Hare International Airport	5.00	1/01/2034	6,482
2,500	Cook County	5.00	11/15/2031	2,751
9,750	Educational Facilities Auth.	4.00	11/01/2036	10,080
4,500	Educational Facilities Auth.	4.45	11/01/2036	4,788
4,340	Finance Auth. (ETM)	5.75	5/01/2018	4,511
2,080	Finance Auth.	5.00	2/15/2020	2,250
1,710	Finance Auth.	5.00	2/15/2022	1,860
750	Finance Auth.	5.25	4/01/2022	750
2,070	Finance Auth.	3.25	5/15/2022	2,122

7 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	Finance Auth.	5.00%	4/01/2023	$2,001
3,400	Finance Auth. (INS) (PRE)	5.00	11/01/2023	3,582
7,140	Finance Auth.	5.13	2/15/2025	7,744
4,165	Finance Auth.	5.00	4/01/2025	4,166
8,210	Finance Auth.	4.50	5/15/2025	9,022
7,665	Finance Auth.	5.38	8/15/2026	8,649
1,750	Finance Auth.	5.40	4/01/2027	1,750
3,065	Finance Auth.	4.00	5/15/2027	3,205
8,250	Finance Auth.	5.50	7/01/2028	9,480
20,000	Finance Auth.	3.90	3/01/2030	21,009
1,000	Finance Auth.	5.00	5/15/2030	1,120
1,875	Finance Auth.	5.00	5/15/2031	2,004
1,000	Finance Auth.	4.00	10/01/2031	1,065
1,500	Finance Auth.	5.00	8/15/2032	1,650
1,000	Finance Auth.	4.00	10/01/2032	1,059
1,155	Finance Auth.	5.00	8/15/2033	1,265
1,000	Finance Auth.	5.00	8/15/2034	1,092
3,385	Finance Auth.	5.00	9/01/2034	3,616
1,000	Finance Auth.	4.00	10/01/2034	1,049
3,700	Finance Auth.	5.00	11/15/2034	4,077
3,500	Finance Auth.	5.00	12/01/2034	3,851
1,100	Finance Auth.	5.00	5/15/2035	1,210
4,000	Finance Auth.	5.00	8/15/2035	4,377
3,000	Finance Auth.	5.00	11/15/2035	3,299
5,000	Finance Auth.	4.00	12/01/2035	5,034
18,000	Finance Auth.	4.00	2/15/2036	16,981
1,400	Finance Auth.	5.00	5/15/2036	1,452
3,000	Finance Auth.	4.00	12/01/2036	3,011
1,835	Herrin Community USD (INS)	5.00	12/01/2028	2,059
1,925	Herrin Community USD (INS)	5.00	12/01/2029	2,144
2,025	Herrin Community USD (INS)	5.00	12/01/2030	2,244
6,000	Herrin Community USD (INS)	5.00	12/01/2034	6,537
2,800	Kane, Cook and Dupage Counties	5.00	1/01/2032	3,134
4,000	Kane, Cook and Dupage Counties	5.00	1/01/2033	4,462
5,000	Kendall Kane and Will Counties Community Unit
	School District	5.00	2/01/2035	5,643
6,000	Kendall Kane and Will Counties Community Unit
	School District	5.00	2/01/2036	6,757
1,210	Metropolitan Pier and Exposition Auth. (INS)	5.30	6/15/2018	1,226
2,935	Metropolitan Pier and Exposition Auth. (INS)	5.40	6/15/2019	2,975
5,000	Metropolitan Pier and Exposition Auth. (INS)	5.70 (b)	6/15/2026	3,533
14,650	Municipal Electric Agency	4.00	2/01/2033	15,468
1,800	Northern Illinois Municipal Power Agency	4.00	12/01/2031	1,892
2,100	Northern Illinois Municipal Power Agency	4.00	12/01/2032	2,196
4,000	Northern Illinois Municipal Power Agency	4.00	12/01/2033	4,162
5,000	Northern Illinois Municipal Power Agency	4.00	12/01/2035	5,158
7,095	Railsplitter Tobacco Settlement Auth.	5.00	6/01/2018	7,344
10,000	Railsplitter Tobacco Settlement Auth.	5.50	6/01/2023	11,377
2,010	Rosemont (INS)	5.00	12/01/2025	2,320
2,110	Rosemont (INS)	5.00	12/01/2026	2,448
3,000	Sports Facilities Auth. (INS)	5.25	6/15/2030	3,348
5,000	Sports Facilities Auth. (INS)	5.25	6/15/2031	5,552
5,000	Sports Facilities Auth. (INS)	5.25	6/15/2032	5,533
8,500	Springfield	5.00	12/01/2030	9,530
3,000	Springfield (INS)	5.00	3/01/2034	3,384
3,700	Springfield School District No. 186 (INS)	5.00	2/01/2024	4,315
7,200	Springfield School District No. 186 (INS)	5.00	2/01/2025	8,300
4,215	Springfield School District No. 186 (INS)	5.00	2/01/2026	4,813
5,000	State (INS)	5.00	1/01/2021	5,275
10,000	State (INS)	5.00	4/01/2029	10,600
7,000	State (INS)	4.00	2/01/2030	6,964
9,000	State	5.25	2/01/2031	9,287
10,000	State	5.00	11/01/2032	10,201
12,475	State Univ.	4.00	4/01/2033	12,668
5,000	Toll Highway Auth.	5.00	12/01/2032	5,733

Portfolio of Investments | 8

Principal					Market
Amount			Coupon	Final	Value
(000)	Security		Rate	Maturity	(000)
$6,000	Toll Highway Auth.		5.00%	1/01/2033	$6,895
5,870	Toll Highway Auth.		5.00	1/01/2034	6,668
2,500	Toll Highway Auth.		5.00	1/01/2034	2,860
5,600	Toll Highway Auth.		5.00	1/01/2035	6,349
2,000	Toll Highway Auth.		5.00	1/01/2035	2,283
7,000	Toll Highway Auth.		5.00	1/01/2036	7,920
5,225	Village of Gilberts (INS)		5.00	3/01/2030	5,790
3,000	Village of Volo (INS)		5.00	3/01/2034	3,384
1,250	Village of Volo (INS)		4.00	3/01/2036	1,267
14,070	Will County Forest Preserve District (INS)		5.40 (b)	12/01/2017	14,012
					580,337
	Indiana (0.8%)
1,470	Finance Auth.		5.00	5/01/2024	1,715
6,000	Finance Auth.		3.13	12/01/2024	6,154
1,200	Finance Auth.		5.00	5/01/2027	1,361
1,900	Finance Auth.		5.00	10/01/2027	1,920
1,250	Finance Auth.		5.00	9/01/2030	1,464
1,500	Finance Auth.		5.00	9/01/2031	1,748
10,500	Finance Auth.		5.00	6/01/2032	10,690
3,000	Jasper County (INS)		5.85	4/01/2019	3,201
6,500	Richmond Hospital Auth.		5.00	1/01/2035	7,166
					35,419
	Iowa (0.7%)
5,425	Finance Auth.		4.00	8/15/2035	5,572
16,305	Finance Auth.		4.00	8/15/2036	16,724
2,475	Waterloo Community School District	(PRE)	5.00	7/01/2024	2,667
2,775	Waterloo Community School District	(PRE)	5.00	7/01/2025	2,991
4,510	Waterloo Community School District	(PRE)	5.00	7/01/2027	4,860
					32,814
	Kentucky (1.6%)
2,410	Ashland Medical Center		4.00	2/01/2036	2,429
2,000	Commonwealth Property and Buildings
	Commission		5.00	2/01/2032	2,286
2,250	Commonwealth Property and Buildings
	Commission		5.00	2/01/2033	2,561
6,130	Economic Dev. Finance Auth.		4.05 (b)	10/01/2024	5,024
7,500	Economic Dev. Finance Auth. (INS)		5.75	12/01/2028	7,639
7,205	Economic Dev. Finance Auth.		5.00	5/15/2031	7,329
2,500	Economic Dev. Finance Auth.		5.00	5/15/2036	2,518
6,750	Finance Auth.		5.00	5/15/2026	7,084
3,830	Louisville/Jefferson County Metro Government		5.00	12/01/2022	4,301
2,760	Louisville/Jefferson County Metro Government		5.00	12/01/2023	3,083
7,160	Louisville/Jefferson County Metro Government		5.00	12/01/2024	7,952
3,725	Pikeville City Hospital Improvement		5.75	3/01/2026	4,169
15,000	Trimble County Environmental Facilities		3.75	6/01/2033	15,193
					71,568
	Louisiana (3.1%)
2,750	Jefferson Parish Hospital District No. 1 (INS)
	(PRE)		5.50	1/01/2026	3,151
3,000	Jefferson Parish Hospital District No. 1 (INS)
	(PRE)		5.38	1/01/2031	3,425
3,750	Local Government Environmental Facilities and
	Community Dev. Auth.		6.50	8/01/2029	4,235
700	New Orleans		5.00	6/01/2031	808
1,150	New Orleans		5.00	6/01/2032	1,322
1,500	New Orleans		5.00	12/01/2033	1,716
1,500	New Orleans		5.00	6/01/2034	1,713
1,500	New Orleans		5.00	12/01/2035	1,707

9 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,745	Public Facilities Auth.	5.00%	7/01/2028	$2,014
14,000	Public Facilities Auth.	3.50	6/01/2030	14,105
1,695	Public Facilities Auth.	5.00	7/01/2030	1,923
2,735	Public Facilities Auth.	4.00	12/15/2032	2,908
8,995	Public Facilities Auth.	5.00	7/01/2033	10,218
750	Public Facilities Auth.	5.00	7/01/2033	840
3,095	Public Facilities Auth.	4.00	12/15/2033	3,275
2,975	Public Facilities Auth.	5.00	5/15/2034	3,379
2,250	Public Facilities Auth.	5.00	5/15/2034	2,529
13,550	Public Facilities Auth.	5.00	7/01/2034	15,352
3,500	Public Facilities Auth.	4.00	5/15/2035	3,595
2,000	Public Facilities Auth.	5.00	5/15/2035	2,268
1,500	Public Facilities Auth.	4.00	5/15/2036	1,538
1,560	Public Facilities Auth.	5.00	5/15/2036	1,765
2,000	Public Facilities Auth. (INS)	5.00	6/01/2036	2,225
5,330	Shreveport (INS)	5.00	12/01/2031	6,072
5,125	Shreveport (INS)	5.00	12/01/2032	5,817
1,515	Shreveport (INS)	5.00	12/01/2033	1,737
1,500	Shreveport (INS)	5.00	12/01/2034	1,712
1,510	Shreveport (INS)	5.00	12/01/2035	1,724
1,000	State University	4.00	7/01/2031	1,059
1,000	State University	4.00	7/01/2032	1,052
1,000	State University	4.00	7/01/2033	1,047
2,440	Terrebonne Parish Hospital Service District No.
	1	5.00	4/01/2022	2,662
2,570	Terrebonne Parish Hospital Service District No.
	1	5.00	4/01/2023	2,798
2,000	Terrebonne Parish Hospital Service District No.
	1	4.65	4/01/2024	2,141
4,250	Terrebonne Parish Hospital Service District No.
	1	5.00	4/01/2028	4,565
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2023	5,675
10,000	Tobacco Settlement Financing Corp.	5.25	5/15/2031	10,752
				134,824
	Maine (0.4%)
1,635	Health and Higher Educational Facilities Auth.	5.00	7/01/2024	1,818
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2026	1,087
11,500	Health and Higher Educational Facilities Auth.	6.00	7/01/2026	12,532
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2027	1,073
				16,510
	Maryland (1.0%)
2,500	EDC	6.20	9/01/2022	2,710
5,000	Health and Higher Educational Facilities Auth.
	(PRE)	6.00	1/01/2028	5,127
1,415	Health and Higher Educational Facilities Auth.	5.50	1/01/2029	1,677
1,750	Health and Higher Educational Facilities Auth.	5.50	1/01/2030	2,057
1,585	Health and Higher Educational Facilities Auth.	5.50	1/01/2031	1,852
3,190	Health and Higher Educational Facilities Auth.	5.00	7/01/2031	3,577
6,505	Health and Higher Educational Facilities Auth.	5.00	7/01/2032	7,259
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	1,116
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	1,117
3,600	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	4,001
2,200	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	2,448
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	1,112
2,500	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	2,770
1,310	Health and Higher Educational Facilities Auth.	5.00	7/01/2035	1,454
5,000	Health and Higher Educational Facilities Auth.	5.50	1/01/2036	5,750
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2036	1,107
				45,134

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Massachusetts (1.3%)
$5,545	Bay Transportation Auth. (PRE)	4.60% (b)	7/01/2022	$4,417
5,000	Bay Transportation Auth. (PRE)	4.70 (b)	7/01/2024	3,612
1,600	Bay Transportation Auth. (PRE)	4.73 (b)	7/01/2025	1,101
640	Dev. Finance Agency	5.00	7/01/2020	698
1,480	Dev. Finance Agency	5.00	7/01/2022	1,677
4,500	Dev. Finance Agency	6.25	1/01/2027	5,124
1,720	Dev. Finance Agency	5.00	7/01/2027	1,881
2,000	Dev. Finance Agency	5.00	7/01/2030	2,133
2,000	Dev. Finance Agency	5.00	7/01/2030	2,286
450	Dev. Finance Agency	5.00	1/01/2031	513
1,675	Dev. Finance Agency	5.00	7/01/2031	1,904
645	Dev. Finance Agency	5.00	1/01/2032	732
1,250	Dev. Finance Agency	5.00	7/01/2032	1,430
535	Dev. Finance Agency	5.00	1/01/2033	605
2,155	Dev. Finance Agency	5.00	4/15/2033	2,339
1,250	Dev. Finance Agency	5.00	7/01/2033	1,423
700	Dev. Finance Agency	5.00	1/01/2034	787
1,000	Dev. Finance Agency	5.00	7/01/2034	1,133
735	Dev. Finance Agency	5.00	1/01/2035	825
1,500	Dev. Finance Agency	5.00	7/01/2035	1,649
1,000	Dev. Finance Agency	5.00	1/01/2036	1,120
2,000	Dev. Finance Agency	5.00	7/01/2036	2,238
1,000	Dev. Finance Agency	5.00	7/01/2036	1,097
3,110	Health and Educational Facilities Auth.	5.00	7/01/2019	3,311
5,780	Health and Educational Facilities Auth. (PRE)	6.00	7/01/2024	6,335
3,220	Health and Educational Facilities Auth.	6.00	7/01/2024	3,502
4,000	Health and Educational Facilities Auth.	5.00	7/15/2027	4,010
110	Water Pollution Abatement Trust	4.75	8/01/2025	110
				57,992
	Michigan (2.0%)
3,000	Building Auth.	5.00	10/15/2029	3,477
2,000	Finance Auth. (NBGA)	5.00	5/01/2024	2,343
1,700	Finance Auth. (NBGA)	5.00	5/01/2025	2,013
8,200	Finance Auth.	5.00	12/01/2034	9,420
6,000	Finance Auth.	4.00	11/15/2035	6,070
4,600	Finance Auth.	5.00	12/01/2035	5,273
1,000	Finance Auth.	4.00	11/15/2036	1,009
10,000	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2029	10,975
13,560	Great Lakes Water Auth.	4.00	7/01/2032	14,133
12,000	Kent Hospital Finance Auth.	5.00	11/15/2029	13,288
2,775	Livonia Public Schools School District (INS)	5.00	5/01/2032	3,182
2,875	Livonia Public Schools School District (INS)	5.00	5/01/2033	3,282
2,965	Livonia Public Schools School District (INS)	5.00	5/01/2034	3,370
3,065	Livonia Public Schools School District (INS)	5.00	5/01/2035	3,479
2,770	Livonia Public Schools School District (INS)	5.00	5/01/2036	3,137
3,000	State Trunk Line Fund	5.00	11/01/2019	3,270
2,000	State Trunk Line Fund	5.00	11/01/2020	2,176
				89,897
	Minnesota (0.1%)
1,750	St. Paul Housing and Redevelopment Auth.	5.00	11/15/2029	1,950
1,275	St. Paul Housing and Redevelopment Auth.	5.00	11/15/2030	1,414
				3,364
	Mississippi (0.2%)
2,000	Dev. Bank	5.00	4/01/2028	2,276
7,000	Dev. Bank (INS)	5.00	9/01/2030	7,854
				10,130

11 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Missouri (1.0%)
$1,780	Cape Girardeau County Health Care Facilities
	IDA	5.00%	6/01/2025	$2,024
17,545	Cape Girardeau County Health Care Facilities
	IDA	5.00	6/01/2027	17,552
2,555	Cape Girardeau County Health Care Facilities
	IDA	5.00	6/01/2027	2,863
2,675	Cape Girardeau County Health Care Facilities
	IDA	6.00	3/01/2033	2,815
1,000	Dev. Finance Board	5.00	6/01/2030	1,107
4,215	Dev. Finance Board	5.00	6/01/2031	4,645
2,310	Health and Educational Facilities Auth.	5.00	5/01/2030	2,518
2,350	Health and Educational Facilities Auth.	5.25	5/01/2033	2,579
1,350	Riverside IDA (INS)	5.00	5/01/2020	1,395
1,380	Saint Louis County IDA	5.00	9/01/2023	1,560
2,750	Saint Louis County IDA	5.50	9/01/2033	3,088
2,110	Stoddard County IDA	6.00	3/01/2037	2,213
				44,359
	Montana (0.2%)
8,500	Forsyth	3.90	3/01/2031	8,838
	Nebraska (0.1%)
1,250	Douglas County Hospital Auth.	5.00	11/01/2028	1,459
1,600	Douglas County Hospital Auth.	5.00	11/01/2030	1,843
2,400	Public Power Generation Agency	5.00	1/01/2037	2,732
				6,034
	Nevada (1.7%)
3,660	Clark County	5.00	7/01/2026	4,456
2,220	Clark County	5.00	7/01/2027	2,701
20,470	Clark County	5.00	7/01/2032	23,344
10,845	Clark County	5.00	7/01/2033	12,316
18,000	Humboldt County	5.15	12/01/2024	19,297
2,000	Las Vegas Convention and Visitors Auth.	4.00	7/01/2033	2,089
4,560	Las Vegas Convention and Visitors Auth.	4.00	7/01/2034	4,742
5,075	Las Vegas Convention and Visitors Auth.	4.00	7/01/2035	5,269
				74,214
	New Jersey (5.0%)
630	Atlantic City (INS)	5.00	3/01/2032	706
750	Atlantic City (INS)	5.00	3/01/2037	838
1,135	Bayonne City (INS)	5.00	7/01/2034	1,277
1,000	Bayonne City (INS)	5.00	7/01/2035	1,122
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2029	1,100
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2030	1,095
7,300	EDA (ETM)	5.25	9/01/2019	7,952
2,700	EDA	5.25	9/01/2019	2,854
5,000	EDA (INS)	5.00	7/01/2022	5,119
3,500	EDA	4.45	6/01/2023	3,727
18,410	EDA	5.00	3/01/2025	19,445
10,000	EDA (INS)	5.00	6/15/2025	11,406
5,125	EDA	5.00	6/15/2025	5,497
2,500	EDA	5.00	6/15/2026	2,695
9,000	EDA	5.25	6/15/2033	9,441
4,000	Educational Faciliites Auth.	5.50	9/01/2029	4,369
3,000	Educational Faciliites Auth.	5.50	9/01/2030	3,266
4,590	Educational Faciliites Auth.	5.50	9/01/2031	4,982
8,075	Educational Faciliites Auth.	5.50	9/01/2032	8,739
5,740	Educational Facilities Auth.	5.50	9/01/2028	6,301

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$500	Educational Facilities Auth.	4.00%	7/01/2033	$522
750	Educational Facilities Auth.	4.00	7/01/2034	780
3,000	Educational Facilities Auth. (INS)	5.00	7/01/2034	3,467
1,250	Educational Facilities Auth.	4.00	7/01/2035	1,297
3,350	Educational Facilities Auth. (INS)	5.00	7/01/2035	3,863
1,800	Educational Facilities Auth. (INS)	4.00	7/01/2036	1,860
4,535	Essex County Improvement Auth. (INS)	6.00	11/01/2025	5,070
2,000	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2027	2,323
1,500	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2030	1,706
1,455	New Brunswick Parking Auth. (INS)	5.00	9/01/2035	1,685
2,000	New Brunswick Parking Auth. (INS)	5.00	9/01/2036	2,311
7,300	New Jersey EDA (PRE)	5.25	9/01/2022	8,353
2,700	New Jersey EDA	5.25	9/01/2022	2,862
500	Newark Housing Auth. (INS)	4.00	12/01/2029	533
750	Newark Housing Auth. (INS)	4.00	12/01/2030	794
500	Newark Housing Auth. (INS)	4.00	12/01/2031	526
500	South Jersey Transportation Auth.	5.00	11/01/2030	560
750	South Jersey Transportation Auth.	5.00	11/01/2031	837
1,085	South Jersey Transportation Auth.	5.00	11/01/2034	1,198
400	State Building Auth. (PRE)	4.00	6/15/2030	465
600	State Building Auth.	4.00	6/15/2030	578
20,000	State Turnpike Auth.	5.00	1/01/2021	21,144
10,000	State Turnpike Auth.	5.00	1/01/2034	11,390
7,675	State Turnpike Auth.	5.00	1/01/2034	8,826
4,725	State Turnpike Auth.	5.00	1/01/2035	5,426
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2022	5,516
20,000	Transportation Trust Fund Auth.	4.47 (b)	12/15/2025	13,876
3,000	Transportation Trust Fund Auth.	5.00	6/15/2030	3,207
2,000	Transportation Trust Fund Auth.	5.25	6/15/2033	2,106
3,000	Transportation Trust Fund Auth.	5.25	6/15/2034	3,157
				218,169
	New Mexico (0.5%)
20,000	Farmington	4.70	5/01/2024	21,608
	New York (5.8%)
2,500	Albany IDA (PRE)	5.75	11/15/2022	2,546
3,700	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2034	3,939
8,590	Dormitory Auth. (ETM)	5.30	2/15/2019	8,961
24,935	Dormitory Auth. (PRE)	5.00	7/01/2022	24,938
15	Dormitory Auth. (ETM)	5.00	5/01/2023	18
735	Dormitory Auth.	5.00	5/01/2023	829
15	Dormitory Auth. (PRE)	5.00	5/01/2024	18
735	Dormitory Auth.	5.00	5/01/2024	824
25	Dormitory Auth. (PRE)	5.00	5/01/2025	30
1,175	Dormitory Auth.	5.00	5/01/2025	1,301
20	Dormitory Auth. (PRE)	5.00	5/01/2026	24
980	Dormitory Auth.	5.00	5/01/2026	1,085
1,000	Dormitory Auth. (INS)	5.00	10/01/2027	1,192
1,000	Dormitory Auth. (INS)	5.00	10/01/2028	1,186
1,300	Dormitory Auth. (INS)	5.00	10/01/2029	1,531
20,000	Dormitory Auth.	5.00	2/15/2032	23,481
600	Dormitory Auth. (a)	5.00	12/01/2035	662
2,000	Erie County IDA	5.00	5/01/2028	2,342
2,500	Hudson Yards Infrastructure Corp.	5.00	2/15/2037	2,929
17,075	Long Island Power Auth.	5.00	4/01/2023	18,005
5,000	Monroe County IDC (NBGA)	5.75	8/15/2030	5,738
8,000	MTA (PRE)	6.25	11/15/2023	8,583
80	MTA (PRE)	6.25	11/15/2023	86
1,920	MTA	6.25	11/15/2023	2,059
2,500	MTA (INS) (PRE)	5.00	11/15/2024	2,539
6,800	MTA (PRE)	5.00	11/15/2024	6,908
10,000	MTA	5.00	11/15/2034	11,624

13 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	MTA	5.00%	11/15/2034	$2,325
2,000	MTA	5.00	11/15/2035	2,320
3,000	MTA	5.00	11/15/2035	3,480
1,100	Nassau County	5.00	1/01/2035	1,259
1,150	Nassau County	5.00	1/01/2036	1,313
5,000	New York City	5.13	11/15/2022	5,288
2,625	New York City (PRE)	5.13	12/01/2022	2,672
1,705	New York City	5.13	12/01/2022	1,735
3,610	New York City (PRE)	5.13	12/01/2023	3,675
2,390	New York City	5.13	12/01/2023	2,433
815	New York City (PRE)	5.00	8/01/2024	818
4,425	New York City	5.00	8/01/2024	4,441
5,000	New York City	5.25	11/15/2024	5,294
3,670	New York City (PRE)	5.00	2/01/2025	3,759
1,330	New York City	5.00	2/01/2025	1,362
3,500	New York City Transitional Finance Auth.	5.00	1/15/2022	3,708
25,000	New York City Transitional Finance Auth. (PRE)	5.00	5/01/2026	26,813
15,350	New York City Transitional Finance Auth.	5.00	7/15/2034	17,688
575	Newburgh City	5.00	6/15/2023	641
2,250	Niagara Area Dev. Corp.	4.00	11/01/2024	2,255
1,670	Niagara Falls City School District (INS)	5.00	6/15/2023	1,956
1,450	Niagara Falls City School District (INS)	5.00	6/15/2024	1,723
1,670	Niagara Falls City School District (INS)	5.00	6/15/2025	1,967
5,000	Oyster Bay	2.50	6/01/2018	5,024
2,255	Oyster Bay	3.50	6/01/2018	2,286
1,585	Rockland County	3.50	10/01/2021	1,649
1,190	Rockland County	3.63	10/01/2022	1,236
1,560	Rockland County	3.63	10/01/2023	1,613
1,665	Rockland County	3.63	10/01/2024	1,713
790	Saratoga County Capital Resource Corp.	5.00	12/01/2028	908
220	Suffolk County EDC (PRE)	5.00	7/01/2028	253
1,280	Suffolk County EDC	5.00	7/01/2028	1,404
1,350	Westchester County Local Dev. Corp.	5.00	1/01/2028	1,503
2,600	Yonkers (INS)	5.00	10/01/2023	2,968
				252,860
	North Carolina (0.7%)
3,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2024	3,063
5,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2026	5,298
1,500	Medical Care Commission	5.00	10/01/2025	1,637
4,805	Medical Care Commission	6.38	7/01/2026	5,525
5,500	Medical Care Commission	5.00	7/01/2027	5,611
1,850	Medical Care Commission	5.00	10/01/2030	1,929
2,000	Municipal Power Agency No. 1 (PRE)	5.25	1/01/2020	2,045
3,600	Turnpike Auth. (INS) (PRE)	5.00	1/01/2022	3,813
3,330	Turnpike Auth. (INS) (PRE)	5.13	1/01/2024	3,533
				32,454
	North Dakota (0.3%)
11,085	Grand Forks City Health Care System	5.00	12/01/2029	12,119
	Ohio (2.1%)
9,000	Air Quality Dev. Auth.	5.70	8/01/2020	3,825
3,000	American Municipal Power, Inc. (PRE)	5.00	2/15/2021	3,301
2,760	American Municipal Power, Inc. (PRE)	5.00	2/15/2022	3,037
7,165	Buckeye Tobacco Settlement Financing Auth.	5.13	6/01/2024	6,938
2,250	Centerville	5.25	11/01/2037	2,404
2,000	Cleveland Airport System	5.00	1/01/2030	2,208
1,000	Cleveland Airport System	5.00	1/01/2031	1,101
7,430	Cuyahoga County	4.00	2/15/2029	7,561
4,000	Cuyahoga County	5.00	2/15/2037	4,307
2,805	Dayton City School District	5.00	11/01/2028	3,434
3,655	Dayton City School District	5.00	11/01/2029	4,489

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,160	Dayton City School District	5.00%	11/01/2030	$3,899
2,000	Dayton City School District	5.00	11/01/2031	2,482
420	Fairview Park City (INS)	4.13	12/01/2020	421
4,365	Hamilton County (INS)	4.30 (b)	12/01/2025	3,499
1,350	Hamilton County Healthcare	5.00	1/01/2031	1,472
1,400	Hamilton County Healthcare	5.00	1/01/2036	1,499
9,000	Hancock County Hospital Facilities	6.50	12/01/2030	10,377
750	Southeastern Ohio Port Auth.	5.50	12/01/2029	812
750	Southeastern Ohio Port Auth.	5.00	12/01/2035	773
1,000	State	5.00	5/01/2031	1,133
500	State	5.00	5/01/2033	562
7,210	State Hospital System	5.00	1/15/2034	8,127
6,000	State Hospital System	5.00	1/15/2035	6,749
3,070	State Hospital System	5.00	1/15/2036	3,446
2,000	Turnpike and Infrastructure Commission	5.25	2/15/2029	2,368
				90,224
	Oklahoma (0.6%)
1,160	Chickasaw Nation (a)	5.38	12/01/2017	1,174
5,000	Chickasaw Nation (a)	6.00	12/01/2025	5,292
2,020	Comanche County Hospital Auth.	5.00	7/01/2021	2,154
13,100	Norman Regional Hospital Auth. (PRE)	5.00	9/01/2027	13,192
940	Tulsa County Industrial Auth.	5.00	11/15/2028	1,039
1,780	Tulsa County Industrial Auth.	5.00	11/15/2030	1,944
				24,795
	Pennsylvania (5.6%)
1,410	Allegheny County Higher Education Building
	Auth. (PRE)	5.13	3/01/2025	1,610
1,000	Allegheny County IDA	5.00	9/01/2021	1,002
1,220	Allegheny County IDA	5.10	9/01/2026	1,221
1,500	Allegheny County Sanitary Auth. (INS)	4.00	12/01/2033	1,610
1,475	Allegheny County Sanitary Auth. (INS)	4.00	12/01/2034	1,575
3,000	Bethlehem Auth. (INS)	5.00	11/15/2030	3,390
1,885	Butler County Hospital Auth.	5.00	7/01/2035	2,080
1,000	Chester County IDA	5.00	10/01/2034	1,049
2,750	Chester County IDA	5.13	10/15/2037	2,790
5,000	Commonwealth Financing Auth.	5.00	6/01/2034	5,562
6,500	Cumberland County Municipal Auth.	4.00	12/01/2026	6,772
2,000	Dauphin County General Auth.	4.00	6/01/2030	2,134
1,000	Dauphin County General Auth.	4.00	6/01/2031	1,060
1,000	Delaware County Auth.	5.00	10/01/2025	1,094
3,000	Delaware River Joint Toll Bridge Commission	5.00	7/01/2034	3,527
2,720	Delaware River Port Auth.	5.00	1/01/2025	3,021
13,000	Economic Dev. Financing Auth.	4.00	10/01/2023	13,985
1,730	Higher Educational Facilities Auth.	5.25	7/15/2025	1,977
2,020	Higher Educational Facilities Auth.	5.25	7/15/2026	2,291
2,125	Higher Educational Facilities Auth.	5.25	7/15/2027	2,393
2,245	Higher Educational Facilities Auth.	5.25	7/15/2028	2,525
2,415	Higher Educational Facilities Auth.	5.00	7/15/2030	2,651
1,625	Higher Educational Facilities Auth.	5.00	7/01/2032	1,778
1,965	Higher Educational Facilities Auth.	5.25	7/15/2033	2,164
5,000	Luzerne County (INS)	5.00	11/15/2029	5,625
1,200	Montgomery County IDA	5.00	11/15/2023	1,353
2,750	Montgomery County IDA	5.00	11/15/2024	3,086
1,000	Montour School District (INS)	5.00	4/01/2033	1,141
1,500	Montour School District (INS)	5.00	4/01/2034	1,701
1,500	Montour School District (INS)	5.00	4/01/2035	1,699
1,525	Northeastern Hospital and Education Auth.	5.00	3/01/2037	1,661
9,895	Philadelphia School District	5.00	9/01/2031	10,972
5,000	Philadelphia School District	5.00	9/01/2032	5,520
4,000	Philadelphia School District	5.00	9/01/2033	4,399
5,100	Philadelphia School District	5.00	9/01/2034	5,584

15 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,250	Public School Building Auth.	5.00%	4/01/2023	$1,373
10,000	Public School Building Auth.	5.00	6/01/2029	11,174
6,100	Public School Building Auth. (INS)	5.00	6/01/2031	6,897
15,380	Public School Building Auth. (INS)	4.00	12/01/2031	16,107
1,500	Turnpike Commission	5.00	12/01/2032	1,694
3,500	Turnpike Commission	5.00	12/01/2032	3,948
4,345	Turnpike Commission	5.00	12/01/2033	4,891
7,145	Turnpike Commission	5.00	12/01/2033	8,026
25,000	Turnpike Commission	4.00	6/01/2034	25,680
6,250	Turnpike Commission	5.00	12/01/2034	6,991
2,000	Turnpike Commission	5.00	12/01/2034	2,291
3,000	Turnpike Commission	5.00	12/01/2034	3,356
10,655	Turnpike Commission	5.00	6/01/2035	11,894
5,700	Turnpike Commission	5.00	12/01/2035	6,363
2,000	Turnpike Commission	5.00	12/01/2035	2,286
3,320	Turnpike Commission	5.00	12/01/2035	3,706
8,255	Turnpike Commission	5.00	6/01/2036	9,202
5,750	Turnpike Commission	5.00	6/01/2036	6,424
3,690	Turnpike Commission	5.00	12/01/2036	4,113
				248,418
	Puerto Rico (0.1%)
2,600	Industrial, Tourist, Educational, Medical, and
	Environmental Control Facilities Financing
	Auth.	5.00	4/01/2027	2,555
	Rhode Island (0.4%)
2,000	Health and Educational Building Corp. (PRE)	6.00	9/01/2033	2,494
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2028	2,247
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2029	2,229
2,500	Tobacco Settlement Financing Corp.	5.00	6/01/2030	2,769
1,350	Turnpike and Bridge Auth.	5.00	10/01/2033	1,562
4,345	Turnpike and Bridge Auth.	5.00	10/01/2035	4,995
				16,296
	South Carolina (1.2%)
5,000	Lexington County Health Services District, Inc.	5.00	11/01/2024	5,068
7,335	Lexington County Health Services District, Inc.	5.00	11/01/2026	7,434
7,200	Piedmont Municipal Power Agency (INS)	5.00	1/01/2028	7,951
2,700	Piedmont Municipal Power Agency (INS)	5.00	1/01/2028	2,981
9,835	Public Service Auth.	5.00	12/01/2034	11,013
7,000	Public Service Auth.	5.00	12/01/2035	7,821
8,500	Public Service Auth.	5.00	12/01/2036	9,476
				51,744
	South Dakota (0.0%)
1,700	Health and Educational Facilities Auth.	5.00	11/01/2024	1,835
	Tennessee (0.3%)
5,000	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2035	5,708
5,110	Jackson Health, Educational, and Housing
	Facility Board (PRE)	5.25	4/01/2023	5,274
1,890	Jackson Health, Educational, and Housing
	Facility Board	5.25	4/01/2023	1,947
				12,929
	Texas (8.9%)
1,105	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,254
550	Austin Convention Enterprises, Inc.	5.00	1/01/2034	611

Portfolio of Investments | 16

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$590	Bexar County Health Facilities Dev. Corp.
	(PRE)	5.00%	7/01/2027	$590
2,895	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2027	2,901
2,740	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2025	2,942
2,990	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2027	3,167
1,640	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2028	1,737
1,600	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2029	1,689
1,700	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2030	1,788
5,150	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.25	12/01/2035	5,470
4,240	Boerne ISD (NBGA)	3.66 (b)	2/01/2026	3,216
700	Central Regional Mobility Auth.	5.00	1/01/2021	776
500	Central Regional Mobility Auth.	5.00	1/01/2022	566
885	Central Regional Mobility Auth.	5.90 (b)	1/01/2022	788
500	Central Regional Mobility Auth.	5.00	1/01/2023	576
7,000	Central Regional Mobility Auth.	6.25 (b)	1/01/2024	5,807
2,500	Central Regional Mobility Auth. (PRE)	5.75	1/01/2025	2,779
2,535	Central Regional Mobility Auth.	6.50 (b)	1/01/2026	1,933
3,500	Central Regional Mobility Auth.	5.00	1/01/2033	3,810
1,250	Central Regional Mobility Auth.	5.00	1/01/2034	1,430
1,100	Central Regional Mobility Auth.	5.00	1/01/2035	1,255
1,300	Clifton Higher Education Finance Corp. (NBGA)	4.00	8/15/2032	1,394
1,800	Corpus Christi Utility System	4.00	7/15/2032	1,915
1,100	Corpus Christi Utility System	4.00	7/15/2033	1,165
1,050	Corpus Christi Utility System	4.00	7/15/2034	1,106
1,000	Corpus Christi Utility System	4.00	7/15/2035	1,054
2,000	Dallas/Fort Worth International Airport	5.25	11/01/2028	2,360
7,500	Dallas/Fort Worth International Airport	5.25	11/01/2029	8,817
1,000	Decatur Hospital Auth.	5.25	9/01/2029	1,083
1,000	Decatur Hospital Auth.	5.00	9/01/2034	1,055
1,215	Downtown Redevelopment Auth. (INS)	5.00	9/01/2029	1,386
1,380	Downtown Redevelopment Auth. (INS)	5.00	9/01/2030	1,566
2,000	Downtown Redevelopment Auth. (INS)	5.00	9/01/2031	2,258
1,500	Downtown Redevelopment Auth. (INS)	5.00	9/01/2032	1,687
2,680	Downtown Redevelopment Auth. (INS)	5.00	9/01/2033	3,004
4,710	Harris County Cultural Education Facilities
	Finance Corp.	5.00	12/01/2027	5,364
1,400	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2028	1,547
40,000	Harris County IDC (PRE)	5.00	2/01/2023	43,702
750	Harris County Municipal Utility District (INS)	5.00	3/01/2030	862
2,030	Harris County Municipal Utility District (INS)	5.00	3/01/2031	2,321
2,500	Harris County Municipal Utility District (INS)	5.00	3/01/2032	2,847
5,615	Houston	5.00	9/01/2032	6,393
5,345	Houston	5.00	9/01/2033	6,052
2,150	Houston	5.00	9/01/2034	2,425
1,575	Houston	5.00	9/01/2035	1,774
4,000	Houston Airport System	5.00	7/01/2024	4,158
7,000	Houston Airport System	5.00	7/01/2025	7,274
2,300	Houston Convention & Entertainment Facilities
	Department	5.00	9/01/2029	2,650
1,000	Houston Convention & Entertainment Facilities
	Department	5.00	9/01/2030	1,147
3,850	Houston Higher Education Finance Corp.	5.25	9/01/2031	4,305
4,075	Houston Higher Education Finance Corp.	5.25	9/01/2032	4,544
3,885	Houston ISD Public Facility Corp. (INS)	5.40 (b)	9/15/2017	3,877
4,000	Karnes County Hospital District	5.00	2/01/2029	4,344
4,000	Karnes County Hospital District	5.00	2/01/2034	4,263
740	Laredo Waterworks and Sewer System	4.00	3/01/2032	783
1,000	Laredo Waterworks and Sewer System	4.00	3/01/2033	1,054

17 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	Laredo Waterworks and Sewer System	4.00%	3/01/2034	$1,049
1,500	Laredo Waterworks and Sewer System	4.00	3/01/2036	1,565
255	Marlin ISD Public Facility Corp. (c)	5.85	2/15/2018	257
3,100	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2026	3,487
1,075	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2035	1,121
2,155	New Braunfels ISD (NBGA)	3.04 (b)	2/01/2023	1,878
7,500	New Hope Cultural Education Facilities Corp.	5.00	7/01/2030	8,179
1,000	New Hope Cultural Education Facilities Corp.	5.00	11/01/2031	1,085
9,000	New Hope Cultural Education Facilities Corp.	5.00	7/01/2035	9,660
1,475	New Hope Cultural Education Facilities Corp.	4.00	11/01/2036	1,408
1,635	Newark Higher Education Finance Corp.	4.00	4/01/2032	1,712
2,000	Newark Higher Education Finance Corp.	4.00	4/01/2033	2,087
4,470	Newark Higher Education Finance Corp.	4.00	4/01/2034	4,644
1,650	Newark Higher Education Finance Corp.	4.00	4/01/2035	1,712
2,150	Newark Higher Education Finance Corp.	4.00	4/01/2036	2,227
7,000	North East Texas Regional Mobility Auth.	5.00	1/01/2036	7,810
5,485	North East Texas Regional Mobility Auth.	5.00	1/01/2036	6,043
2,190	North Texas Tollway Auth. (PRE)	6.00	1/01/2023	2,246
310	North Texas Tollway Auth.	6.00	1/01/2023	317
15,000	North Texas Tollway Auth.	6.00	1/01/2025	16,088
20,000	North Texas Tollway Auth. (INS)	3.85 (b)	1/01/2029	14,208
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,720
8,000	North Texas Tollway Auth.	5.00	1/01/2032	9,154
7,500	North Texas Tollway Auth.	5.00	1/01/2034	8,447
1,515	North Texas Tollway Auth.	5.00	1/01/2034	1,756
2,230	Permanent Univ. Fund	5.00	7/01/2032	2,648
3,250	Permanent Univ. Fund	5.00	7/01/2033	3,844
2,500	Permanent Univ. Fund	5.00	7/01/2034	2,945
9,205	Sabine River Auth. (INS)	4.95	3/01/2018	9,405
2,000	Tarrant County Cultural Education Facilities
	Finance Corp.	3.88	11/15/2022	2,025
1,645	Tarrant County Cultural Education Facilities
	Finance Corp. (PRE)	5.25	11/15/2022	1,672
2,105	Tarrant County Cultural Education Facilities
	Finance Corp.	5.25	11/15/2022	2,133
5,000	Tarrant County Cultural Education Facilities
	Finance Corp.	6.63	11/15/2037	5,283
7,235	Transportation Commission	5.00	10/01/2026	9,056
10,000	Transportation Commission	5.00	8/15/2033	11,179
8,500	Transportation Commission	5.00	8/15/2034	9,468
6,969	Trophy Club Public Improvement District No. 1
	(INS)	5.00	6/01/2033	7,825
3,360	Tyler Health Facilities Dev. Corp.	5.25	11/01/2022	3,349
3,800	Tyler Health Facilities Dev. Corp.	5.25	11/01/2023	3,753
8,745	Tyler Health Facilities Dev. Corp. (PRE)	5.25	7/01/2026	8,746
10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.50	7/01/2027	11,582
				391,394
	U.S. Virgin Islands (0.2%)
6,500	Public Finance Auth. (a)	5.00	9/01/2030	7,208
	Utah (0.3%)
18,631	Jordanelle Special Service District (a),(c),(f)	4.44	8/01/2030	13,973
	Vermont (0.3%)
9,000	EDA	5.00	12/15/2020	10,015
2,500	Educational and Health Buildings Financing
	Agency	5.00	12/01/2036	2,818
				12,833
	Virginia (0.8%)
1,875	College Building Auth.	5.00	6/01/2021	1,875

Portfolio of Investments | 18

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$11,280	College Building Auth.	5.00%	6/01/2026	$11,099
2,150	Fairfax County Economic Dev. Auth.	5.00	10/01/2036	2,408
14,924	Farms of New Kent Community Dev. Auth.
	(c),(f)	5.13	3/01/2036	3,730
10,000	Roanoke County EDA	5.00	7/01/2025	11,052
1,000	Small Business Financing Auth.	5.13	9/01/2022	1,006
750	Stafford County EDA	5.00	6/15/2033	845
2,620	Stafford County EDA	5.00	6/15/2034	2,944
1,930	Stafford County EDA	5.00	6/15/2035	2,164
				37,123
	Washington (0.1%)
5,000	Tobacco Settlement Auth.	5.25	6/01/2031	5,401
	West Virginia (0.2%)
1,850	Hospital Finance Auth.	5.00	6/01/2033	2,118
2,970	Hospital Finance Auth.	5.00	6/01/2034	3,375
2,405	Hospital Finance Auth.	5.00	6/01/2035	2,729
				8,222
	Wisconsin (0.6%)
1,500	Health and Educational Facilities Auth. (PRE)	5.00	8/15/2026	1,769
2,000	Health and Educational Facilities Auth.	5.00	7/15/2028	2,208
1,935	Health and Educational Facilities Auth. (PRE)	5.00	8/15/2029	2,281
5,000	Health and Educational Facilities Auth.	5.13	4/15/2031	5,566
1,000	Health and Educational Facilities Auth.	5.00	8/15/2034	1,125
9,830	Health and Educational Facilities Auth.	4.00	11/15/2036	10,096
1,250	Public Finance Auth. (a)	3.95	11/15/2024	1,263
1,500	Public Finance Auth.	4.05	11/01/2030	1,558
1,000	Public Finance Auth. (a)	5.25	5/15/2037	1,077
				26,943
	Total Fixed-Rate Instruments (cost: $3,578,824)			3,698,866

PUT BONDS (6.6%)

Arizona (1.1%)

16,000	Health Facilities Auth.	2.76 (g)	2/01/2048	16,230
30,000	Health Facilities Auth.	2.76 (g)	2/01/2048	30,428
				46,658
	Arkansas (0.7%)
29,000	Dev. Finance Auth.	2.46 (g)	9/01/2044	28,802
	California (0.8%)
10,000	Bay Area Toll Auth.	1.81 (g)	4/01/2045	10,057
17,000	Bay Area Toll Auth.	2.01 (g)	4/01/2045	17,267
8,500	Health Facilities Financing Auth.	2.00	10/01/2036	8,256
				35,580
	Florida (0.4%)
16,000	Putnam County Dev. Auth. (INS)	5.35	3/15/2042	16,531
	Indiana (0.1%)
4,000	Rockport Pollution Control	1.75	6/01/2025	4,001
	Louisiana (0.4%)
16,750	St. Charles Parish	4.00	12/01/2040	17,715

19 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Massachusetts (0.1%)
$6,000	Dev. Finance Agency (PRE)	5.75%	12/01/2042	$6,511
	Michigan (0.3%)
15,000	Hospital Finance Auth.	6.00	12/01/2034	15,314
	Mississippi (0.4%)
2,170	Hospital Equipment and Facilities Auth.	1.40	9/01/2018	2,170
14,000	Hospital Equipment and Facilities Auth.	1.40	9/01/2022	14,003
				16,173
	New Jersey (0.4%)
20,000	Transportation Trust Fund Auth.	2.11 (g)	6/15/2034	19,440
	New Mexico (0.8%)
20,000	Farmington	5.20	6/01/2040	21,875
12,000	Farmington	1.88	4/01/2033	11,922
				33,797
	Ohio (0.3%)
30,000	Ohio Water Dev. Auth.	4.00	12/01/2033	12,750
	Pennsylvania (0.4%)
8,800	Beaver County IDA	2.70	4/01/2035	3,740
11,000	Berks County Municipal Auth.	2.41 (g)	11/01/2039	11,079
8,750	Economic Dev. Financing Auth.	2.55	11/01/2041	3,719
				18,538
	Texas (0.4%)
14,935	San Antonio Housing Trust Finance Corp.
	(NBGA)	3.50	4/01/2043	15,445
	Total Put Bonds (cost: $309,649)			287,255

ADJUSTABLE-RATE NOTES (0.4%)

New Jersey (0.4%)

10,000	EDA	2.46	9/01/2027	9,409
10,000	EDA	2.51	3/01/2028	9,373
				18,782
	Total Adjustable-Rate Notes (cost: $20,000)			18,782

VARIABLE-RATE DEMAND NOTES (9.3%)

Arizona (0.2%)

9,000	Phoenix IDA (LIQ) (LOC - Barclays Bank PLC)
	(a)	1.01	6/01/2036	9,000
	California (1.0%)
2,225	Infrastructure and Economic Dev. Bank (LOC -
	California Bank & Trust)	1.02	10/01/2028	2,225
22,680	Livermore (LOC - U.S. Bancorp)	0.75	10/01/2030	22,680
7,500	Pollution Control Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.56	11/01/2026	7,500
5,355	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.07	12/01/2030	5,355

Portfolio of Investments | 20

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$4,710	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	1.41%	5/01/2040	$4,710
				42,470
	District of Columbia (0.5%)
20,560	District (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.18	10/01/2041	20,560
	Florida (1.2%)
9,300	Lee Memorial Health System (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.02	4/01/2037	9,300
41,400	Martin County	0.96	7/15/2022	41,400
				50,700
	Georgia (0.2%)
7,140	Burke County Dev. Auth.	1.00	7/01/2049	7,140
	Idaho (0.2%)
9,745	Housing and Finance Association (h)	1.09	1/01/2038	9,745
	Illinois (1.0%)
7,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.26	12/01/2039	7,000
10,200	Chicago Park District (INS) (LIQ) (a)	1.21	1/01/2022	10,200
2,990	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.18	4/01/2037	2,990
25,995	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.18	2/01/2039	25,995
				46,185
	Kentucky (0.3%)
5,125	Economic Dev. Finance Auth.	1.25	5/01/2034	5,125
10,000	Economic Dev. Finance Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.13	1/01/2045	10,000
				15,125
	Louisiana (1.5%)
30,000	St. James Parish	1.02	11/01/2040	30,000
35,100	St. James Parish	1.05	11/01/2040	35,100
				65,100
	New York (0.1%)
3,200	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.97	5/01/2042	3,200
	Oklahoma (0.1%)
2,300	Garfield County Industrial Auth.	0.97	1/01/2025	2,300
	Pennsylvania (0.4%)
19,710	Emmaus General Auth. (INS) (LIQ)	0.95	12/01/2028	19,710
	South Carolina (0.3%)
15,055	Jobs EDA (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.02	11/01/2029	15,055
	South Dakota (0.3%)
13,210	Health and Educational Facilities Auth. (LIQ)
	(LOC - Deutsche Bank A.G.) (a)	1.02	11/01/2040	13,210

21 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Tennessee (0.3%)
$15,000	Chattanooga Health, Educational and Housing
	Facilities Board	1.32%	5/01/2039	$15,000
	Texas (1.7%)
9,000	Port of Port Arthur Navigation District	1.24	4/01/2040	9,000
23,170	Port of Port Arthur Navigation District	1.35	4/01/2040	23,170
17,050	Port of Port Arthur Navigation District	1.35	11/01/2040	17,050
25,720	Port of Port Arthur Navigation District	1.35	11/01/2040	25,720
				74,940
	Total Variable-Rate Demand Notes (cost: $409,440)			409,440
	Total Investments (cost: $4,317,913)			$4,414,343
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	3,681,163	$17,703	$3,698,866
Put Bonds		—	287,255	—	287,255
Adjustable-Rate Notes		—	18,782	—	18,782
Variable-Rate Demand Notes		—	409,440	—	409,440
Total	$	— $	4,396,640	$17,703	$4,414,343

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Fixed-Rate Instruments
Balance as of March 31, 2017	$12,111
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	5,592

Balance as of June 30, 2017	$17,703

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Tax Exempt Intermediate-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

23 | USAA Tax Exempt Intermediate-Term Fund

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals and other relevant information related to the securities.

Notes to Portfolio of Investments | 24

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were

$168,531,000 and $72,101,000, respectively, resulting in net unrealized appreciation of $96,430,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,398,522,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

25 | USAA Tax Exempt Intermediate-Term Fund

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2017, was $18,249,000, which represented 0.4% of the Fund's net assets.

(d)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(e)Up to 6.05% of the coupon may be PIK.

(f)At June 30, 2017, the issuer was in default with respect to interest and/or principal payments.

(g)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2017.

(h)Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT LONG-TERM FUND

JUNE 30, 2017

(Form N-Q)

48498 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

1 | USAA Tax Exempt Long-Term Fund

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal
Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A.,
National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Bank of America Corp., Deutsche Bank A.G., Dexia Credit Local, or JP
Morgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Texas
Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Long-Term Fund

June 30, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (90.5%)

Alabama (1.5%)

$4,245	Chatom IDB (INS)	5.00%	8/01/2037	$4,635
4,500	Homewood Educational Building Auth.	5.00	12/01/2047	4,990
11,500	Lower Alabama Gas District	5.00	9/01/2046	14,036
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,927
7,000	Port Auth. (PRE)	6.00	10/01/2035	8,065
2,000	Selma IDB	5.80	5/01/2034	2,217
				35,870
	Arizona (2.8%)
5,000	Apache County IDA	4.50	3/01/2030	5,313
5,000	Goodyear	5.63	7/01/2039	5,590
6,000	Health Facilities Auth.	5.00	2/01/2042	6,397
7,000	Maricopa County	5.00	6/01/2035	7,612
1,600	Maricopa County IDA	5.00	7/01/2047	1,660
1,000	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2029	1,252
1,500	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2030	1,884
1,200	Phoenix IDA	5.00	7/01/2041	1,290
6,000	Phoenix IDA (a)	5.00	7/01/2044	6,389
3,000	Pima County IDA	4.00	9/01/2029	3,150
2,685	Pima County IDA	4.50	6/01/2030	2,861
3,000	Pima County IDA	5.25	10/01/2040	3,220
10,000	Pinal County Electrical District	4.00	7/01/2041	10,549
2,000	Yavapai County IDA (PRE)	5.63	8/01/2033	2,099
7,500	Yavapai County IDA (PRE)	5.63	8/01/2037	7,869
				67,135
	Arkansas (0.2%)
1,000	Dev. Finance Auth. (INS)	4.97 (b)	7/01/2028	744
1,165	Dev. Finance Auth. (INS)	4.98 (b)	7/01/2029	834
1,150	Dev. Finance Auth. (INS)	4.99 (b)	7/01/2030	793
2,500	Dev. Finance Auth. (INS)	5.03 (b)	7/01/2036	1,183
				3,554
	California (8.7%)
1,000	Cerritos CCD	5.63 (b)	8/01/2031	629
2,500	Cerritos CCD	5.67 (b)	8/01/2032	1,488
2,175	Cerritos CCD	5.71 (b)	8/01/2033	1,225
1,000	Cerritos CCD	5.76 (b)	8/01/2034	534
1,500	Cerritos CCD	5.82 (b)	8/01/2035	759
2,200	Cerritos CCD	5.88 (b)	8/01/2036	1,064
8,500	Coachella Valley USD (INS)	5.95 (b)	8/01/2041	3,213
6,700	Corona-Norco USD (INS) (PRE)	5.50	8/01/2039	7,325
3,000	El Camino CCD	5.08 (b)	8/01/2034	1,658
3,000	El Camino CCD	5.24 (b)	8/01/2038	1,356
10,000	El Monte Union High School District (INS)	5.75 (b)	6/01/2042	3,646
2,500	Escondido Union High School District (INS)	5.00	6/01/2037	2,723
2,410	Golden State Tobacco Securitization (INS)	4.55	6/01/2022	2,484

3 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,000	Golden State Tobacco Securitization (INS)	4.60%	6/01/2023	$5,157
2,000	Golden State Tobacco Securitization	5.00	6/01/2030	2,293
5,000	Indio Redevelopment Agency	5.25	8/15/2035	5,209
17,025	Inland Empire Tobacco Securitization Auth.	5.75	6/01/2026	17,856
2,000	Jurupa Public Finance Auth. (INS)	5.00	9/01/2033	2,192
1,200	Los Alamitos USD, 5.95%, 8/01/2024	5.95 (c)	8/01/2034	1,080
4,500	Los Alamitos USD, 6.05%, 8/01/2024	6.05 (c)	8/01/2042	3,985
3,000	Monterey Peninsula USD (INS) (PRE)	5.50	8/01/2034	3,517
15,000	Palomar Pomerado Health (INS) (PRE)	5.13	8/01/2037	15,057
1,860	Paramount USD	6.82 (b)	8/01/2034	963
2,000	Paramount USD	6.86 (b)	8/01/2035	989
2,750	Paramount USD	6.88 (b)	8/01/2036	1,289
2,750	Paramount USD	6.90 (b)	8/01/2037	1,231
5,000	Pollution Control Financing Auth. (a)	5.00	7/01/2037	5,010
6,000	Pollution Control Financing Auth.	5.00	11/21/2045	6,011
2,500	Public Works Board	5.00	12/01/2029	2,844
2,000	Public Works Board (PRE)	5.00	10/01/2030	2,315
2,950	Public Works Board	5.00	6/01/2031	3,378
1,110	Public Works Board (PRE)	5.00	10/01/2031	1,285
2,000	Public Works Board	5.00	12/01/2031	2,268
3,500	Public Works Board	5.00	10/01/2039	4,014
2,560	Sacramento City Schools Joint Powers
	Financing Auth. (INS)	5.00	3/01/2036	2,859
2,000	Sacramento City Schools Joint Powers
	Financing Auth. (INS)	5.00	3/01/2040	2,226
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,857
3,000	San Marcos Schools Financing Auth. (INS)	5.00	8/15/2040	3,290
13,605	San Ysidro School District (INS)	5.58 (b)	8/01/2036	6,522
14,285	San Ysidro School District (INS)	5.64 (b)	8/01/2037	6,499
15,000	Santa Ana USD (INS)	5.45 (b)	4/01/2029	10,284
5,000	Southern California Public Power Auth.	5.00	7/01/2040	5,485
300	State	4.50	8/01/2030	301
5,000	State	5.75	4/01/2031	5,406
3,695	State (PRE)	5.00	11/01/2032	3,747
320	State (PRE)	5.00	11/01/2032	325
1,985	State	5.00	11/01/2032	2,011
5,000	State (PRE)	5.00	12/01/2032	5,089
8,000	State	5.25	4/01/2035	9,173
6,750	State	5.00	2/01/2038	7,708
8,885	Stockton USD (INS)	7.33 (b)	8/01/2034	4,667
2,500	Victor Elementary School District (INS) (PRE)	5.13	8/01/2034	2,714
5,180	Washington Township Health Care Dist.	5.25	7/01/2030	5,594
5,000	Washington Township Health Care Dist.	5.50	7/01/2038	5,398
				208,202
	Colorado (2.0%)
15,765	Denver Health and Hospital Auth.	4.75	12/01/2034	15,793
2,000	E-470 Public Highway Auth.	5.38	9/01/2026	2,180
10,000	E-470 Public Highway Auth. (INS)	5.06 (b)	9/01/2035	4,442
2,500	Educational and Cultural Facilities Auth.	5.25	4/01/2043	2,794
1,310	Health Facilities Auth.	5.00	6/01/2029	1,313
865	Health Facilities Auth.	5.25	6/01/2031	867
2,000	Health Facilities Auth.	5.00	6/01/2035	2,004
720	Health Facilities Auth.	5.25	6/01/2036	721
5,000	Health Facilities Auth.	5.00	12/01/2042	5,198
6,000	Health Facilities Auth.	5.00	6/01/2045	6,387
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,087
5,000	Regional Transportation District	5.00	6/01/2044	5,579
				48,365
	Connecticut (0.2%)
2,000	Health and Educational Facilities Auth.	5.00	7/01/2035	2,180

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$52,847	Mashantucket (Western) Pequot Tribe (d),(e)	6.05% (f)	7/01/2031	$2,040
				4,220
	Delaware (0.2%)
4,000	EDA	5.40	2/01/2031	4,380
	District of Columbia (2.2%)
1,305	District of Columbia	5.00	7/01/2036	1,419
1,500	District of Columbia	5.00	7/01/2042	1,625
1,700	District of Columbia	6.00	7/01/2043	1,972
1,450	District of Columbia	6.00	7/01/2048	1,678
7,500	Metropolitan Washington Airports Auth.	5.13	10/01/2034	7,867
5,000	Metropolitan Washington Airports Auth.	5.00	10/01/2039	5,511
10,000	Metropolitan Washington Airports Auth.	5.63	10/01/2039	10,522
10,000	Metropolitan Washington Airports Auth.	5.00	10/01/2053	10,597
10,000	Washington Convention & Sports Auth.	5.00	10/01/2040	10,943
				52,134
	Florida (9.8%)
7,000	Atlantic Beach Health Care Facilities Auth.	5.63	11/15/2043	7,813
2,000	Brevard County Health Facilities Auth. (PRE)	7.00	4/01/2039	2,206
20,000	Brevard County School Board (INS) (PRE)	5.00	7/01/2032	20,002
1,500	Broward County (PRE)	5.25	10/01/2034	1,581
350	Broward County School Board (INS) (PRE)	5.25	7/01/2027	379
10,000	Broward County School Board (INS) (PRE)	5.00	7/01/2032	10,004
2,000	Clearwater (PRE)	5.25	12/01/2039	2,200
5,675	Department of Children and Family Services	5.00	10/01/2025	5,694
1,500	Escambia County	6.25	11/01/2033	1,651
1,000	Escambia County Housing Finance Auth. (INS)
	(PRE)	5.75	6/01/2031	1,089
3,950	Gainesville	5.25	10/01/2034	4,407
3,000	Halifax Hospital Medical Center	5.00	6/01/2046	3,300
1,000	Hialeah Gardens Health Care Facilities Auth.
	(LOC - SunTrust Bank) (PRE)	5.00	8/15/2037	1,005
600	Higher Educational Facility Auth.	5.00	4/01/2032	665
1,500	Higher Educational Facility Auth.	5.25	4/01/2042	1,681
2,270	Jacksonville	5.00	10/01/2029	2,564
500	Lakeland Educational Facility	5.00	9/01/2037	549
1,000	Lakeland Educational Facility	5.00	9/01/2042	1,096
4,000	Lee County IDA	5.75	10/01/2042	4,225
5,000	Lee County IDA	5.50	10/01/2047	5,234
1,500	Miami (INS)	5.00	10/01/2034	1,603
13,125	Miami (INS)	5.25	7/01/2035	14,222
4,000	Miami (INS)	5.25	7/01/2039	4,334
2,000	Miami Beach	5.00	9/01/2040	2,184
525	Miami-Dade County (PRE)	5.00	10/01/2029	589
6,350	Miami-Dade County	5.00	10/01/2029	7,053
3,950	Miami-Dade County	5.00	10/01/2034	4,379
23,205	Miami-Dade County	5.38	10/01/2035	25,765
5,000	Miami-Dade County	5.00	7/01/2039	5,692
5,000	Miami-Dade County	5.00	7/01/2040	5,465
1,750	Miami-Dade County	5.00	10/01/2043	1,923
2,000	Miami-Dade County Health Facilities Auth.	4.00	8/01/2047	2,045
5,000	Miami-Dade County School Board (INS) (PRE)	5.25	2/01/2027	5,332
5,000	Miami-Dade County School Board (INS) (PRE)	5.00	5/01/2033	5,170
2,500	Municipal Loan Council (INS)	5.25	10/01/2033	2,821
3,000	Orange County Health Facilities Auth. (PRE)	5.25	10/01/2035	3,160
1,500	Orange County Health Facilities Auth.	4.00	10/01/2045	1,529
5,000	Orange County School Board (INS) (PRE)	5.00	8/01/2032	5,018
10,000	Orange County School Board (INS) (PRE)	5.50	8/01/2034	10,916
4,745	Orlando-Orange County Expressway Auth.
	(PRE)	5.00	7/01/2035	5,278
1,255	Orlando-Orange County Expressway Auth.	5.00	7/01/2035	1,379

5 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	Orlando-Orange County Expressway Auth.
	(PRE)	5.00%	7/01/2035	$2,225
5,000	Palm Beach County Health Facilities Auth.	5.00	5/15/2041	5,564
155	Palm Beach County Solid Waste Auth. (PRE)	5.00	10/01/2031	179
9,845	Palm Beach County Solid Waste Auth.	5.00	10/01/2031	11,165
1,000	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	1,080
1,000	Pinellas County Educational Facilities Auth.	5.25	10/01/2030	1,080
3,650	Pinellas County Educational Facilities Auth.	6.00	10/01/2041	4,089
1,000	Sarasota County Public Hospital District	5.63	7/01/2039	1,066
3,000	St. Petersburg Health Facilities Auth. (PRE)	6.50	11/15/2039	3,374
2,200	Tampa Housing Auth.	4.85	7/01/2036	2,204
3,050	Tampa-Hillsborough County Expressway Auth.	5.00	7/01/2042	3,439
2,350	Volusia County Educational Facilities Auth.
	(INS)	5.00	10/15/2029	2,630
2,000	Volusia County Educational Facilities Auth.	5.00	10/15/2045	2,184
				233,481
	Georgia (1.1%)
3,500	Atlanta Airport	5.00	1/01/2035	3,781
10,000	Burke County Dev. Auth.	7.00	1/01/2023	10,283
4,000	Dahlonega Downtown Dev. Auth. (INS)	5.00	7/01/2040	4,359
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.63	8/01/2034	3,782
400	Glynn-Brunswick Memorial Hospital Auth.	5.63	8/01/2034	415
1,600	Private Colleges & Universities Auth.	5.00	10/01/2032	1,721
1,000	Thomasville Hospital Auth.	5.25	11/01/2035	1,096
1,250	Thomasville Hospital Auth.	5.38	11/01/2040	1,373
				26,810
	Hawaii (0.3%)
6,000	Department of Budget and Finance	6.50	7/01/2039	6,476
	Idaho (0.1%)
1,500	Health Facilities Auth. (INS)	5.00	7/01/2035	1,614
	Illinois (13.2%)
520	Chicago (INS)	5.25	1/01/2029	528
3,965	Chicago	6.75	12/01/2032	3,966
3,000	Chicago	5.00	1/01/2039	3,237
4,000	Chicago Wastewater Transmission	5.00	1/01/2044	4,274
3,000	Chicago Wastewater Transmission	5.00	11/01/2044	3,236
3,000	Chicago Water	5.00	1/01/2047	3,257
3,000	Chicago Park District	5.00	1/01/2040	3,282
6,000	Chicago-Midway Airport	5.00	1/01/2046	6,760
5,000	Chicago-O'Hare International Airport	5.75	1/01/2039	5,673
5,000	Chicago-O'Hare International Airport	5.00	1/01/2041	5,693
5,000	Chicago-O'Hare International Airport	5.75	1/01/2043	5,831
2,000	Finance Auth.	5.00	4/01/2026	2,000
5,000	Finance Auth. (PRE)	5.50	8/15/2028	5,255
2,500	Finance Auth. (INS) (PRE)	5.75	11/01/2028	2,659
14,000	Finance Auth.	3.90	3/01/2030	14,707
5,000	Finance Auth. (PRE)	7.25	11/01/2030	5,415
4,500	Finance Auth.	5.00	4/01/2031	4,485
7,065	Finance Auth.	5.50	4/01/2032	7,065
8,000	Finance Auth. (PRE)	6.00	10/01/2032	9,386
6,000	Finance Auth.	4.00	2/01/2033	6,263
5,000	Finance Auth. (PRE)	5.75	10/01/2035	5,298
7,000	Finance Auth.	5.00	4/01/2036	6,808
700	Finance Auth.	5.00	5/15/2037	746
2,000	Finance Auth.	4.00	3/01/2038	2,073
5,000	Finance Auth.	4.00	7/01/2038	5,057
20,000	Finance Auth. (PRE)	5.38	8/15/2039	20,992

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,205	Finance Auth.	5.25%	10/01/2039	$1,253
12,395	Finance Auth.	4.00	10/01/2040	12,821
11,000	Finance Auth.	4.00	2/15/2041	10,174
5,000	Finance Auth.	6.00	7/01/2043	5,771
2,000	Finance Auth.	5.00	8/15/2044	2,139
4,500	Finance Auth.	4.00	12/01/2046	4,423
1,155	Finance Auth.	5.00	5/15/2047	1,215
4,065	Metropolitan Pier and Expositon Auth. (INS)	5.50	6/15/2020	4,121
1,730	Metropolitan Pier and Expositon Auth. (INS)	5.55	6/15/2021	1,754
9,000	Municipal Power Agency	4.00	12/01/2041	9,191
10,000	Railsplitter Tobacco Settlement Auth.	5.50	6/01/2023	11,377
23,980	Regional Transportation Auth. (INS)	5.75	6/01/2020	26,937
37,550	Regional Transportation Auth. (INS)	6.50	7/01/2030	50,487
10,000	Rosemont (INS)	5.00	12/01/2046	11,101
3,000	Springfield (INS)	5.00	3/01/2040	3,356
2,000	Springfield Metro Sanitary District	5.75	1/01/2053	2,317
8,000	State (INS)	5.00	4/01/2029	8,480
1,000	State (INS)	4.00	2/01/2031	991
1,000	State (INS)	4.00	2/01/2032	988
1,000	Univ. of Illinois	5.13	4/01/2036	1,084
1,390	Village of Montgomery Kane and Kendall
	Counties (INS)	4.70	3/01/2030	1,392
				315,318
	Indiana (1.8%)
5,540	Evansville Redevelopment Auth. (INS)	4.00	2/01/2038	5,773
3,605	Evansville Redevelopment Auth. (INS)	4.00	2/01/2039	3,751
3,440	Finance Auth.	5.00	10/01/2033	3,477
5,000	Finance Auth.	5.00	6/01/2039	5,079
1,495	Finance Auth.	5.00	2/01/2040	1,650
4,000	Finance Auth.	5.00	10/01/2044	4,355
5,000	Finance Auth.	5.50	4/01/2046	5,343
1,175	Local Public Improvement Bond Bank (INS)
	(PRE)	5.50	1/01/2038	1,254
4,825	Local Public Improvement Bond Bank (INS)	5.50	1/01/2038	5,110
7,000	Richmond Hospital Auth.	5.00	1/01/2039	7,668
				43,460
	Iowa (0.3%)
6,235	Finance Auth.	5.00	5/15/2041	6,938
	Kansas (0.2%)
2,500	Coffeyville (INS) (a)	5.00	6/01/2042	2,732
2,000	Wyandotte County/Kansas City	5.00	9/01/2045	2,258
				4,990
	Kentucky (0.9%)
1,000	Ashland Medical Center	5.00	2/01/2040	1,085
1,000	Economic Dev. Finance Auth. (INS)	6.00	12/01/2033	1,018
4,000	Economic Dev. Finance Auth. (INS)	6.00	12/01/2038	4,069
3,000	Economic Dev. Finance Auth.	5.00	8/15/2041	3,281
5,500	Economic Dev. Finance Auth.	5.00	5/15/2046	5,500
1,100	Municipal Power Agency (INS) (PRE)	5.00	9/01/2037	1,108
3,900	Municipal Power Agency (INS) (PRE)	5.00	9/01/2037	3,928
2,000	Owen County	6.25	6/01/2039	2,151
				22,140
	Louisiana (3.5%)
2,500	Lafayette Public Trust Financing Auth. (INS)
	(PRE)	5.50	10/01/2035	2,843

7 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,750	Local Government Environmental Facilities and
	Community Dev. Auth.	6.50%	8/01/2029	$4,235
1,685	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	5.00	10/01/2039	1,912
8,210	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	4.00	10/01/2046	8,447
25,000	Parish of St. John the Baptist	5.13	6/01/2037	25,060
1,500	Public Facilities Auth.	5.00	7/01/2037	1,665
1,250	Public Facilities Auth.	4.00	5/15/2041	1,273
6,000	Public Facilities Auth.	5.00	11/01/2045	6,479
5,000	Public Facilities Auth.	5.00	5/15/2046	5,568
5,000	Public Facilities Auth. (INS)	5.25	6/01/2051	5,571
9,000	Public Facilities Auth.	4.00	1/01/2056	9,094
1,100	Shreveport (INS)	4.00	12/01/2037	1,158
1,000	Shreveport	5.00	12/01/2040	1,141
5,500	Shreveport	5.00	12/01/2041	6,209
2,100	Shreveport (INS)	5.00	12/01/2041	2,401
1,500	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,638
				84,694
	Maine (0.3%)
9,000	Health and Higher Education Facilities Auth.	4.00	7/01/2046	7,866
	Maryland (0.6%)
2,500	EDC	6.20	9/01/2022	2,710
5,000	Health and Higher Educational Facilities Auth.
	(PRE)	5.75	1/01/2033	5,121
6,000	Health and Higher Educational Facilities Auth.
	(PRE)	5.75	1/01/2038	6,145
				13,976
	Massachusetts (1.5%)
1,000	Dev. Finance Agency	4.00	7/01/2038	1,015
1,000	Dev. Finance Agency	5.00	4/15/2040	1,073
3,000	Dev. Finance Agency	5.00	7/01/2044	3,255
4,000	Dev. Finance Agency	5.50	7/01/2044	4,331
1,000	Dev. Finance Agency	5.00	7/01/2046	1,105
3,370	Dev. Finance Agency	4.00	10/01/2046	3,393
2,280	Dev. Finance Agency	5.00	7/01/2047	2,489
6,385	Health and Educational Facilities Auth. (PRE)	6.25	7/01/2030	7,029
3,615	Health and Educational Facilities Auth.	6.25	7/01/2030	3,948
3,500	Health and Educational Facilities Auth.	5.00	7/15/2032	3,508
500	Health and Educational Facilities Auth.	5.00	7/15/2037	501
5,000	School Building Auth. (INS) (PRE)	4.75	8/15/2032	5,025
				36,672
	Michigan (0.8%)
2,000	Genesee County Water Supply System (INS)	4.00	2/01/2041	2,053
2,900	Genesee County Water Supply System (INS)	5.00	2/01/2046	3,254
4,500	Lansing Board of Water & Light	5.00	7/01/2037	5,016
4,000	Livonia Public Schools School District (INS)	5.00	5/01/2045	4,488
3,000	Strategic Fund	5.63	7/01/2020	3,340
				18,151
	Minnesota (0.2%)
2,500	Higher Education Facilities Auth.	5.00	10/01/2039	2,682
3,000	St. Louis Park (PRE)	5.75	7/01/2030	3,144
				5,826

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Mississippi (0.1%)
$3,000	Warren County	5.38%	12/01/2035	$3,319
	Missouri (2.4%)
2,680	Cape Girardeau County Health Care Facilities
	IDA	6.00	3/01/2033	2,820
20,000	Cape Girardeau County IDA	5.00	6/01/2036	20,000
1,000	Cape Girardeau County IDA (PRE)	5.75	6/01/2039	1,089
17,775	Dev. Finance Board	4.00	6/01/2046	18,176
6,000	Health and Educational Facilities Auth. (PRE)	5.50	11/15/2033	6,373
1,500	Health and Educational Facilities Auth.	5.50	11/15/2033	1,573
5,000	St. Louis County IDA	5.88	9/01/2043	5,651
2,110	Stoddard County IDA	6.00	3/01/2037	2,213
				57,895
	Montana (0.4%)
4,000	Forsyth	3.90	3/01/2031	4,159
5,000	Forsyth	5.00	5/01/2033	5,480
				9,639
	Nebraska (0.3%)
975	Douglas County Hospital Auth. (PRE)	6.13	8/15/2031	981
1,275	Douglas County Hospital Auth.	6.13	8/15/2031	1,282
3,400	Douglas County Hospital Auth.	5.00	11/01/2048	3,761
				6,024
	Nevada (1.6%)
4,000	Clark County (INS)	5.00	7/01/2026	4,301
11,000	Clark County	5.13	7/01/2034	11,869
5,000	Clark County (INS)	5.25	7/01/2039	5,407
4,400	Las Vegas Convention and Visitors Auth.	4.00	7/01/2041	4,545
12,140	Las Vegas Convention and Visitors Auth.	4.00	7/01/2046	12,520
				38,642
	New Jersey (2.2%)
6,000	EDA	5.00	9/01/2024	6,252
2,000	EDA	5.00	6/15/2028	2,142
10,000	EDA	5.00	6/15/2040	10,176
3,000	EDA	5.25	6/15/2040	3,133
4,000	EDA	5.00	6/15/2041	4,088
5,000	Educational Facilities Auth.	5.00	9/01/2036	5,125
15,000	Health Care Facilities Financing Auth. (PRE)	5.63	7/01/2032	17,567
1,250	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2046	1,373
2,000	Transportation Trust Fund Auth.	5.25	6/15/2041	2,098
				51,954
	New Mexico (0.2%)
5,000	Farmington	5.90	6/01/2040	5,521
	New York (2.8%)
2,040	Buffalo and Erie County Industrial Land Dev.
	Corp.	5.38	10/01/2041	2,272
1,495	Dormitory Auth. (PRE)	5.25	7/01/2024	1,495
2,250	Dormitory Auth.	5.25	7/01/2029	2,395
16,130	Liberty Dev. Corp.	5.25	10/01/2035	20,163
5,000	MTA	3.55 (b)	11/15/2032	3,053
60	New York City	5.88	8/01/2019	60
2,970	New York City (PRE)	5.13	12/01/2028	3,024

9 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,030	New York City	5.13%	12/01/2028	$2,066
220	New York City Municipal Water Finance Auth.
	(PRE)	5.00	6/15/2037	229
1,280	New York City Municipal Water Finance Auth.	5.00	6/15/2037	1,328
7,500	New York City Transitional Finance Auth.	5.00	1/15/2034	7,662
2,000	New York Thruway Auth.	5.00	1/01/2051	2,247
5,000	Triborough Bridge and Tunnel Auth.	3.62 (b)	11/15/2031	3,141
3,830	Triborough Bridge and Tunnel Auth.	5.00	11/15/2031	4,023
6,170	Triborough Bridge and Tunnel Auth. (PRE)	5.00	11/15/2031	6,513
3,000	Triborough Bridge and Tunnel Auth.	3.66 (b)	11/15/2032	1,805
2,500	Triborough Bridge and Tunnel Auth.	3.70 (b)	11/15/2032	1,517
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,198
1,000	TSASC, Inc.	5.00	6/01/2041	1,112
				66,303
	North Carolina (1.1%)
10,000	Capital Facilities Finance Agency	4.63	11/01/2040	10,792
3,750	Charlotte-Mecklenburg Hospital Auth.	5.25	1/15/2034	3,968
5,000	Columbus County Industrial Facilities & Pollution
	Control Financing Auth.	6.25	11/01/2033	5,503
5,250	Medical Care Commission	5.00	7/01/2033	5,356
				25,619
	North Dakota (0.3%)
4,685	Fargo	6.25	11/01/2031	5,523
2,500	McLean County	4.88	7/01/2026	2,665
				8,188
	Ohio (1.8%)
6,000	Air Quality Dev. Auth.	5.70	8/01/2020	2,550
10,000	Buckeye Tobacco Settlement Financing Auth.	5.88	6/01/2030	9,867
10,000	Buckeye Tobacco Settlement Financing Auth.	5.75	6/01/2034	9,726
2,700	Centerville	5.25	11/01/2047	2,852
1,000	Cleveland (INS)	5.00	1/01/2031	1,104
9,000	Cuyahoga County	4.75	2/15/2047	9,202
2,500	Hamilton County Healthcare	5.00	1/01/2051	2,627
1,680	Lake County (PRE)	5.63	8/15/2029	1,766
320	Lake County	5.63	8/15/2029	334
2,000	Turnpike Commission	5.25	2/15/2033	2,343
				42,371
	Oklahoma (0.9%)
4,200	Comanche County Hospital Auth.	5.00	7/01/2032	4,327
4,500	Development Finance Auth.	5.25	8/01/2057	4,937
10,000	Municipal Power Auth.	4.00	1/01/2047	10,358
2,000	Tulsa County Industrial Auth.	5.25	11/15/2045	2,173
				21,795
	Oregon (0.2%)
2,000	Deschutes County Hospital Facility	4.00	1/01/2046	2,060
1,095	Keizer	5.20	6/01/2031	1,129
1,180	Yamhill County Hospital Auth.	5.00	11/15/2051	1,220
				4,409
	Pennsylvania (2.8%)
750	Allegheny County Higher Education Building
	Auth. (PRE)	5.50	3/01/2031	866
460	Allegheny County IDA	5.13	9/01/2031	460
4,000	Allegheny County Sanitary Auth. (INS)	5.00	6/01/2040	4,434
3,250	Chester County IDA	5.25	10/15/2047	3,294

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,000	Delaware River Joint Toll Bridge Commission	5.00%	7/01/2047	$5,774
7,000	Economic Dev. Financing Auth.	4.00	10/01/2023	7,530
480	Erie Parking Auth. (INS) (PRE)	5.13	9/01/2032	539
1,390	Erie Parking Auth. (INS)	5.13	9/01/2032	1,487
595	Erie Parking Auth. (INS) (PRE)	5.20	9/01/2035	670
1,700	Erie Parking Auth. (INS)	5.20	9/01/2035	1,820
1,970	Higher Educational Facilities Auth.	5.25	7/15/2033	2,170
2,750	Higher Educational Facilities Auth.	5.50	7/15/2038	3,055
4,000	Northampton County General Purpose Auth.	4.00	8/15/2040	4,046
1,000	Philadelphia School District	5.00	9/01/2037	1,088
2,000	Philadelphia School District	5.00	9/01/2038	2,172
1,250	Turnpike Commission, 5.00%, 12/01/2018	4.12 (c)	12/01/2033	1,361
8,000	Turnpike Commission	5.00	6/01/2039	8,938
10,000	Turnpike Commission	5.25	12/01/2044	11,253
3,000	Turnpike Commission	5.00	12/01/2046	3,300
3,200	Washington County IDA	5.00	11/01/2036	3,468
				67,725
	Puerto Rico (0.1%)
2,000	Industrial, Tourist, Educational, Medical,
	Environmental Control Facilities Financing
	Auth.	5.38	4/01/2042	1,864
	Rhode Island (0.9%)
5,700	EDC (INS)	5.00	7/01/2031	5,709
12,185	EDC (INS)	5.00	7/01/2036	12,203
2,000	Health and Educational Building Corp. (PRE)	6.00	9/01/2033	2,494
240	Housing and Mortgage Finance Corp.	6.85	10/01/2024	241
				20,647
	South Carolina (0.4%)
2,250	Greenwood County	5.38	10/01/2039	2,402
7,000	Public Service Auth.	5.25	12/01/2055	7,841
				10,243
	South Dakota (0.5%)
500	Educational Enhancement Funding Corp.	5.00	6/01/2027	558
2,500	Health and Educational Facilities Auth.	5.25	11/01/2029	2,683
3,000	Health and Educational Facilities Auth.	5.25	7/01/2038	3,086
4,000	Health and Educational Facilities Auth.	5.00	7/01/2042	4,341
				10,668
	Tennessee (0.5%)
3,095	Jackson (PRE)	5.50	4/01/2033	3,200
1,145	Jackson	5.50	4/01/2033	1,178
2,000	Johnson City Health and Educational Facilities
	Board	5.00	8/15/2042	2,145
1,500	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	10/01/2045	1,673
4,000	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2046	4,503
				12,699
	Texas (15.4%)
3,000	Arlington Higher Education Finance Corp.
	(NBGA)	5.00	2/15/2046	3,416
15,075	Bell County Health Facilities Dev. Corp. (ETM)	6.50	7/01/2019	15,882

11 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$280	Bexar County Health Facilities Dev. Corp.
	(PRE)	5.00%	7/01/2033	$280
1,240	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2033	1,242
330	Bexar County Health Facilities Dev. Corp.
	(PRE)	5.00	7/01/2037	330
1,465	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2037	1,467
8,450	Bexar County Health Facilities Dev. Corp.	4.00	7/15/2045	8,475
6,000	Central Texas Regional Mobility Auth. (PRE)	5.75	1/01/2031	6,920
5,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	4,947
2,500	Central Texas Regional Mobility Auth.	5.00	1/01/2042	2,684
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2045	3,942
1,000	Clifton Higher Education Finance Corp.	6.00	8/15/2033	1,150
4,250	Clifton Higher Education Finance Corp. (NBGA)	5.00	8/15/2039	4,850
2,750	Clifton Higher Education Finance Corp.	6.00	8/15/2043	3,156
5,900	Corpus Christi Utility System	4.00	7/15/2039	6,178
4,000	Dallas/Fort Worth International Airport	5.00	11/01/2034	4,431
9,000	Fort Worth	6.00	3/01/2029	9,728
8,085	Fort Worth (PRE)	6.25	3/01/2033	8,786
3,610	Guadalupe-Blanco River Auth. (INS)	5.00	5/15/2039	3,632
1,275	Harris County	4.75	10/01/2031	1,279
4,000	Harris County Cultural Education Facilities
	Finance Corp.	5.25	10/01/2029	4,346
6,100	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	6,551
1,500	Harris County Health Facilities Dev. Corp.
	(PRE)	7.25	12/01/2035	1,633
15,000	Harris County Hospital District	4.00	2/15/2042	15,418
7,000	Harris County IDC (PRE)	5.00	2/01/2023	7,648
1,000	Hopkins County Hospital District	5.75	2/15/2028	1,021
3,715	Houston	5.00	9/01/2040	4,143
12,500	Houston Airport System	5.50	7/01/2034	13,052
10,000	Houston Higher Education Finance Corp.	5.00	9/01/2042	10,876
2,390	Irving	5.00	8/15/2043	2,469
6,000	Karnes County Hospital District	5.00	2/01/2044	6,295
1,900	Kerrville Health Facilities Dev. Corp.	5.00	8/15/2035	2,073
3,000	Laredo CCD (INS)	5.25	8/01/2035	3,321
700	Laredo Waterworks and Sewer System	4.00	3/01/2041	724
5,300	Matagorda County	6.30	11/01/2029	5,881
9,615	Matagorda County	4.00	6/01/2030	10,105
6,000	Matagorda County	4.00	6/01/2030	6,306
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,064
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,056
6,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	6,366
1,250	New Hope Cultural Education Facilities Finance
	Corp.	5.00	4/01/2048	1,337
5,000	North Fort Bend Water Auth.	5.00	12/15/2036	5,480
2,630	North Texas Tollway Auth. (PRE)	5.63	1/01/2028	2,692
370	North Texas Tollway Auth.	5.63	1/01/2028	377
2,280	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	2,334
10,385	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	10,632
2,105	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	2,155
2,770	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	2,836
615	North Texas Tollway Auth.	5.63	1/01/2033	628
1,845	North Texas Tollway Auth.	5.63	1/01/2033	1,884
15,000	North Texas Tollway Auth. (PRE)	5.75	1/01/2033	15,366
3,000	North Texas Tollway Auth.	7.55 (b)	9/01/2037	1,181
6,245	North Texas Tollway Auth. (PRE)	5.75	1/01/2040	6,397
4,720	North Texas Tollway Auth. (PRE)	5.75	1/01/2040	4,835
1,535	North Texas Tollway Auth.	5.75	1/01/2040	1,568
5,000	North Texas Tollway Auth.	5.00	1/01/2045	5,614
2,000	Red River Education Finance Corp.	4.00	6/01/2041	2,019
3,000	Red River Education Finance Corp.	5.50	10/01/2046	3,336

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$6,315	Tarrant County Cultural Education Facilities
	Finance Corp.	5.63%	11/15/2027	$6,358
3,600	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2036	3,699
4,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.75	11/15/2037	4,019
4,500	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2045	4,561
7,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2046	7,657
2,500	Tarrant County Cultural Education Facilities
	Finance Corp.	6.75	11/15/2047	2,638
4,000	Tarrant County Cultural Education Facilities
	Finance Corp.	6.75	11/15/2052	4,206
3,850	Transportation Commission	5.00	8/15/2041	4,256
6,500	Transportation Commission	5.00	8/15/2042	7,175
18,530	Turnpike Auth. (INS)	5.25 (b)	8/15/2030	11,976
22,000	Tyler Health Facilities Dev. Corp.	5.25	11/01/2032	21,228
10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.00	7/01/2033	10,001
1,230	Tyler Health Facilities Dev. Corp.	5.38	11/01/2037	1,197
1,000	Uptown Dev. Auth. (PRE)	5.50	9/01/2029	1,094
4,770	Wood County Central Hospital District	6.00	11/01/2041	4,896
				368,755
	Vermont (0.1%)
3,000	Educational and Health Buildings Financing
	Agency	5.00	10/15/2046	3,287
	Virginia (1.5%)
5,000	Alexandria IDA	5.00	10/01/2050	5,492
11,280	College Building Auth.	5.00	6/01/2026	11,099
5,000	College Building Auth.	5.00	6/01/2029	4,766
1,437	Farms of New Kent Community Dev. Auth.
	(d),(g)	5.13	3/01/2036	359
8,665	Farms of New Kent Community Dev. Auth.
	(d),(g)	5.45	3/01/2036	2,166
2,000	Farms of New Kent Community Dev. Auth.
	(d),(g)	5.80	3/01/2036	500
3,693	Lewistown Commerce Center Community Dev.
	Auth.	6.05	3/01/2044	3,372
1,782	Lewistown Commerce Center Community Dev.
	Auth.	6.05	3/01/2044	1,703
5,771	Lewistown Commerce Center Community Dev.
	Auth. (d)	6.05	3/01/2054	860
5,000	Small Business Financing Auth.	5.25	9/01/2037	5,023
1,244	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	1,246
				36,586
	Washington (0.1%)
2,500	Health Care Facilities Auth. (INS) (PRE)	6.00	8/15/2039	2,759
	West Virginia (0.1%)
2,000	EDA	5.38	12/01/2038	2,195
	Wisconsin (0.9%)
5,000	Health & Educational Facilities Auth.	5.75	11/15/2030	5,374
2,500	Health & Educational Facilities Auth.	5.38	8/15/2037	2,691
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,048
7,800	Kaukauna (INS)	5.00	12/15/2035	8,717

13 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,200	Public Finance Auth. (a)	5.25%	5/15/2042	$2,363
				20,193
	Wyoming (0.5%)
2,360	Municipal Power Agency (PRE)	5.50	1/01/2033	2,414
2,300	Municipal Power Agency (PRE)	5.50	1/01/2038	2,353
6,000	Sweetwater County	5.25	7/15/2026	6,495
				11,262
	Total Fixed-Rate Instruments (cost: $2,087,517)			2,162,834

PUT BONDS (0.7%)

Arizona (0.2%)

5,000	Health Facilities Auth.	2.76 (h)	2/01/2048	5,071
	Florida (0.2%)
4,000	Putnam County Dev. Auth. (INS)	5.35	3/15/2042	4,133
	Louisiana (0.3%)
6,750	St. Charles Parish	4.00	12/01/2040	7,139
	Total Put Bonds (cost: $15,750)			16,343

ADJUSTABLE-RATE NOTES (0.8%)

New Jersey (0.8%)

20,000 EDA (cost: $20,000)	2.51	3/01/2028	18,746

VARIABLE-RATE DEMAND NOTES (8.8%)

Alabama (0.4%)

8,395	Wilsonville IDB	0.96	1/01/2024	8,395
	California (1.3%)
8,045	Bay Area Toll Auth. (LIQ) (a)	1.12	4/01/2039	8,045
17,765	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.11	12/01/2033	17,765
5,980	State (LIQ) (LOC - Dexia Credit Local) (a)	1.04	8/01/2027	5,980
				31,790
	Illinois (2.2%)
5,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.26	12/01/2039	5,000
10,000	Chicago Board of Education (INS) (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.26	12/01/2039	10,000
10,000	Metropolitan Pier & Exposition Auth. (LIQ) (LOC
	- Deutsche Bank A.G.) (a)	1.26	6/15/2050	10,000
11,410	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.18	7/01/2031	11,410
16,500	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.18	3/01/2033	16,500
				52,910
	Iowa (0.8%)
19,000	Finance Auth.	0.93	6/01/2039	19,000
	Kentucky (1.1%)
20,325	Economic Dev. Finance Auth.	1.25	5/01/2034	20,325

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,720	Economic Dev. Finance Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.13%	1/01/2045	$5,720
				26,045
	Michigan (0.9%)
21,045	State (LOC - Union Bank of California, N.A.)	0.95	8/01/2040	21,045
	New York (0.4%)
9,400	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.97	5/01/2042	9,400
	Pennsylvania (0.2%)
5,335	Bucks County Water and Sewer Auth. (INS)
	(LIQ) (a)	1.16	12/01/2019	5,335
	Texas (1.2%)
19,200	Port of Port Arthur Navigation District	1.35	4/01/2040	19,200
10,000	Port of Port Arthur Navigation District	1.35	11/01/2040	10,000
				29,200
	Washington (0.3%)
7,800	Health Care Facilities Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.19	1/01/2035	7,800
	Total Variable-Rate Demand Notes (cost: $210,920)			210,920
	Total Investments (cost: $2,334,187)			$2,408,843
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	2,159,809	$3,025	$2,162,834
Put Bonds		—	16,343	—	16,343
Adjustable-Rate Notes		—	18,746	—	18,746
Variable-Rate Demand Notes		—	210,920	—	210,920
Total	$	— $	2,405,818	$3,025	$2,408,843

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Fixed-Rate Instruments
Balance as of March 31, 2017	$3,024
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	1

Balance as of June 30, 2017	$3,025

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

15 | USAA Tax Exempt Long-Term Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Tax Exempt Long-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

16 | USAA Tax Exempt Long-Term Fund

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

17 | USAA Tax Exempt Long-Term Fund

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were

$136,168,000 and $61,512,000, respectively, resulting in net unrealized appreciation of $74,656,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,389,216,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

Notes to Portfolio of Investments | 18

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2017, was $5,925,000, which represented 0.2% of the Fund's net assets.

(e)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(f)Up to 6.05% of the coupon may be PIK.

(g)At June 30, 2017, the issuer was in default with respect to interest and/or principal payments.

(h)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2017.

19 | USAA Tax Exempt Long-Term Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT MONEY MARKET FUND

JUNE 30, 2017

(Form N-Q)

48499 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Barclays Bank plc, Deutsche Bank A.G., JPMorgan Chase & Co., or Royal
Bank of Canada.

1 | USAA Tax Exempt Money Market Fund

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Montana Board of Invesments Intercap Program or National
Rural Utility Corp.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Money Market Fund

June 30, 2017 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (77.0%)

Alabama (7.0%)

$20,000	Chatom IDB (NBGA) (a)	1.03%	8/01/2041	$20,000
10,000	Columbia IDB	1.01	12/01/2037	10,000
1,020	Huntsville Educational Building Auth. (LOC -
	BB&T Corp.)	0.93	12/01/2022	1,020
25,000	Mobile County IDA (LOC - Swedbank AB)	0.93	7/01/2040	25,000
12,000	Mobile IDB	1.01	8/01/2017	12,000
30,000	Mobile IDB	1.01	6/01/2034	30,000
32,500	Tuscaloosa County Port Auth. (LOC - PNC
	Financial Services Group)	0.98	12/01/2031	32,500
5,190	West Jefferson IDB	1.01	6/01/2028	5,190
				135,710
	Arkansas (0.3%)
5,175	Texarkana (LOC - PNC Financial Services
	Group)	1.06	3/01/2021	5,175
	California (3.0%)
2,500	Enterprise Dev. Auth. (LOC - Federal Home
	Loan Bank of San Francisco) (b)	0.96	12/01/2042	2,500
4,900	Health Facilities Financing Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.93	7/01/2033	4,900
8,200	Health Facilities Financing Auth. (LIQ) (LOC -
	Barclays Bank plc) (b)	0.99	3/01/2042	8,200
5,000	Irvine (LOC - Sumitomo Mitsui Banking Corp.)	0.92	9/02/2025	5,000
5,003	Irvine (LOC - Sumitomo Mitsui Banking Corp.)
	(a)	0.92	9/02/2050	5,003
800	Pasadena (LOC - Bank of America Corp.)	0.91	2/01/2035	800
11,300	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (b)	1.11	12/01/2033	11,300
900	State (LOC - U.S. Bancorp)	0.88	5/01/2033	900
5,650	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank, N.A.)	1.01	3/01/2057	5,650
12,925	Statewide Communities Dev. Auth. (LOC -
	Federal Home Loan Bank of Des Moines)
	(LOC - Federal Home Loan Bank of San
	Francisco)	1.03	3/01/2057	12,925
				57,178
	Colorado (0.5%)
9,085	Sheridan County (LOC - JP Morgan Chase &
	Co.)	0.93	12/01/2029	9,085

3 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Connecticut (0.3%)
$5,000	Health and Educational Facilities Auth. (LOC -
	Bank of America Corp.)	0.97%	7/01/2030	$5,000
	District of Columbia (0.9%)
1,800	District of Columbia (LOC - Bank of America
	Corp.)	1.09	7/01/2022	1,800
6,300	District of Columbia (LOC - SunTrust Bank)	0.96	10/01/2037	6,300
1,070	Metropolitan Washington Airports Auth. (LOC -
	Toronto-Dominion Bank)	0.93	10/01/2039	1,070
8,235	Metropolitan Washington Airports Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.93	10/01/2039	8,235
				17,405
	Florida (3.8%)
8,000	Dade County IDA	0.96	6/01/2021	8,000
21,300	Escambia County	0.97	4/01/2039	21,300
5,100	Jacksonville	0.95	5/01/2029	5,100
2,360	Lee County IDA (LOC - Fifth Third Bank)	1.03	6/01/2025	2,360
28,500	Martin County	0.96	7/15/2022	28,500
8,560	UCF Health Facilities Corp. (LOC - Fifth Third
	Bank)	1.01	7/01/2037	8,560
				73,820
	Georgia (0.8%)
1,950	Cobb County Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	0.93	2/01/2030	1,950
12,600	Roswell Housing Auth. (LOC - Northern Trust
	Corp.)	1.00	9/01/2027	12,600
				14,550
	Illinois (5.5%)
2,880	Dev. Finance Auth. (LOC - Bank of America
	Corp.)	0.98	9/01/2032	2,880
16,000	Dev. Finance Auth. (LOC - Fifth Third Bank)	1.01	2/01/2033	16,000
1,770	Educational Facilities Auth. (LOC - Fifth Third
	Bank)	1.01	7/01/2024	1,770
3,490	Educational Facilities Auth. (LOC - Huntington
	National Bank)	1.17	10/01/2032	3,490
2,330	Finance Auth. (LOC - Fifth Third Bank)	1.11	3/01/2031	2,330
5,310	Finance Auth. (LOC - Northern Trust Corp.)	1.00	4/01/2033	5,310
10,900	Finance Auth. (LOC - Huntington National Bank)	1.17	10/01/2033	10,900
12,950	Finance Auth. (LOC - Fifth Third Bank)	0.98	6/01/2038	12,950
8,800	Finance Auth. (LOC - Key Bank, N.A.)	0.96	11/01/2039	8,800
7,400	Galesburg Revenue (LOC - PNC Financial
	Services Group)	0.90	3/01/2031	7,400
12,400	Kane County (LOC - Fifth Third Bank)	1.01	2/01/2028	12,400
22,490	Metropolitan Pier & Exposition Auth. (LIQ) (LOC
	- Deutsche Bank A.G.) (b)	1.26	6/15/2050	22,490
				106,720
	Indiana (1.7%)
5,445	Berne (LOC - Federal Home Loan Bank of
	Indianapolis)	0.97	10/01/2033	5,445
10,790	Dearborn County EDA (LOC - Fifth Third Bank)	1.01	4/01/2036	10,790
3,505	Evansville (LOC - Fifth Third Bank)	1.01	1/01/2025	3,505
9,115	Finance Auth. (LOC - Federal Home Loan Bank
	of Indianapolis)	0.98	7/01/2029	9,115
1,010	Finance Auth. (LOC - Fifth Third Bank)	1.03	9/01/2031	1,010

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,245	Finance Auth. (LOC - PNC Financial Services
	Group)	1.06%	6/01/2037	$2,245
				32,110
	Iowa (5.6%)
6,850	Chillicothe	0.91	1/01/2023	6,850
12,750	Council Bluffs	0.91	1/01/2025	12,750
9,600	Finance Auth	0.94	6/01/2039	9,600
41,770	Finance Auth.	0.94	9/01/2036	41,770
31,300	Louisa County	0.95	10/01/2024	31,300
5,500	Urbandale (LOC - Wells Fargo & Co.)	1.02	11/01/2020	5,500
				107,770
	Kentucky (1.2%)
11,490	Georgetown (LOC - Fifth Third Bank)	1.01	11/15/2029	11,490
2,495	Lexington-Fayette Urban County (LOC - Federal
	Home Loan Bank of Cincinnati)	1.16	12/01/2027	2,495
8,430	Lexington-Fayette Urban County (LOC - Fifth
	Third Bank)	1.01	1/01/2033	8,430
				22,415
	Louisiana (2.1%)
7,500	Environmental Facilities and Community Dev.
	Auth.	0.98	12/01/2030	7,500
1,500	Hammond Area Economic and Industrial Dev.
	District (LOC - Federal Home Loan Bank
	of Dallas)	0.93	3/01/2033	1,500
5,905	New Orleans (LOC - Capital One, N.A.)	1.14	8/01/2024	5,905
7,915	Public Facilities Auth.	0.93	8/01/2017	7,915
270	Public Facilities Auth. (LOC - Capital One, N.A.)	1.18	7/01/2023	270
11,000	St. James Parish	1.05	11/01/2040	11,000
6,145	St. Tammany Parish Dev. District (LOC -
	Federal Home Loan Bank of Dallas)	0.93	3/01/2033	6,145
				40,235
	Maryland (0.5%)
9,420	Williamsport (LOC - Manufacturers & Traders
	Trust Co.)	0.96	11/01/2037	9,420
	Michigan (2.6%)
1,600	Finance Auth. (LOC - Fifth Third Bank)	1.01	12/01/2032	1,600
4,500	Finance Auth. (LOC - Fifth Third Bank)	1.01	12/01/2032	4,500
2,500	Finance Auth. (LOC - Fifth Third Bank)	1.01	12/01/2032	2,500
25,545	Higher Educational Facilities Auth. (LOC -
	Comerica Bank, N.A.)	0.97	11/01/2036	25,545
10,000	Oakland County EDC (LOC - Fifth Third Bank)	1.01	3/01/2029	10,000
3,115	Strategic Fund (LOC - Fifth Third Bank)	1.01	8/01/2023	3,115
845	Strategic Fund (LOC - Fifth Third Bank)	1.01	10/01/2027	845
1,880	Strategic Fund (LOC - Fifth Third Bank)	1.03	4/01/2035	1,880
				49,985
	Minnesota (0.3%)
1,970	Canby Community Hospital District No.1	1.29	11/01/2026	1,970
4,515	New Ulm (LOC - Federal Home Loan Bank of
	Chicago)	1.05	10/01/2040	4,515
				6,485

5 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Mississippi (0.6%)
$4,335	Business Finance Corp. (LOC - Federal Home
	Loan Bank of Dallas)	0.93%	3/01/2033	$4,335
8,170	Business Finance Corp. (LOC - PNC Financial
	Services Group)	0.93	12/01/2036	8,170
				12,505
	Missouri (1.4%)
1,050	Health and Educational Facilities Auth. (LOC -
	Fifth Third Bank)	1.01	11/01/2020	1,050
20,000	Jackson County IDA (LOC - Commerce Bank,
	N.A.)	0.96	7/01/2025	20,000
6,800	St. Louis County IDA (LOC - Fifth Third Bank)	0.97	9/01/2038	6,800
				27,850
	Nebraska (1.0%)
10,000	Central Plains Energy Project (LIQ) (LOC -
	Royal Bank of Canada) (b)	0.97	3/01/2020	10,000
10,000	Washington County	0.93	12/01/2040	10,000
				20,000
	Nevada (1.2%)
24,150	Clark County EDA (LOC - Bank of America
	Corp.)	2.11	12/01/2041	24,150
	New Hampshire (2.5%)
34,990	Business Finance (LOC - Landesbank Hessen-
	Thuringen)	0.95	9/01/2030	34,990
6,185	Health and Education Facilities Auth. (LOC -
	Citizens Financial Group)	1.01	7/01/2038	6,185
7,890	Health and Educational Facilities Auth. (LOC -
	Citizens Financial Group)	1.09	10/01/2030	7,890
				49,065
	New Jersey (0.2%)
3,210	EDA (LOC - Bank of America Corp.)	1.05	11/01/2027	3,210
	New Mexico (0.3%)
5,000	Hospital Equipment Loan Council (LOC - Fifth
	Third Bank)	1.03	7/01/2025	5,000
	New York (10.9%)
3,850	Albany IDA (LOC - Citizens Financial Group)	0.98	5/01/2035	3,850
2,420	Albany IDA (LOC - Key Bank, N.A.)	0.96	7/01/2035	2,420
15,045	Amherst IDA (LOC - Manufacturers & Traders
	Trust Co.) (a)	0.96	10/01/2031	15,045
1,300	Build NYC Resource Corp. (LOC - Toronto-
	Dominion Bank)	1.01	12/01/2045	1,300
32,510	Dormitory Auth. (LOC - Citizens Financial
	Group)	1.06	6/01/2038	32,510
600	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.91	5/01/2039	600
795	Erie County IDA (LOC - Key Bank, N.A.)	0.99	6/01/2022	795
3,590	Guilderland IDA (LOC - Key Bank, N.A.)	0.99	7/01/2032	3,590
300	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.95	11/01/2037	300
39,000	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.97	5/01/2042	39,000

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	0.93%	11/01/2046	$1,000
20,425	Hudson Yards Infrastructure Corp. (LIQ) (LOC -
	Royal Bank of Canada) (b)	0.96	2/15/2019	20,425
12,500	Liberty Development Corp. (LIQ) (LOC - Royal
	Bank of Canada) (b)	0.95	11/15/2019	12,500
2,405	MTA (LOC - BNP Paribas)	0.95	11/15/2045	2,405
6,500	New York City (LOC - Manufacturers & Traders
	Trust Co.)	1.03	12/01/2040	6,500
800	New York City IDA (LOC - JP Morgan Chase &
	Co.)	1.01	12/01/2034	800
26,055	New York City IDA (LOC - Key Bank, N.A.)	0.96	7/01/2038	26,055
725	Niagara County IDA (LOC - Key Bank, N.A.)	0.99	9/01/2021	725
4,175	Oneida County IDA (LOC - Citizens Financial
	Group)	0.94	7/01/2037	4,175
4,950	Onondaga County IDA (LOC - Manufacturers &
	Traders Trust Co.)	0.96	12/01/2031	4,950
7,395	Ontario County IDA (LOC - Key Bank, N.A.)	0.94	7/01/2030	7,395
10,045	Ramapo Housing Auth. (LOC - Manufacturers &
	Traders Trust Co.)	1.01	12/01/2029	10,045
1,885	Seneca County IDA (LOC - Key Bank, N.A.)	0.99	4/01/2020	1,885
2,110	St. Lawrence County (LOC - Citizens Financial
	Group)	1.08	7/01/2037	2,110
3,420	Syracuse IDA (LOC - Key Bank, N.A.)	0.99	1/01/2033	3,420
5,990	Tompkins County IDA (LOC - Bank of America
	Corp.)	1.03	2/01/2037	5,990
				209,790
	Ohio (2.0%)
2,525	Akron Metropolitan Housing Auth. (LOC -
	Huntington National Bank)	1.11	4/01/2018	2,525
2,800	Cincinnati and Hamilton County (LOC - Fifth
	Third Bank)	0.97	9/01/2025	2,800
3,900	Hamilton County (LOC - Fifth Third Bank)	1.01	12/01/2024	3,900
10,500	Hamilton County (LOC - Fifth Third Bank)	1.01	12/01/2026	10,500
1,450	Highland County (LOC - Fifth Third Bank)	1.03	8/01/2024	1,450
2,695	Loraine Port Auth. (LOC - Key Bank, N.A.)	1.02	7/01/2028	2,695
10,945	Pike County Health Care Facilities (LOC - Bank
	of America Corp.)	0.97	11/01/2033	10,945
1,965	Pike County Health Care Facilities (LOC - Bank
	of America Corp.)	0.97	11/01/2033	1,965
1,640	Wayne County (LOC - Fifth Third Bank)	1.06	9/01/2021	1,640
				38,420
	Oklahoma (3.6%)
6,230	Edmond EDA (LOC - Bank of Oklahoma, N.A.)	1.06	6/01/2031	6,230
28,700	Garfield County Industrial Auth.	0.97	1/01/2025	28,700
26,000	Muskogee Industrial Trust	0.97	6/01/2027	26,000
8,165	Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
	N.A.)	1.06	11/01/2026	8,165
				69,095
	Pennsylvania (1.7%)
7,995	Allegheny County Hospital Dev. Auth. (LOC -
	PNC Financial Services Group)	0.90	6/01/2035	7,995
5,250	Chartiers Valley Industrial and Commercial Dev.
	Auth.	1.40	11/15/2017	5,250
20,500	Delaware Valley Regional Finance Auth. (LOC -
	PNC Financial Services Group)	0.90	6/01/2042	20,500
				33,745

7 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Rhode Island (0.6%)
$4,120	EDC (LOC - Citizens Financial Group)	1.13%	3/01/2038	$4,120
6,890	Health and Educational Building Corp. (LOC -
	Citizens Financial Group)	1.04	6/01/2035	6,890
				11,010
	South Carolina (0.2%)
3,500	EDA (LOC - Fifth Third Bank)	1.01	2/01/2028	3,500
	South Dakota (0.7%)
5,975	Health and Educational Facilities Auth.	1.29	11/01/2020	5,975
2,475	Health and Educational Facilities Auth.	1.29	11/01/2025	2,475
5,105	Health and Educational Facilities Auth.	1.29	11/01/2027	5,105
				13,555
	Tennessee (1.5%)
15,000	Chattanooga Health, Educational and Housing
	Facilities Board (LIQ) (LOC - Deutsche
	Bank A.G.) (b)	1.13	1/01/2045	15,000
4,530	Memphis-Shelby County IDB (LOC - SunTrust
	Bank)	0.96	1/01/2028	4,530
10,245	Metropolitan Government of Nashville and
	Davidson County (LOC - Fifth Third Bank)	1.01	12/01/2024	10,245
				29,775
	Texas (5.3%)
32,200	Atascosa County IDC (NBGA)	0.96	6/30/2020	32,200
7,200	Brazos Harbor IDC	0.98	7/01/2022	7,200
15,000	Port Arthur	0.96	12/01/2040	15,000
25,000	Port Arthur	0.96	6/01/2041	25,000
11,800	Port of Port Arthur Navigation District	1.35	4/01/2040	11,800
11,000	Port of Port Arthur Navigation District	1.35	11/01/2040	11,000
				102,200
	Vermont (0.7%)
14,225	Vermont EDA (LOC - Manufacturers & Traders
	Trust Co.)	0.96	5/01/2029	14,225
	Virginia (2.7%)
5,300	Albemarle County IDA (LOC - SunTrust Bank)	0.96	10/01/2037	5,300
3,665	Fairfax County IDA	0.94	5/15/2042	3,665
1,890	Fauquier County IDA (LOC - PNC Financial
	Services Group)	0.91	4/01/2038	1,890
5,100	Hampton Roads Sanitation District	0.89	8/01/2046	5,100
4,245	Hanover County EDA (LOC - U.S. Bancorp)	0.90	11/01/2025	4,245
5,805	Hanover County EDA (LOC - Bank of New York
	Mellon Corp.)	0.92	11/01/2025	5,805
1,770	Lexington IDA	0.90	1/01/2035	1,770
6,600	Loudoun County IDA (LOC - Northern Trust
	Corp.)	0.93	6/01/2034	6,600
3,255	Lynchburg IDA (LOC - Federal Home Loan Bank
	of Atlanta)	0.94	1/01/2028	3,255
1,200	Norfolk EDA	0.90	11/01/2034	1,200
3,505	Small Business Financing Auth. (LOC - Bank of
	America Corp.)	1.00	7/01/2030	3,505
1,800	Transportation Board (LIQ) (b)	0.94	5/15/2020	1,800
4,315	Univ. of Virginia (LIQ) (b)	0.93	12/01/2017	4,315
2,800	Virginia College Building Auth. (LIQ) (b)	0.93	2/01/2021	2,800
				51,250

Portfolio of Investments | 8

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Washington (1.3%)
$16,000	Health Care Facilities Auth. (LOC - Barclays
	Bank plc)	0.90%	8/15/2041	$16,000
9,905	Higher Education Facilities Auth.	0.96	10/01/2031	9,905
				25,905
	West Virginia (1.9%)
26,545	Hospital Finance Auth. (LOC - Fifth Third Bank)	0.98	10/01/2033	26,545
9,630	Marshall County	0.93	3/01/2026	9,630
				36,175
	Wisconsin (0.0%)
540	Health and Educational Facilities Auth. (LOC -
	JP Morgan Chase & Co.)	0.97	5/01/2026	540
	Wyoming (0.6%)
12,000	Gillette	1.02	1/01/2018	12,000
	Total Variable-Rate Demand Notes (cost: $1,486,028)			1,486,028

FIXED-RATE INSTRUMENTS (22.1%)

California (2.8%)

8,000	San Diego County Water Auth.	0.86	7/18/2017	8,000
26,900	San Diego County Water Auth.	0.88	8/03/2017	26,900
20,000	Statewide Communities Dev. Auth.	0.94	10/17/2017	20,000
				54,900
	Maryland (0.8%)
15,000	Health and Educational Facilities Auth.	0.89	7/05/2017	15,000
	New York (9.1%)
3,490	Adirondack CSD	1.50	7/20/2017	3,491
13,759	Bath CSD	2.00	6/22/2018	13,864
1,405	Berlin CSD	2.00	6/27/2018	1,413
9,411	Cambridge CSD	2.00	6/29/2018	9,478
6,500	Chenango Valley CSD	1.50	7/14/2017	6,501
10,500	Chenango Valley CSD (c)	2.00	6/29/2018	10,576
6,000	Cortland CSD	2.00	6/22/2018	6,041
7,900	East Bloomfield CSD	2.00	7/07/2017	7,901
7,830	East Bloomfield CSD (c)	2.00	7/06/2018	7,886
10,000	Geneva CSD (c)	2.00	7/13/2018	10,072
14,000	Indian River CSD	2.00	7/14/2017	14,004
6,500	Johnstown School District	1.50	7/20/2017	6,502
10,060	Mechanicville CSD	2.00	6/22/2018	10,142
4,040	Mount Markham CSD	2.00	6/28/2018	4,069
16,145	Oakfield CSD	2.00	7/06/2017	16,147
4,255	Pavilion CSD	2.00	6/22/2018	4,288
9,965	Salmon River CSD	2.00	7/21/2017	9,970
4,000	Troy CSD	2.00	6/13/2018	4,027
10,719	Union Endicott CSD	2.00	6/29/2018	10,806
8,209	Wallkill CSD	2.50	6/29/2018	8,312
8,000	Wappingers CSD	2.00	7/07/2017	8,001
3,100	Waverly CSD	2.00	7/28/2017	3,102
				176,593
	Texas (8.8%)
5,650	Dallas	1.25	7/11/2017	5,650
22,500	Dallas Area Rapid Transit	0.87	7/13/2017	22,500

9 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
5,000	Dallas Area Rapid Transit	0.90	7/25/2017	5,000
10,000	Dallas Area Rapid Transit	0.90	8/10/2017	10,000
10,000	Houston (LOC - Citigroup, Inc.)	0.99	7/18/2017	10,000
5,100	Houston	0.88	7/25/2017	5,100
10,000	Houston	0.90	7/25/2017	10,000
5,000	Houston	0.90	8/03/2017	5,000
15,000	Houston	0.96	8/17/2017	15,000
15,000	Houston	0.96	8/24/2017	15,000
30,000	San Antonio	0.97	7/06/2017	30,000
30,000	San Antonio	0.93	8/03/2017	30,000
6,500	Univ. of Texas	0.90	8/03/2017	6,500
				169,750
	Virginia (0.6%)
11,505 Stafford County & Staunton IDA (LOC - Bank of
	America Corp.)	0.87	7/06/2017	11,505
	Total Fixed-Rate Instruments (cost: $427,748)			427,748

PUT BONDS (1.3%)

Montana (1.3%)

5,000	Board of Investments (NBGA)			1.20	3/01/2025		5,000
10,000	Board of Investments (NBGA)			1.20	3/01/2028		10,000
10,000	Board of Investments (NBGA)			1.20	3/01/2029		10,000
							25,000
	Total Put Bonds (cost: $25,000)						25,000
	Total Bonds (cost: $452,748)						452,748
	Total Investments (cost: $1,938,776)						$1,938,776
($ in 000s)			VALUATION HIERARCHY
Assets			LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes		$	— $	1,486,028	$	— $	1,486,028
Fixed-Rate Instruments			—	427,748		—	427,748
Put Bonds			—	25,000		—	25,000
Total		$	— $	1,938,776	$	— $	1,938,776

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Tax Exempt Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

11 | USAA Tax Exempt Money Market Fund

2.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,931,456,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend

Notes to Portfolio of Investments | 12

Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

SPECIFIC NOTES

(a)At June 30, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)At June 30, 2017, the aggregate market value of securities purchased on a delayed- delivery basis was $28,534,000, of which all were when-issued securities.

13 | USAA Tax Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT SHORT-TERM FUND

JUNE 30, 2017

(Form N-Q)

48496-0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
ISD	Independent School District
MTA	Metropolitan Transportation Authority

1 | USAA Tax Exempt Short-Term Fund

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: Assured
Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual
Assurance Co., or National Public Finance Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Bank of America Corp., Barclays Bank plc, Citigroup, Inc., Deutsche Bank
A.G., Dexia Credit Local, JPMorgan Chase & Co., or Wells Fargo & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Georgia-
Pacific LLC or Texas Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Short-Term Fund

June 30, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (41.6%)

Arizona (0.1%)

$1,000	Yavapai County IDA	5.00%	8/01/2019	$1,069
1,105	Yavapai County IDA	5.00	8/01/2020	1,211
				2,280
	California (1.6%)
500	Anaheim Public Financing Auth.	5.00	5/01/2022	578
250	Anaheim Public Financing Auth.	5.00	5/01/2024	299
1,125	Irvine	5.00	9/02/2021	1,262
500	Los Angeles County	5.00	3/01/2021	566
1,000	Los Angeles County	5.00	9/01/2021	1,147
2,000	Public Works Board	5.00	4/01/2019	2,139
2,700	Public Works Board	5.00	11/01/2019	2,944
1,000	Public Works Board	5.00	4/01/2020	1,104
1,500	Public Works Board	5.00	4/01/2021	1,705
15,000	State	5.00	10/01/2017	15,161
				26,905
	Colorado (0.1%)
1,250	Health Facilities Auth.	4.00	12/01/2019	1,313
	Connecticut (0.1%)
2,235	West Haven (INS)	5.00	8/01/2020	2,446
	Florida (3.2%)
4,500	Gulf Breeze	3.10	12/01/2020	4,715
1,385	Higher Educational Facilities Financing Auth.	5.00	4/01/2021	1,551
1,000	Jacksonville	5.00	10/01/2019	1,085
4,580	Jacksonville	5.00	10/01/2020	5,105
595	Lee County IDA	3.75	10/01/2017	597
3,165	Lee County IDA	4.75	10/01/2022	3,344
1,775	Miami Beach Health Facilities Auth.	5.00	11/15/2019	1,907
1,250	Miami Beach Health Facilities Auth.	5.00	11/15/2020	1,376
7,500	Miami-Dade County IDA	3.75	12/01/2018	7,766
2,820	Pinellas County Educational Facilities Auth.	4.00	10/01/2020	2,956
1,325	Southeast Overtown / Park West Community
	Redevelopment Agency (a)	5.00	3/01/2020	1,419
1,000	Southeast Overtown / Park West Community
	Redevelopment Agency (a)	5.00	3/01/2023	1,119
10,000	Sunshine State Governmental Financing
	Commission	5.00	9/01/2017	10,070
8,975	Sunshine State Governmental Financing
	Commission	5.00	9/01/2018	9,385
				52,395
	Georgia (0.6%)
3,415	Private Colleges and Univ. Auth.	5.00	10/01/2018	3,547

3 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,265	Private Colleges and Univ. Auth.	5.00%	10/01/2019	$1,347
1,255	Private Colleges and Univ. Auth.	5.00	10/01/2019	1,337
3,770	Private Colleges and Univ. Auth.	5.00	10/01/2020	4,103
				10,334
	Guam (0.5%)
1,500	Government	5.00	12/01/2023	1,717
2,000	Government	5.00	12/01/2024	2,306
860	Government Waterworks Auth.	5.00	7/01/2020	935
1,000	Power Auth. (INS)	5.00	10/01/2019	1,076
1,500	Power Auth. (INS)	5.00	10/01/2020	1,655
				7,689
	Idaho (0.3%)
5,000	Nez Perce County	2.75	10/01/2024	4,838
	Illinois (5.0%)
20,000	Chicago (INS)	3.18 (b)	1/01/2018	19,755
4,000	Chicago Water	5.00	11/01/2025	4,590
2,000	Chicago Water	5.00	11/01/2025	2,295
2,500	Chicago Water	4.00	11/01/2026	2,663
1,000	Chicago Water	5.00	11/01/2026	1,152
1,000	Finance Auth.	5.00	7/01/2018	1,036
2,410	Finance Auth.	5.00	8/15/2018	2,511
14,360	Finance Auth.	5.00	2/15/2019	14,674
1,000	Finance Auth.	5.00	7/01/2019	1,066
1,420	Finance Auth.	5.00	7/01/2020	1,555
10,000	Finance Auth.	4.00	2/15/2025	10,679
6,500	Railsplitter Tobacco Settlement Auth.	5.00	6/01/2018	6,728
4,160	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2020	4,609
1,090	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2021	1,242
1,735	Rosemont (INS)	5.00	12/01/2022	1,960
1,825	Rosemont (INS)	5.00	12/01/2023	2,081
1,915	Rosemont (INS)	5.00	12/01/2024	2,198
				80,794
	Indiana (0.9%)
5,000	Finance Auth.	2.95	10/01/2022	5,289
10,000	Whiting Environmental Facilities	5.00	7/01/2017	10,001
				15,290
	Louisiana (0.3%)
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2022	5,603
	Massachusetts (0.4%)
1,065	Dev. Finance Agency	5.00	1/01/2018	1,085
1,395	Dev. Finance Agency	5.00	1/01/2019	1,467
1,250	Dev. Finance Agency	5.00	7/01/2025	1,466
1,500	Dev. Finance Agency	5.00	7/01/2026	1,769
				5,787
	Michigan (0.3%)
2,165	Grand Traverse County Hospital Finance Auth. (i)	5.00	7/01/2018	2,248
2,625	Grand Traverse County Hospital Finance Auth. (i)	5.00	7/01/2019	2,812
				5,060
	Minnesota (0.2%)
1,250	St. Paul Housing and Redevelopment Auth.	5.00	11/15/2020	1,364

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,575	St. Paul Housing and Redevelopment Auth.	5.00%	11/15/2021	$1,752
				3,116
	Mississippi (0.7%)
10,000	Hospital Equipment and Facilities Auth.	5.00	9/01/2024	11,681
	Missouri (0.3%)
5,000	Sikeston Electric System Revenue (INS)	5.00	6/01/2020	5,458
	Montana (0.4%)
6,000	Forsyth	2.00	8/01/2023	5,897
	New Jersey (9.7%)
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2024	1,140
7,300	EDA (ETM)	5.25	9/01/2019	7,952
2,700	EDA	5.25	9/01/2019	2,854
5,000	EDA	5.00	6/15/2020	5,349
7,000	EDA	5.00	6/15/2021	7,615
20,000	EDA	5.00	6/15/2022	21,384
7,000	EDA	5.00	6/15/2023	7,511
4,735	Educational Facilities Auth.	5.00	9/01/2022	5,069
4,000	Educational Facilities Auth.	5.00	9/01/2023	4,296
4,730	Educational Facilities Auth.	4.00	9/01/2024	4,787
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2018	2,077
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2019	2,144
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2020	2,210
15,000	Kearny Board of Education	2.00	10/06/2017	15,028
13,546	Linden	2.25	12/13/2017	13,613
5,057	Little Falls Township	2.50	12/15/2017	5,085
8,961	Orange Township	2.50	12/12/2017	9,009
3,455	Roselle	2.50	12/12/2017	3,475
3,014	Southampton Board of Education	2.00	7/05/2017	3,014
400	State Building Auth. (ETM)	3.00	6/15/2023	431
600	State Building Auth.	3.00	6/15/2023	579
1,595	State Building Auth. (ETM)	5.00	6/15/2024	1,944
2,405	State Building Auth.	5.00	6/15/2024	2,586
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2020	5,529
3,160	Transportation Trust Fund Auth. (INS)	5.50	12/15/2020	3,484
1,500	Transportation Trust Fund Auth.	5.00	6/15/2022	1,614
3,835	Transportation Trust Fund Auth.	5.00	6/15/2023	4,140
5,095	Transportation Trust Fund Auth.	5.00	6/15/2024	5,615
8,380	Union City	2.50	3/26/2018	8,425
				157,959
	New York (10.3%)
6,130	Auburn	2.00	7/06/2017	6,132
5,946	Auburn (h)	1.50	8/22/2017	5,948
4,250	Bath	2.00	8/25/2017	4,254
2,395	Belleville Henderson Central School District	2.00	7/26/2017	2,396
3,183	Corning	1.50	8/16/2017	3,185
1,200	Dormitory Auth (a)	5.00	12/01/2024	1,375
1,200	Dormitory Auth (a)	5.00	12/01/2025	1,382
8,000	East Ramapo CSD (h)	1.50	10/27/2017	8,004
4,000	Elmira City	3.00	5/25/2018	4,025
2,000	Environmental Facilities Corp.	2.75	7/01/2017	2,000
2,005	Fishkill	2.00	7/14/2017	2,005
7,600	Lackawanna City School District (h)	1.50	11/15/2017	7,607
5,170	Monroe County	5.00	6/01/2020	5,692
7,500	Nassau Health Care Corp.	2.75	1/16/2018	7,532
2,467	Newburgh	2.00	7/21/2017	2,468
10,000	Oyster Bay	3.50	6/01/2018	10,136

5 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$12,000	Oyster Bay	4.00%	6/01/2018	$12,134
3,693	Peekskill	2.00	9/22/2017	3,700
1,200	Poughkeepsie	4.00	5/04/2018	1,210
1,410	Rockland County	3.50	10/01/2017	1,418
550	Rockland County	5.00	12/15/2017	559
8,000	Rockland County	2.50	3/22/2018	8,061
1,475	Rockland County	3.50	10/01/2018	1,508
550	Rockland County	5.00	12/15/2018	576
1,520	Rockland County	3.50	10/01/2019	1,576
1,575	Rockland County	3.50	10/01/2020	1,648
2,500	Rockland County (INS)	5.00	3/01/2023	2,889
1,600	Rockland County (INS)	5.00	3/01/2024	1,876
2,500	Suffolk County EDC (i)	5.00	7/01/2019	2,676
2,640	Suffolk County EDC (i)	5.00	7/01/2020	2,910
2,378	Troy	2.00	8/04/2017	2,379
14,347	Troy	2.00	2/09/2018	14,395
13,756	Utica School District	2.00	7/21/2017	13,761
4,700	West Seneca Fire District No. 2	2.00	7/12/2017	4,701
3,300	West Seneca Fire District No. 2	2.00	7/12/2017	3,301
3,930	Yonkers (i)	5.00	10/01/2017	3,970
7,310	Yonkers (i)	5.00	10/01/2018	7,651
				167,040
	North Carolina (0.4%)
2,100	Medical Care Commission	4.38	7/01/2017	2,100
3,855	Medical Care Commission	5.00	7/01/2018	4,002
				6,102
	Ohio (0.6%)
1,875	Hancock County	4.25	12/01/2017	1,900
1,000	Higher Educational Facility	5.00	5/01/2021	1,109
500	Higher Educational Facility	5.00	5/01/2022	565
550	Higher Educational Facility	5.00	5/01/2023	629
1,000	Higher Educational Facility	5.00	5/01/2024	1,158
1,150	Southeastern Ohio Port Auth.	5.00	12/01/2021	1,242
1,000	Southeastern Ohio Port Auth.	5.00	12/01/2025	1,081
1,800	Water Dev. Auth.	1.55	7/01/2021	1,791
				9,475
	Pennsylvania (2.5%)
1,000	Bethlehem Auth. (INS)	5.00	11/15/2020	1,106
905	Chester County IDA	3.75	10/01/2024	918
7,975	Coatesville School District	3.46 (b)	8/15/2018	7,812
1,165	Coatesville School District	3.86 (b)	8/15/2019	1,111
5,305	Coatesville School District	4.13 (b)	8/15/2020	4,920
1,000	Coatesville School District (INS)	5.00	8/01/2024	1,186
800	Coatesville School District (INS)	5.00	8/01/2025	959
1,980	Cumberland County Municipal Auth.	3.25	12/01/2022	2,019
1,155	Delaware County Auth.	5.00	10/01/2017	1,166
1,195	Delaware County Auth.	5.00	10/01/2018	1,246
600	Higher Educational Facilities Auth.	5.00	7/15/2020	649
1,090	Higher Educational Facilities Auth.	5.00	7/15/2021	1,201
5,000	School District of Philadelphia	5.00	9/01/2021	5,510
5,500	School District of Philadelphia	5.00	9/01/2022	6,120
2,435	Scranton School District	5.00	6/01/2023	2,738
1,570	West Mifflin Area School District (INS)	5.00	10/01/2021	1,749
				40,410
	Puerto Rico (0.1%)
1,000	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing
	Auth.	5.00	4/01/2019	1,009

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$700	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing
	Auth.	4.00%	4/01/2020	$691
				1,700
	Texas (1.5%)
1,100	Austin Convention Enterprises, Inc.	5.00	1/01/2024	1,255
400	Austin Convention Enterprises, Inc.	5.00	1/01/2025	461
400	Austin Convention Enterprises, Inc.	5.00	1/01/2027	465
700	Decatur Hospital Auth.	5.00	9/01/2021	755
780	Decatur Hospital Auth.	5.00	9/01/2024	843
480	Harris County Municipal Utility District (INS)	3.00	3/01/2020	500
565	Harris County Municipal Utility District (INS)	3.00	3/01/2021	595
650	Harris County Municipal Utility District (INS)	3.00	3/01/2022	688
520	Harris County Municipal Utility District (INS)	3.00	3/01/2023	552
3,000	Karnes County Hospital District	5.00	2/01/2024	3,379
1,250	New Hope Cultural Facilities Finance Corp.	5.00	7/01/2023	1,400
2,300	New Hope Cultural Facilities Finance Corp.	5.00	7/01/2024	2,596
2,135	New Hope Cultural Facilities Finance Corp.	5.00	7/01/2025	2,413
7,175	Red River Auth. (INS)	4.45	6/01/2020	7,665
440	Tarrant County Cultural Education Facilities
	Finance Corp. (ETM)	5.00	11/15/2017	447
560	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2017	567
				24,581
	Virginia (0.7%)
3,200	Housing Dev. Auth.	3.05	3/01/2018	3,242
3,200	Housing Dev. Auth.	3.05	9/01/2018	3,271
3,506	Marquis Community Dev. Auth.(c),(d)	5.10	9/01/2036	2,759
5,111	Marquis Community Dev. Auth.(c),(d)	5.63 (b)	9/01/2041	691
1,074	Marquis Community Dev. Auth., 7.50%,
	9/01/2021 (a),(d)	7.50 (g)	9/01/2045	698
				10,661
	West Virginia (0.6%)
10,000	EDA	3.25	5/01/2019	10,193
	Wisconsin (0.2%)
1,200	Health and Educational Facilities Auth. (ETM)	5.00	8/15/2021	1,382
1,500	Public Finance Auth. (a)	3.50	11/15/2023	1,512
				2,894
	Total Fixed-Rate Instruments (cost: $667,446)			677,901

PUT BONDS (23.8%)

Arizona (2.6%)

16,000	Health Facilities Auth.	2.76 (e)	2/01/2048	16,230
25,000	Health Facilities Auth.	2.76 (e)	2/01/2048	25,357
				41,587
	Arkansas (1.4%)
22,000	Dev. Finance Auth.	2.01 (e)	9/01/2044	21,920
	California (3.2%)
15,000	Bay Area Toll Auth.	1.61 (e)	4/01/2047	15,090

7 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$15,000	Foothill-Eastern Transportation Corridor Agency	5.00%	1/15/2053	$15,898
8,000	Infrastructure and Economic Dev. Bank	2.11 (e)	8/01/2037	8,004
8,000	Municipal Finance Auth.	1.41 (e)	10/01/2045	7,984
5,000	Pollution Control Financing Auth. (a)	1.05	8/01/2024	5,000
				51,976
	Colorado (0.1%)
2,000	E-470 Public Highway Auth.	1.49	9/01/2039	2,004
	Georgia (0.9%)
10,000	Appling County Dev. Auth	2.40	1/01/2038	10,002
5,000	Monroe County Dev. Auth.	2.00	9/01/2037	5,034
				15,036
	Illinois (0.2%)
2,500	Educational Facilities Auth.	3.40	11/01/2036	2,514
	Kentucky (0.2%)
3,500	Economic Dev. Finance Auth.	1.05	4/01/2031	3,500
	Louisiana (0.3%)
4,000	St. Charles Parish	4.00	12/01/2040	4,231
	Massachusetts (0.7%)
12,000	Dev. Finance Agency	1.39 (e)	7/01/2050	11,898
	Mississippi (0.4%)
7,000	Hospital Equipment and Facilities Auth.	2.21 (e)	8/15/2036	6,957
	Nevada (0.3%)
4,400	Washoe County Gas and Water Facilities	3.00	3/01/2036	4,626
	New Jersey (1.8%)
20,000	Transportation Trust Fund Auth.	2.11 (e)	6/15/2034	19,440
10,000	Turnpike Auth.	1.59 (e)	1/01/2024	10,005
				29,445
	New Mexico (1.6%)
5,000	Farmington	1.88	4/01/2029	5,052
5,000	Farmington	1.88	4/01/2029	5,052
7,000	Farmington	1.88	4/01/2029	7,091
6,000	Farmington	1.88	4/01/2033	5,961
2,000	Farmington	2.13	6/01/2040	2,010
				25,166
	New York (2.4%)
6,000	Energy Research and Dev. Auth.	2.00	2/01/2029	6,012
9,735	MTA	1.54 (e)	11/01/2030	9,751
12,000	MTA	1.49 (e)	11/01/2031	12,041
12,000	New York City	1.49 (e)	8/01/2027	11,949
				39,753
	North Carolina (0.5%)
8,000	Capital Facilities Finance Agency	1.05 (e)	7/01/2034	8,000

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Ohio (0.3%)

$10,000	Water Dev. Auth.	4.00%	6/01/2033	$4,250
	Pennsylvania (4.4%)
10,000	Beaver County IDA	4.75	8/01/2020	10,259
5,100	Beaver County IDA	2.70	4/01/2035	2,168
7,575	Berks County Municipal Auth.	2.41 (e)	11/01/2039	7,629
7,000	Geisinger Auth.	1.89 (e)	6/01/2028	6,951
3,500	Lehigh County IDA	0.90	2/15/2027	3,500
2,250	Lehigh County IDA	0.90	9/01/2029	2,250
5,000	Montgomery County IDA	2.60	3/01/2034	4,983
7,000	Northampton County General Purpose Auth.	2.31 (e)	8/15/2043	7,009
14,900	Scranton School District	1.71 (e)	4/01/2031	14,935
12,500	Turnpike Commission	1.71 (e)	12/01/2045	12,501
				72,185
	Texas (2.0%)
15,500	Mission EDC	1.15	1/01/2020	15,500
4,000	North Texas Tollway Auth.	1.58 (e)	1/01/2038	3,983
4,000	North Texas Tollway Auth.	1.71 (e)	1/01/2050	4,000
9,580	Northside ISD (NBGA)	2.13	8/01/2040	9,587
				33,070
	West Virginia (0.5%)
5,500	EDA	1.90	3/01/2040	5,510
3,000	Mason County	1.63	10/01/2022	3,019
				8,529
	Total Put Bonds (cost: $394,081)			386,647

ADJUSTABLE-RATE NOTES (1.5%)

New York (0.1%)

2,000	New York City	1.46	8/01/2025	2,000
	Pennsylvania (1.1%)
6,000	Turnpike Commission	2.06	12/01/2019	6,035
6,000	Turnpike Commission	2.18	12/01/2020	6,054
6,500	Turnpike Commission	1.89	12/01/2021	6,539
				18,628
	Texas (0.3%)
1,750	Harris County Cultural Education Facilities
	Finance Corp.	1.51	6/01/2018	1,751
2,250	Harris County Cultural Education Facilities
	Finance Corp.	1.61	6/01/2019	2,254
				4,005
	Total Adjustable-Rate Notes (cost: $24,500)			24,633

VARIABLE-RATE DEMAND NOTES (35.7%)

Arizona (1.2%)

11,000	Phoenix IDA (LIQ) (LOC - Barclays Bank plc) (a)	1.01	6/01/2036	11,000
9,200	Verrado Western Overlay Community Facilities
	District (LOC - Compass Bank)	1.02	7/01/2029	9,200
				20,200

9 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

California (5.1%)

$10,000	Livermore (LOC - U.S. Bancorp)	0.75%	10/01/2030	$10,000
10,000	Pollution Control Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.84	11/01/2026	10,000
8,500	Pollution Control Financing Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.90	11/01/2026	8,500
20,000	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.11	12/01/2033	20,000
12,980	State (LIQ) (LOC - Dexia Credit Local) (a)	1.04	8/01/2027	12,980
10,600	Statewide Communities Dev. Auth.	0.88	4/01/2046	10,600
11,200	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	1.41	5/01/2040	11,200
				83,280
	Colorado (1.9%)
8,145	Arista Metropolitan District (LOC - Compass
	Bank)	1.02	12/01/2030	8,145
5,000	Health Facilities Auth. (LIQ) (a)	1.26	2/01/2019	5,000
17,500	Health Facilities Auth. (LIQ) (a)	1.16	10/01/2041	17,500
				30,645
	District of Columbia (1.2%)
20,000	District (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.18	10/01/2041	20,000
	Florida (2.9%)
10,700	Dade County IDA	0.96	6/01/2021	10,700
5,000	Escambia County	0.97	4/01/2039	5,000
5,240	Jacksonville	0.95	5/01/2029	5,240
2,400	Martin County	0.96	7/15/2022	2,400
11,250	Miami-Dade County School Board (INS) (LIQ) (a)	1.06	12/01/2017	11,250
13,500	St. Lucie County	0.95	9/01/2028	13,500
				48,090
	Georgia (1.4%)
20,100	Burke County Dev. Auth.	1.00	7/01/2049	20,100
3,000	Monroe County Dev. Auth.	1.01	11/01/2048	3,000
				23,100
	Idaho (1.6%)
15,000	American Falls Reservoir District	1.09	2/01/2025	15,000
10,370	Housing and Finance Association (f)	1.09	1/01/2038	10,370
				25,370
	Illinois (3.4%)
16,480	Chicago Board of Education (INS) (LIQ) (a)	1.41	7/01/2018	16,480
10,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.26	12/01/2039	10,000
11,160	Cook County (LIQ) (a)	1.21	11/15/2020	11,160
17,390	Sports Facilities Auth. (LIQ) (LOC - Deutsche
	Bank A.G.) (a)	1.11	6/15/2032	17,390
				55,030
	Kentucky (1.3%)
15,000	Economic Dev. Finance Auth. (INS) (LIQ) (a)	1.11	1/04/2018	15,000
5,500	Economic Dev. Finance Auth.	1.25	5/01/2034	5,500
				20,500

Portfolio of Investments | 10

Principal		Coupon	Final	Market
Amount				Value
(000)	Security	Rate	Maturity	(000)
	Louisiana (3.1%)
$13,000	Public Facilities Auth.	0.91%	12/01/2043	$13,000
17,000	Public Facilities Auth.	0.95	12/01/2043	17,000
6,400	St. James Parish	1.02	11/01/2040	6,400
14,000	St. James Parish	1.05	11/01/2040	14,000
				50,400
	Maryland (0.7%)
10,760	Health and Higher Educational Facilities Auth.
	(LIQ) (LOC - Deutsche Bank A.G.) (a)	1.05	8/15/2042	10,760
	Mississippi (1.9%)
10,300	Business Finance Commission	0.89	12/01/2030	10,300
20,100	Perry County Pollution Control (NBGA) (a)	1.14	2/01/2022	20,100
				30,400
	New Jersey (2.3%)
15,000	EDA (LOC - Banco Santander SA)	1.06	7/01/2030	15,000
2,000	EDA (LOC - Valley National Bank)	1.11	3/01/2031	2,000
8,725	EDA (LOC - Valley National Bank)	1.20	11/01/2040	8,725
11,415	EDA (LOC - Valley National Bank)	1.20	11/01/2040	11,415
				37,140
	New York (1.3%)
3,500	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	0.91	5/01/2039	3,500
9,800	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	0.97	5/01/2042	9,800
7,400	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	0.93	11/01/2046	7,400
				20,700
	Ohio (0.3%)
5,500	State (f)	1.09	1/15/2045	5,500
	Oklahoma (1.0%)
16,000	Garfield County Industrial Auth.	0.97	1/01/2025	16,000
	Pennsylvania (1.5%)
24,835	Emmaus General Auth. (INS) (LIQ)	0.95	12/01/2028	24,835
	Texas (2.1%)
14,225	Port of Port Arthur Navigation District	1.35	11/01/2040	14,225
17,300	Port of Port Arthur Navigation District	1.35	11/01/2040	17,300
3,100	Rockwall ISD (LIQ) (NBGA)	0.90	8/01/2037	3,100
				34,625
	Washington (0.3%)
4,500	Health Care Facilities Auth. (LOC - Barclays
	Bank plc)	0.90	8/15/2041	4,500
	Wyoming (1.2%)
20,000	Gillette	1.02	1/01/2018	20,000
	Total Variable-Rate Demand Notes (cost: $581,075)			581,075
	Total Investments (cost: $1,667,102)			$1,670,256

11 | USAA Tax Exempt Short-Term Fund

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$	— $	677,901	$	— $	677,901
Put Bonds		—	386,647		—	386,647
Adjustable-Rate Notes		—	24,633		—	24,633
Variable-Rate Demand Notes		—	581,075		—	581,075
Total	$	— $	1,670,256	$	— $	1,670,256

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 12

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Tax Exempt Short-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

13 | USAA Tax Exempt Short-Term Fund

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

Notes to Portfolio of Investments | 14

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were

$14,254,000 and $11,100,000, respectively, resulting in net unrealized appreciation of $3,154,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,628,717,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Restricted security that is not registered under the Securities Act of 1933.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2017, was $4,148,000, which represented 0.3% of the Fund's net assets.

15 | USAA Tax Exempt Short-Term Fund

(e)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2017.

(f)Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

(g)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(h)At June 30, 2017, the aggregate market value of securities purchased on a delayed- delivery basis was $21,559,000, of which all were when-issued securities.

(i)At June 30, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

Notes to Portfolio of Investments | 16

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TARGET MANAGED ALLOCATION FUND

JUNE 30, 2017

(Form N-Q)

98355 -0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Managed Allocation Fund

June 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.4%)

EXCHANGE-TRADED FUNDS (98.4%)

Domestic Exchange-Traded Funds (54.0%)

399,935	SPDR S&P Oil & Gas Exploration & Production ETF	$12,766
310,601	VanEck Vectors Oil Services ETF	7,700
1,469,874	Vanguard Mid-Cap ETF	209,486
280,510	Vanguard REIT ETF(a)	23,347
	Total Domestic Exchange-Traded Funds	253,299
	Fixed-Income Exchange-Traded Funds (22.2%)
573,838	iShares 7-10 Year Treasury Bond ETF(a)	61,177
379,863	iShares TIPS Bond ETF(a)	43,088
	Total Fixed-Income Exchange-Traded Funds	104,265
	International Exchange-Traded Funds (22.2%)
276,030	iShares Core MSCI Emerging Markets ETF	13,813
211,980	iShares Currency Hedged MSCI Eurozone ETF	6,213
259,831	iShares Edge MSCI Min Vol Emerging Markets ETF	14,394
161,380	iShares MSCI Eurozone ETF(a)	6,508
177,452	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	7,407
1,646,238	PowerShares FTSE RAFI Emerging Markets Portfolio	32,678
448,809	WisdomTree Japan Hedged Equity Fund	23,338
	Total International Exchange-Traded Funds	104,351
	Total Exchange-Traded Funds	461,915
	Total Equity Securities (cost: $425,010)	461,915
Principal
Amount
(000)

BONDS (0.9%)

U.S. TREASURY SECURITIES (0.9%)

Notes (0.9%)(e)

$4,000 2.13%, 11/30/2023(c) (cost: $3,979)	4,014

1 | USAA Target Managed Allocation Fund

		Market
Number of		Value
Shares	Security	(000)

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

	State Street Institutional Treasury Money Market Fund Premier Class, 0.83% (b)
2,347,491	(cost: $2,347)		$2,347
	Total Investments (cost: $431,336)		$468,276
			Unrealized
Number of	Expiration		Appreciation/
		Contract	(Depreciation)
Contracts	Date	Value (000)	(000)

FUTURES (d)

LONG FUTURES

Equity Contracts

27	Amsterdam Exchange Index	7/21/2017 $	3,124	$(104)
105	CAC 40 10 Euro	7/21/2017	6,136	(186)
16	DAX Index	9/15/2017	5,629	(193)
339	FTSE Bursa Malaysia KLCI Index	7/31/2017	6,979	(72)
2	FTSE MIB Index	9/15/2017	234	(5)
84	Hang Seng China Enterprises Index – H Shares	7/28/2017	5,484	(68)
64	Hang Seng Index	7/28/2017	10,486	(42)
13	IBEX 35 Index	7/21/2017	1,545	(59)
196	MSCI Taiwan Stock Index	7/28/2017	7,552	(110)
128	OMX Stockholm 30 Index	7/21/2017	2,435	(67)
237	SET 50 Index	9/28/2017	1,384	(5)
274	SGX Nifty 50 Index	7/27/2017	5,216	(63)
16	Swiss Market Index	9/15/2017	1,483	(3)
47	TOPIX Index	9/07/2017	6,734	14
			64,421	(963)

Foreign Exchange Contracts

400 U.S. Dollar Index	9/18/2017	38,168	(561)
Total Long Futures		$102,589	$(1,524)

Portfolio of Investments | 2

							Unrealized
						Appreciation/
Number of			Expiration		Contract	(Depreciation)
Contracts	Security		Date	Value (000)			(000)
	SHORT FUTURES
	Equity Contracts		8/29/2017 $		(486)		$(3)
(136)	BIST 30 Index
(58) FTSE JSE Top 40 Index			9/21/2017		(2,025)		(12)
(62) S&P TSX 60 Index			9/14/2017		(8,502)		93
(77)	SPI 200 Index		9/21/2017		(8,358)		(35)
(68)	WIG 20 Index		9/15/2017		(839)		10
	Total Short Futures				$(20,210)		$53
	Total Futures
					$82,379		$(1,471)
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3		Total
Equity Securities:
Exchange-Traded Funds:
Domestic Exchange-Traded Funds		$253,299	$	— $		— $	253,299
Fixed-Income Exchange-Traded Funds		104,265		—		—	104,265
International Exchange-Traded Funds		104,351		—		—	104,351
Bonds:
U.S. Treasury Securities		4,014		—		—	4,014
Government & U.S. Treasury
Money Market Funds		2,347		—		—	2,347
Futures(1)		117		—		—	117
Total		$468,393	$	— $		— $	468,393
Liabilities		LEVEL 1	LEVEL 2		LEVEL 3		Total
Futures(1)		$(1,588)	$	— $		— $	(1,588)
Total		$(1,588)	$	— $		— $	(1,588)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3 | USAA Target Managed Allocation Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Target Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded

Notes to Portfolio of Investments | 4

equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental

5 | USAA Target Managed Allocation Fund

analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such

Notes to Portfolio of Investments | 6

contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were

$37,873,000 and $933,000, respectively, resulting in net unrealized appreciation of $36,940,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $469,425,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.2% of net assets at June 30, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
TIPS	U.S. Treasury Inflation-Protected Securities

7 | USAA Target Managed Allocation Fund

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2017.

(b)Rate represents the money market fund annualized seven-day yield at June 30, 2017.

(c)Securities with a value of $4,014,000 are segregated as collateral for initial margin requirements on open futures contracts.

(d)The contract value of futures purchased and/or sold as a percentage of net assets is 17.5%.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA VIRGINIA BOND FUND

JUNE 30, 2017

(Form N-Q)

48502-0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
ETM	Escrowed to final Maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: Assured
Guaranty Corp., Assured Guaranty Municipal Corp., or National Public
Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Barclays Bank plc, JP Morgan Chase & Co., Northern Trust Corp., or U.S.
Bancorp.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA Virginia Bond Fund

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Fannie Mae.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Virginia Bond Fund

June 30, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (85.3%)

Virginia (77.2%)

$1,000	Alexandria IDA (PRE)		4.75%	1/01/2036	$1,089
2,000	Amherst IDA		5.00	9/01/2026	1,919
2,000	Amherst IDA		4.75	9/01/2030	1,795
15,000	Arlington County IDA		5.00	7/01/2031	16,083
2,615	Capital Region Airport Commission (INS) (PRE)		5.00	7/01/2031	2,722
700	Capital Region Airport Commission		4.00	7/01/2036	747
750	Capital Region Airport Commission		4.00	7/01/2038	800
10,000	Charles City County EDA		2.88	2/01/2029	9,693
5,000	Chesapeake Bay Bridge and Tunnel District
	(ETM)		5.50	7/01/2025	6,160
9,240	Chesapeake Bay Bridge and Tunnel District		5.00	7/01/2051	10,348
6,520	Chesapeake, 4.75%, 7/15/2023		4.75 (a)	7/15/2032	5,393
3,000	Chesapeake, 4.88%, 7/15/2023		4.88 (a)	7/15/2040	2,435
5,000	College Building Auth.		5.00	6/01/2029	4,767
2,725	College Building Auth.		5.00	9/01/2031	3,181
5,615	College Building Auth.		5.00	9/01/2032	6,527
6,380	College Building Auth.		5.00	9/01/2033	7,389
10,000	College Building Auth.		5.00	3/01/2034	10,869
8,000	College Building Auth.		4.00	2/01/2035	8,489
11,710	College Building Auth.		5.00	6/01/2036	10,592
2,540	College Building Auth.		5.00	3/01/2041	2,761
7,100	Fairfax County EDA (PRE)		5.00	10/01/2027	7,176
2,000	Fairfax County EDA		5.00	10/01/2029	2,355
2,000	Fairfax County EDA		5.00	10/01/2030	2,344
2,000	Fairfax County EDA		5.00	10/01/2031	2,333
1,500	Fairfax County EDA		5.00	10/01/2032	1,742
1,500	Fairfax County EDA		5.00	12/01/2032	1,550
2,200	Fairfax County EDA		5.00	10/01/2033	2,545
2,000	Fairfax County EDA		5.00	10/01/2034	2,305
7,500	Fairfax County EDA (PRE)		5.13	10/01/2037	7,582
2,750	Fairfax County EDA		4.00	10/01/2042	2,803
2,250	Fairfax County EDA		5.00	10/01/2042	2,504
2,800	Fairfax County EDA		5.00	12/01/2042	2,876
4,000	Fairfax County EDA		5.00	4/01/2047	4,667
1,500	Fairfax County IDA (PRE)		5.25	5/15/2026	1,617
14,000	Fairfax County IDA		5.00	5/15/2037	15,692
1,000	Fairfax County IDA		4.00	5/15/2042	1,026
6,900	Fairfax County IDA		4.00	5/15/2044	7,113
5,770	Farms of New Kent Community Dev. Auth.,
	acquired 9/08/2006-10/03/2007; cost
	$5,630 (b),(c)		5.45	3/01/2036	1,442
1,000	Fauquier County IDA (PRE)		5.00	10/01/2027	1,011
8,825	Fauquier County IDA (PRE)		5.25	10/01/2037	8,925
1,500	Greater Richmond Convention Center Auth.		5.00	6/15/2032	1,717
3,340	Hampton Roads Sanitation District	(PRE)	5.00	4/01/2033	3,444
5,660	Hampton Roads Sanitation District	(PRE)	5.00	4/01/2033	5,836
4,700	Hampton Roads Sanitation District		5.00	8/01/2043	5,496
2,795	Hanover County EDA		4.50	7/01/2030	2,829
1,100	Hanover County EDA		4.50	7/01/2032	1,108
2,000	Hanover County EDA		5.00	7/01/2042	2,030

3 | USAA Virginia Bond Fund

Principal						Market
Amount			Coupon		Final	Value
(000)	Security			Rate	Maturity	(000)
$3,630	Hanover County IDA (INS)		6.38%		8/15/2018	$3,711
1,200	Henrico County EDA		5.00		6/01/2024	1,342
140	Henrico County EDA		4.25		6/01/2026	149
2,105	Henrico County EDA		5.00		11/01/2030	2,359
2,500	Henrico County EDA		4.00		10/01/2035	2,535
3,175	Housing Dev. Auth. (d)		4.50		10/01/2036	3,316
5,000	Housing Dev. Auth.		4.80		7/01/2038	5,531
4,480	Housing Dev. Auth.		4.60		9/01/2040	4,601
7,000	Housing Dev. Auth.		3.60		5/01/2046	7,066
1,516	Lewistown Commerce Center Community Dev.
	Auth.		6.05		3/01/2044	1,384
730	Lewistown Commerce Center Community Dev.
	Auth.		6.05		3/01/2044	698
2,370	Lewistown Commerce Center Community Dev.
	Auth., acquired 10/12/2007; cost $2,371
	(b)		6.05		3/01/2054	353
750	Lexington IDA		4.00		1/01/2031	771
5,000	Lexington IDA (PRE)		5.00		12/01/2036	5,376
1,000	Lexington IDA		4.00		1/01/2037	1,007
2,000	Lexington IDA		5.00		1/01/2043	2,238
1,135	Loudoun County EDA		5.00		12/01/2031	1,328
800	Loudoun County EDA		5.00		12/01/2032	932
775	Loudoun County EDA		5.00		12/01/2033	899
805	Loudoun County EDA		5.00		12/01/2034	930
5,000	Lynchburg		4.00		6/01/2044	5,253
3,000	Lynchburg EDA		5.00		9/01/2043	3,225
5,389	Marquis Community Dev. Auth., acquired
	3/01/2012; cost $468	(b),(e)	5.63	(f)	9/01/2041	728
3,532	Marquis Community Dev. Auth., acquired
	3/01/2012; cost $2,926 (b),(e)		5.63		9/01/2041	2,726
1,093	Marquis Community Dev. Auth., 7.50%,
	9/01/2021, acquired 10/27/2015; cost
	$711 (b),(g)		7.50	(a)	9/01/2045	710
5,000	Montgomery County EDA (PRE)		5.00		6/01/2035	5,555
5,500	Montgomery County IDA (PRE)		5.00		2/01/2029	5,632
1,000	Norfolk EDA		5.00		11/01/2030	1,121
3,500	Norfolk EDA		5.00		11/01/2043	3,923
1,000	Norfolk Redevelopment and Housing Auth.		5.50		11/01/2019	1,004
4,816	Peninsula Town Center Community Dev. Auth.		6.45		9/01/2037	4,826
3,000	Port Auth. (PRE)		5.00		7/01/2030	3,235
10,000	Port Auth. (PRE)		5.00		7/01/2040	10,783
1,000	Portsmouth		5.00		2/01/2033	1,149
1,705	Prince William County IDA	(PRE)(d)	5.50		9/01/2031	1,993
2,000	Prince William County IDA	(d)	5.50		9/01/2031	2,275
1,000	Prince William County IDA	(PRE)(d)	5.50		9/01/2034	1,169
10,000	Prince William County IDA		5.00		11/01/2046	10,871
10,000	Public School Auth.		5.00		8/01/2024	12,203
4,000	Radford IDA (NBGA)		3.50		9/15/2029	4,137
2,340	Rappahannock Regional Jail Auth.		5.00		10/01/2034	2,717
1,165	Rappahannock Regional Jail Auth.		5.00		10/01/2035	1,350
1,030	Resources Auth.		5.00		11/01/2032	1,198
165	Resources Auth.		5.00		11/01/2040	182
1,270	Resources Auth. (PRE)		5.00		11/01/2040	1,431
7,310	Resources Auth.		4.00		11/01/2041	7,620
2,000	Richmond Public Utility	(PRE)	5.00		1/15/2035	2,123
6,000	Richmond Public Utility		5.00		1/15/2038	6,835
6,000	Richmond Public Utility		4.00		1/15/2040	6,310
4,500	Richmond Public Utility	(PRE)	5.00		1/15/2040	4,777
5,120	Roanoke County EDA (INS) (PRE)		5.00		10/15/2027	5,388
2,850	Roanoke County EDA (INS) (PRE)		5.00		10/15/2032	2,999
1,150	Roanoke County EDA		5.00		7/01/2033	1,246
4,285	Roanoke County EDA (INS) (PRE)		5.13		10/15/2037	4,516
110	Roanoke County EDA (INS) (PRE)		5.00		7/01/2038	123
6,890	Roanoke County EDA (INS)		5.00		7/01/2038	7,365
420	Small Business Financing Auth.		5.00		4/01/2025	457

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$185	Small Business Financing Auth.	5.25%	4/01/2026	$202
1,500 Small Business Financing Auth.		5.25	9/01/2027	1,508
855	Small Business Financing Auth.	5.50	4/01/2028	941
750	Small Business Financing Auth.	5.50	4/01/2033	821
15,000	Small Business Financing Auth.	5.25	9/01/2037	15,068
11,945	Small Business Financing Auth.	5.00	11/01/2040	12,921
520	Stafford County and City of Staunton IDA (INS)	5.25	8/01/2036	521
5,900	Stafford County EDA	5.00	6/15/2036	6,600
6,495	Stafford County EDA	4.00	6/15/2037	6,637
10,000	Tobacco Settlement Financing Corp.	5.00	6/01/2047	9,862
10,000	Transportation Board (h)	4.00	5/15/2042	10,592
6,315	Univ. Health System Auth. (d)	4.75	7/01/2036	6,731
3,000	Univ. Health System Auth.	4.75	7/01/2041	3,195
4,405	Univ. of Virginia	5.00	6/01/2037	5,158
4,000	Univ. of Virginia	5.00	4/01/2042	4,776
5,000	Univ. of Virginia	4.00	4/01/2045	5,311
5,000	Univ. of Virginia	5.00	4/01/2046	5,947
5,000	Univ. of Virginia	5.00	4/01/2047	5,942
5,000	Upper Occoquan Sewage Auth.	4.00	7/01/2039	5,346
5,000	Upper Occoquan Sewage Auth. (PRE)	5.00	7/01/2041	5,001
1,795	Virginia Beach Dev. Auth.	5.00	5/01/2029	2,101
2,165	Washington County IDA (PRE)	5.25	8/01/2030	2,434
2,160	Washington County IDA (PRE)	5.50	8/01/2040	2,445
2,073	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	2,077
2,000	West Virginia Regional Jail Auth.	5.00	12/01/2038	2,323
3,250	Winchester EDA	5.00	1/01/2044	3,593
3,250	Winchester EDA	5.00	1/01/2044	3,641
3,000	Winchester IDA (PRE)	5.63	1/01/2044	3,206
				536,408
	District of Columbia (5.3%)
2,825	Metropolitan Washington Airports Auth.	5.00	10/01/2029	3,045
5,500	Metropolitan Washington Airports Auth. (INS)	5.32 (f)	10/01/2030	3,429
12,465	Metropolitan Washington Airports Auth.	5.00	10/01/2030	13,054
11,230	Metropolitan Washington Airports Auth.	5.00	10/01/2039	12,026
4,000	Metropolitan Washington Airports Auth.	5.00	10/01/2053	4,239
1,000	Washington MTA	5.13	7/01/2032	1,071
				36,864
	Guam (2.6%)
1,250	Government	5.00	12/01/2046	1,363
2,000	Government Business Privilege Tax	5.00	11/15/2039	2,157
1,500	Government Business Privilege Tax	5.00	1/01/2042	1,568
1,255	International Airport Auth. (INS)	5.75	10/01/2043	1,471
500	Power Auth.	5.00	10/01/2031	547
1,000	Power Auth.	5.00	10/01/2034	1,058
750	Power Auth. (INS)	5.00	10/01/2039	840
1,000	Power Auth. (INS)	5.00	10/01/2044	1,114
2,850	Waterworks Auth.	5.00	7/01/2035	3,117
4,000	Waterworks Auth.	5.50	7/01/2043	4,441
				17,676
	U.S. Virgin Islands (0.2%)
2,000	Public Finance Auth.	5.00	10/01/2032	1,598
	Total Fixed-Rate Instruments (cost: $578,901)			592,546

PUT BONDS (1.2%)

Virginia (1.2%)

5,000 Wise County IDA	2.15	10/01/2040	5,084

5 | USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,000	York County EDA	1.88%	5/01/2033	$3,027
				8,111
	Total Put Bonds (cost: $8,000)			8,111

VARIABLE-RATE DEMAND NOTES (14.0%)

Virginia (12.7%)

1,000	Alexandria IDA (LOC - Bank of America Corp.)	0.92	7/01/2038		1,000
14,850	College Building Auth. (LIQ)	0.90	8/01/2034		14,850
4,200	Fairfax County EDA (LIQ)	0.90	12/01/2033		4,200
8,925	Fairfax County EDA (LIQ)	0.90	12/01/2033		8,925
4,230	Fauquier County IDA (LOC - BB&T Corp.)	0.91	12/01/2033		4,230
11,800	Hanover County EDA (LOC - U.S. Bancorp)	0.90	11/01/2025		11,800
4,315	Hanover County EDA (LOC - Bank of New York
	Mellon Corp.)	0.92	11/01/2025		4,315
1,000	Loudoun County IDA	0.90	2/15/2038		1,000
14,450	Loudoun County IDA	0.90	2/15/2038		14,450
4,700	Loudoun County IDA	0.90	2/15/2038		4,700
650	Lynchburg IDA (LOC - Federal Home Loan Bank
	of Atlanta)	0.94	1/01/2028		650
9,965	Norfolk EDA	0.90	11/01/2034		9,965
5,000	Resources Auth. (LIQ) (g)	0.93	11/01/2019		5,000
3,335	Tenet Healthcare Corp. (LIQ) (g)	0.95	2/01/2028		3,335
					88,420
	District of Columbia (1.3%)
8,690	Metropolitan Washington Airports Auth. (LOC -
	Toronto-Dominion Bank)	0.93	10/01/2039		8,690
	Total Variable-Rate Demand Notes (cost: $97,110)				97,110
	Total Investments (cost: $684,011)				$697,767
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$ — $	591,104		$1,442	$592,546
Put Bonds	—	8,111		—	8,111
Variable-Rate Demand Notes	—	97,110		—	97,110
Total	$ — $	696,325		$1,442	$697,767

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 6

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Fixed-Rate Instruments
Balance as of March 31, 2017	$1,442
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of June 30, 2017	$1,442

For the period of April 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7 | USAA Virginia Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Virginia Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

8 | USAA Virginia Bond Fund

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

9 | USAA Virginia Bond Fund

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were

$23,820,000 and $10,064,000, respectively, resulting in net unrealized appreciation of $13,756,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $694,501,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

Notes to Portfolio of Investments | 10

SPECIFIC NOTES

(a)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2017, was $5,959,000, which represented 0.9% of the Fund's net assets.

(c)At June 30, 2017, the issuer was in default with respect to interest and/or principal payments.

(d)At June 30, 2017, the security, or a portion thereof, was segregated to cover delayed- delivery and/or when-issued purchases.

(e)Restricted security that is not registered under the Securities Act of 1933.

(f)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(g)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(h)At June 30, 2017, the aggregate market value of securities purchased on a delayed- delivery basis was $10,592,000, of which all were when-issued securities.

11 | USAA Virginia Bond Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA VIRGINIA MONEY MARKET FUND

JUNE 30, 2017

(Form N-Q)

48503-0817	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: JP Morgan Chase & Co. or Royal Bank of Canada.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA Virginia Money Market Fund

PORTFOLIO OF INVESTMENTS

USAA Virginia Money Market Fund

June 30, 2017 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (91.8%)

Virginia (90.4%)

$4,200	Albemarle County IDA (LOC - SunTrust Bank)	0.96%	10/01/2037	$4,200
1,435	Alexandria IDA (LOC - Bank of America Corp.)	0.99	7/01/2026	1,435
1,400	Fairfax County EDA (LOC - SunTrust Bank)	0.96	6/01/2037	1,400
4,235	Fairfax County IDA	0.94	5/15/2042	4,235
4,855	Fauquier County IDA (LOC - PNC Financial
	Services Group)	0.91	4/01/2038	4,855
2,880	Greene County IDA (LOC - BB&T Corp.)	0.93	6/01/2026	2,880
4,900	Hampton Roads Sanitation District	0.89	8/01/2046	4,900
2,765	Hanover County EDA (LOC - U.S. Bancorp)	0.90	11/01/2025	2,765
4,915	Lexington IDA	0.90	1/01/2035	4,915
4,900	Loudoun County IDA (LOC - Northern Trust
	Corp.)	0.93	6/01/2034	4,900
11,700	Loudoun County IDA	0.90	2/15/2038	11,700
3,605	Loudoun County IDA (LOC - PNC Financial
	Services Group)	0.91	3/01/2038	3,605
5,595	Lynchburg IDA (LOC - Federal Home Loan Bank
	of Atlanta)	0.94	1/01/2028	5,595
4,230	Norfolk EDA	0.90	11/01/2034	4,230
4,800	Norfolk Redevelopment and Housing Auth.
	(LOC - Bank of America Corp.)	0.98	7/01/2034	4,800
2,640	Roanoke County EDA (LOC - BB&T Corp.)	1.00	10/01/2028	2,640
2,000	Small Business Financing Auth. (LOC - Bank of
	America Corp.)	1.00	7/01/2030	2,000
2,495	Stafford County EDA (LIQ) (a)	0.96	7/20/2017	2,495
910	Stafford County IDA (LOC - U.S. Bancorp)	0.96	5/01/2049	910
4,975	Transportation Board (LIQ) (a)	0.94	5/15/2020	4,975
1,600	Univ. of Virginia (LIQ) (a)	0.93	12/01/2017	1,600
2,000	Virginia Beach (LIQ) (a)	0.93	7/20/2017	2,000
				83,035
	District of Columbia (1.4%)
1,235	Metropolitan Washington Airports Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.93	10/01/2039	1,235
	Total Variable-Rate Demand Notes (cost: $84,270)			84,270

FIXED-RATE INSTRUMENTS (6.5%)

Virginia (6.5%)

6,000 Staunton City IDA (LOC - Bank of America
Corp.) (cost: $6,000)	0.87	7/06/2017	6,000
Total Investments (cost: $90,270)			$90,270

2 | USAA Virginia Money Market Fund

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Variable-Rate Demand Notes	$	— $	84,270	$	— $	84,270
Fixed-Rate Instruments		—	6,000		—	6,000
Total	$	— $	90,270	$	— $	90,270

Portfolio of Investments | 3

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Virginia Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Board of Trustees (the Board) of the Trust has approved a Plan of Liquidation and Dissolution for USAA Virginia Money Market Fund pursuant to which the Fund will be liquidated on or about July 26, 2017. In approving the liquidations, the Board determined that the liquidation of the Fund is in the best interest of that Fund and its shareholders.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Board has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

4 | USAA Virginia Money Market Fund

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $91,846,000 at June 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Notes to Portfolio of Investments | 5

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

6 | USAA Virginia Money Market Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST, Quarter Ended June 30, 2017

By:	/S/ DANIEL J. MAVICO
_____________________________________________________
Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	8/28/2017
_________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
______________________________________________________
Signature and Title: Daniel S. McNamara, President
Date:	8/28/2017
_________________________
By:	/S/ ROBERTO GALINDO, JR.
______________________________________________________
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	8/28/2017
__________________________